UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
              (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2010

                    Date of reporting period: August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS



WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

     SHARES                              SECURITY NAME                                                             VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENT COMPANIES: 97.73%
STOCK FUNDS: 10.89%
        172,026 COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                       $      3,029,384
         76,741 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                         1,135,760
         61,922 DODGE & COX INTERNATIONAL STOCK FUND                                                                1,849,622
        196,244 EATON VANCE LARGE CAP VALUE FUND                                                                    3,037,854
        161,154 ING INTERNATIONAL VALUE FUND                                                                        1,848,438
        156,002 MFS VALUE FUND                                                                                      3,038,914
        153,234 OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              2,439,481
        210,303 T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                 6,107,209
         32,554 T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                          1,107,149
        216,695 THORNBURG INTERNATIONAL VALUE FUND                                                                  5,074,986
                                                                                                                   28,668,797
                                                                                                             ----------------
AFFILIATED STOCK FUNDS: 7.63%
        404,695 WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          3,043,305
            N/A WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                        6,094,784
            N/A WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                3,659,036
        235,207 WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         2,406,166
        107,302 WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                          2,443,266
            N/A WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 2,451,435
                                                                                                                   20,097,992
                                                                                                             ----------------
BOND FUNDS: 14.19%
        372,558 ING GLOBAL REAL ESTATE FUND                                                                         5,182,286
      1,939,821 OPPENHEIMER INTERNATIONAL BOND FUND                                                                12,240,269
      1,005,049 PIMCO COMMODITY REALRETURN STRATEGY FUND                                                            7,588,117
      1,516,855 PIMCO HIGH YIELD FUND                                                                              12,347,203
                                                                                                                   37,357,875
                                                                                                             ----------------
AFFILIATED BOND FUNDS: 65.02%
      4,530,437 WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                   48,974,027
      7,058,272 WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                          73,406,029
            N/A WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  48,843,217
                                                                                                                  171,223,273
                                                                                                             ----------------
TOTAL INVESTMENT COMPANIES (COST $247,813,632)                                                                    257,347,937
                                                                                                             ----------------

                                                                                     YIELD
                                                                                 -------------
SHORT-TERM INVESTMENTS: 0.71%
MUTUAL FUNDS: 0.14%
        364,302 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                         0.22%                            364,302
                                                                                                             ----------------

   PRINCIPAL                                                                     INTEREST RATE MATURITY DATE
--------------- ---------------------------------------------------------------- ------------- -------------
US TREASURY BILLS: 0.57%
$       105,000 US TREASURY BILL###                                                   0.16       11/05/2009           104,980
         50,000 US TREASURY BILL###                                                   0.17       11/05/2009            49,990
         15,000 US TREASURY BILL###                                                   0.18       11/05/2009            14,997
         15,000 US TREASURY BILL###                                                   0.19       11/05/2009            14,997
        380,000 US TREASURY BILL###                                                   0.30       11/05/2009           380,034
         10,000 US TREASURY BILL###                                                   0.20       02/04/2010             9,991

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

   PRINCIPAL                            SECURITY NAME                            INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
US TREASURY BILLS (continued)
$       935,000 US TREASURY BILL###                                                   0.27%      02/04/2010           934,182
                                                                                                                    1,509,171
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,873,064)                                                                      1,873,473
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $249,686,696)*                                                      98.44%                             $    259,221,410
OTHER ASSETS AND LIABILITIES, NET                                          1.56                                     4,102,859
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    263,324,269
                                                                         ------                              ----------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $364,302.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $254,410,997 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $10,795,649
GROSS UNREALIZED DEPRECIATION                 (5,985,236)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 4,810,413

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER EQUITY PORTFOLIO

     SHARES                               SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENT COMPANIES: 99.77%
STOCK FUNDS: 58.58%
        408,299 COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                       $      7,190,139
        180,848 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                         2,676,550
        147,674 DODGE & COX INTERNATIONAL STOCK FUND                                                                4,411,023
        466,352 EATON VANCE LARGE CAP VALUE FUND                                                                    7,219,124
        383,992 ING INTERNATIONAL VALUE FUND                                                                        4,404,386
        369,553 MFS VALUE FUND                                                                                      7,198,887
        360,950 OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              5,746,320
        493,651 T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                14,335,637
         77,247 T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                          2,627,168
        516,335 THORNBURG INTERNATIONAL VALUE FUND                                                                 12,092,566
                                                                                                                   67,901,800
                                                                                                             ----------------
AFFILIATED STOCK FUNDS: 41.19%
        956,087 WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          7,189,777
            N/A WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       14,491,471
            N/A WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                8,737,193
        558,578 WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         5,714,253
        253,593 WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                          5,774,302
            N/A WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 5,835,099
                                                                                                                   47,742,095
                                                                                                             ----------------
TOTAL INVESTMENT COMPANIES (COST $116,158,003)                                                                    115,643,895
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $116,158,003)*                                                      99.77%                             $    115,643,895
OTHER ASSETS AND LIABILITIES, NET                                          0.23                                       264,796
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    115,908,691
                                                                         ------                              ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $118,791,347 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  9,646,708
GROSS UNREALIZED DEPRECIATION                 (12,794,160)
                                              -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)    ($3,147,452)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

     SHARES                               SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENT COMPANIES: 97.83%
STOCK FUNDS: 43.60%
        451,008 COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                       $      7,942,258
        196,598 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                         2,909,658
        161,367 DODGE & COX INTERNATIONAL STOCK FUND                                                                4,820,032
        512,321 EATON VANCE LARGE CAP VALUE FUND                                                                    7,930,731
        420,790 ING INTERNATIONAL VALUE FUND                                                                        4,826,460
        407,468 MFS VALUE FUND                                                                                      7,937,477
        395,804 OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              6,301,195
        545,576 T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                15,843,527
         84,513 T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                          2,874,282
        569,166 THORNBURG INTERNATIONAL VALUE FUND                                                                 13,329,871
                                                                                                                   74,715,491
                                                                                                             ----------------
AFFILIATED STOCK FUNDS: 30.48%
      1,052,742 WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          7,916,618
            N/A WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       15,822,426
            N/A WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                9,563,360
        614,978 WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         6,291,226
        277,908 WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                          6,327,962
            N/A WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 6,306,921
                                                                                                                   52,228,513
                                                                                                             ----------------
BOND FUNDS: 10.54%
        242,758 ING GLOBAL REAL ESTATE FUND                                                                         3,376,758
        763,983 OPPENHEIMER INTERNATIONAL BOND FUND                                                                 4,820,733
        667,120 PIMCO COMMODITY REALRETURN STRATEGY FUND                                                            5,036,759
        593,206 PIMCO HIGH YIELD FUND                                                                               4,828,699
                                                                                                                   18,062,949
                                                                                                             ----------------
AFFILIATED BOND FUNDS: 13.21%
      1,049,950 WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                   11,349,964
            N/A WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  11,276,915
                                                                                                                   22,626,879
                                                                                                             ----------------
TOTAL INVESTMENT COMPANIES (COST $168,135,302)                                                                    167,633,832
                                                                                                             ----------------

                                                                                     YIELD
                                                                                 -------------
SHORT-TERM INVESTMENTS: 1.83%
MUTUAL FUNDS: 0.08%
        136,683 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22%                           136,683
                                                                                                             ----------------

   PRINCIPAL                                                                     INTEREST RATE MATURITY DATE
---------------                                                                  ------------- -------------
US TREASURY BILLS: 1.75%
$        35,000 US TREASURY BILL###                                                   0.18       11/05/2009            34,993
         30,000 US TREASURY BILL###                                                   0.19       11/05/2009            29,994
         70,000 US TREASURY BILL###                                                   0.20       11/05/2009            69,986
      1,090,000 US TREASURY BILL###                                                   0.20       11/05/2009         1,089,790
        145,000 US TREASURY BILL###                                                   0.30       11/05/2009           144,969
      1,590,000 US TREASURY BILL###                                                   0.17       02/04/2010         1,588,609
         45,000 US TREASURY BILL###                                                   0.27       02/04/2010            44,961
                                                                                                                    3,003,302
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,139,131)                                                                      3,139,985
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

                                                                                                                   VALUE
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $171,274,433)*                                                      99.66%                             $    170,773,817
OTHER ASSETS AND LIABILITIES, NET                                          0.34                                       582,311
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    171,356,128
                                                                         ------                              ----------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $136,683.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $179,606,469 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 11,550,778
GROSS UNREALIZED DEPRECIATION                 (20,383,430)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)    ($8,832,652)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

     SHARES                               SECURITY NAME                                                            VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
INVESTMENT COMPANIES: 97.61%
STOCK FUNDS: 35.52%
      1,079,879 COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                       $     19,016,661
        464,467 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                         6,874,107
        382,872 DODGE & COX INTERNATIONAL STOCK FUND                                                               11,436,375
      1,230,229 EATON VANCE LARGE CAP VALUE FUND                                                                   19,043,938
        998,822 ING INTERNATIONAL VALUE FUND                                                                       11,456,492
        972,439 MFS VALUE FUND                                                                                     18,943,111
        951,405 OPPENHEIMER MAIN STREET SMALL CAP FUND                                                             15,146,369
      1,306,206 T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                37,932,230
        202,007 T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                          6,870,242
      1,357,474 THORNBURG INTERNATIONAL VALUE FUND                                                                 31,792,037
                                                                                                                  178,511,562
                                                                                                             ----------------
AFFILIATED STOCK FUNDS: 24.89%
      2,523,198 WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                         18,974,446
            N/A WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       37,905,939
            N/A WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               22,854,733
      1,475,812 WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                        15,097,560
        666,531 WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                         15,176,915
            N/A WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                15,089,986
                                                                                                                  125,099,579
                                                                                                             ----------------
BOND FUNDS: 14.14%
        705,065 ING GLOBAL REAL ESTATE FUND                                                                         9,807,452
      3,687,822 OPPENHEIMER INTERNATIONAL BOND FUND                                                                23,270,158
      1,912,280 PIMCO COMMODITY REALRETURN STRATEGY FUND                                                           14,437,714
      2,888,862 PIMCO HIGH YIELD FUND                                                                              23,515,339
                                                                                                                   71,030,663
                                                                                                             ----------------
AFFILIATED BOND FUNDS: 23.06%
      5,567,645 WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                   60,186,239
            N/A WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  55,700,207
                                                                                                                  115,886,446
                                                                                                             ----------------
TOTAL INVESTMENT COMPANIES (COST $485,053,542)                                                                    490,528,250
                                                                                                             ----------------

   PRINCIPAL                                                                     INTEREST RATE MATURITY DATE
---------------                                                                  ------------- -------------
SHORT-TERM INVESTMENTS: 1.80%
US TREASURY BILLS: 1.80%
$       115,000 US TREASURY BILL###                                                   0.16%      11/05/2009           114,978
         70,000 US TREASURY BILL###                                                   0.17       11/05/2009            69,986
         50,000 US TREASURY BILL###                                                   0.18       11/05/2009            49,990
        260,000 US TREASURY BILL###                                                   0.19       11/05/2009           259,950
         10,000 US TREASURY BILL###                                                   0.23       11/05/2009             9,998
         65,000 US TREASURY BILL###                                                   0.25       11/05/2009            64,987
      3,130,000 US TREASURY BILL###                                                   0.30       11/05/2009         3,129,396
        120,000 US TREASURY BILL###                                                   0.20       02/04/2010           119,895
      5,250,000 US TREASURY BILL###                                                   0.27       02/04/2010         5,245,406
          5,000 US TREASURY BILL###                                                   0.29       02/04/2010             4,996
                                                                                                                    9,069,582
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,066,974)                                                                      9,069,582
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

TOTAL INVESTMENTS IN SECURITIES
(COST $494,120,516)*                                                      99.41%                             $    499,597,832
OTHER ASSETS AND LIABILITIES, NET                                          0.59                                     2,959,473
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    502,557,305
                                                                         ------                              ----------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $517,395,593 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  33,782,242
GROSS UNREALIZED DEPRECIATION                  (51,580,003)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)    ($17,797,761)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

    SHARES                                SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENT COMPANIES: 98.22%
STOCK FUNDS: 21.81%
        408,236 COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                       $      7,189,031
        181,235 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                         2,682,273
        146,490 DODGE & COX INTERNATIONAL STOCK FUND                                                                4,375,657
        464,328 EATON VANCE LARGE CAP VALUE FUND                                                                    7,187,795
        381,126 ING INTERNATIONAL VALUE FUND                                                                        4,371,514
        367,500 MFS VALUE FUND                                                                                      7,158,901
        360,847 OPPENHEIMER MAIN STREET SMALL CAP FUND                                                              5,744,681
        491,727 T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                14,279,743
         76,932 T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                          2,616,458
        512,480 THORNBURG INTERNATIONAL VALUE FUND                                                                 12,002,276
                                                                                                                   67,608,329
                                                                                                             ----------------
AFFILIATED STOCK FUNDS: 15.29%
        952,302 WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                          7,161,314
            N/A WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       14,321,173
            N/A WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                8,652,859
        560,003 WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                         5,728,828
        252,190 WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                          5,742,377
            N/A WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                 5,775,204
                                                                                                                   47,381,755
                                                                                                             ----------------
BOND FUNDS: 14.28%
        443,526 ING GLOBAL REAL ESTATE FUND                                                                         6,169,444
      2,307,089 OPPENHEIMER INTERNATIONAL BOND FUND                                                                14,557,734
      1,185,508 PIMCO COMMODITY REALRETURN STRATEGY FUND                                                            8,950,587
      1,793,437 PIMCO HIGH YIELD FUND                                                                              14,598,576
                                                                                                                   44,276,341
                                                                                                             ----------------
AFFILIATED BOND FUNDS: 46.84%
      4,033,405 WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                   43,601,104
      5,594,248 WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                          58,180,182
            N/A WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  43,430,004
                                                                                                                  145,211,290
                                                                                                             ----------------
TOTAL INVESTMENT COMPANIES (COST $298,490,502)                                                                    304,477,715
                                                                                                             ----------------

                                                                                     YIELD
                                                                                 -------------
SHORT-TERM INVESTMENTS: 1.26%
MUTUAL FUNDS: 0.10%
        304,161 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                         0.22%                            304,161
                                                                                                             ----------------

   PRINCIPAL                                                                     INTEREST RATE MATURITY DATE
--------------- ---------------------------------------------------------------- ------------- -------------
US TREASURY BILLS: 1.16%
$       210,000 US TREASURY BILL###                                                  0.16        11/05/2009           209,959
         35,000 US TREASURY BILL###                                                  0.17        11/05/2009            34,989
         45,000 US TREASURY BILL###                                                  0.18        11/05/2009            44,985
        165,000 US TREASURY BILL###                                                  0.19        11/05/2009           164,968
      1,205,000 US TREASURY BILL###                                                  0.30        11/05/2009         1,204,767
         80,000 US TREASURY BILL###                                                  0.20        02/04/2010            79,930
      1,855,000 US TREASURY BILL###                                                  0.27        02/04/2010         1,853,377

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
US TREASURY BILLS (continued)
$         5,000 US TREASURY BILL###                                                  0.28%       02/04/2010  $          4,996
                                                                                                                    3,597,971
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,901,159)                                                                      3,902,132
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $302,391,661)*                                                99.48%                                   $    308,379,847
OTHER ASSETS AND LIABILITIES, NET                                    0.52                                           1,622,606
                                                                   ------                                    ----------------
TOTAL NET ASSETS                                                   100.00%                                   $    310,002,453
                                                                   ------                                    ----------------

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $304,161.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $307,635,231 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 14,503,369
GROSS UNREALIZED DEPRECIATION                 (13,758,753)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $    744,616

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

     SHARES                               SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENT COMPANIES: 94.80%
STOCK FUNDS: 53.38%
        690,111 COLUMBIA MARSICO FOCUSED EQUITIES FUND                                                       $     12,152,852
        496,671 DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO                                                         7,350,731
        409,488 DODGE & COX INTERNATIONAL STOCK FUND                                                               12,231,397
      1,831,913 EATON VANCE LARGE CAP VALUE FUND                                                                   28,358,007
      1,070,633 ING INTERNATIONAL VALUE FUND                                                                       12,280,156
      1,457,407 MFS VALUE FUND                                                                                     28,390,295
      1,011,529 OPPENHEIMER MAIN STREET SMALL CAP FUND                                                             16,103,535
        835,360 T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                24,258,845
        215,406 T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                          7,325,961
      1,455,410 THORNBURG INTERNATIONAL VALUE FUND                                                                 34,085,704
                                                                                                                  182,537,483
                                                                                                             ----------------
AFFILIATED STOCK FUNDS: 41.42%
      1,615,054 WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                         12,145,209
            N/A WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       56,664,624
            N/A WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               24,450,145
      1,568,906 WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                        16,049,904
        711,690 WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND                                                         16,205,185
            N/A WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                16,133,730
                                                                                                                  141,648,797
                                                                                                             ----------------
TOTAL INVESTMENT COMPANIES (COST $313,402,860)                                                                    324,186,280
                                                                                                             ----------------

   PRINCIPAL                                                                     INTEREST RATE MATURITY DATE
---------------                                                                  ------------- -------------
SHORT-TERM INVESTMENTS: 4.48%
US TREASURY BILLS: 4.48%
$    15,315,000 US TREASURY BILLS###                                                  0.30%      12/17/2009        15,307,710
                                                                                                             ----------------
TOTAL US TREASURY SECURITIES (COST $15,301,344)                                                                    15,307,710
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $328,704,204)*                                                      99.28%                             $    339,493,990
OTHER ASSETS AND LIABILITIES, NET                                          0.72                                     2,468,238
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    341,962,228
                                                                         ------                              ----------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $337,276,950 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 24,453,324
GROSS UNREALIZED DEPRECIATION                 (22,236,284)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $  2,217,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in securities:

                                                                  SIGNIFICANT
                                                                     OTHER       SIGNIFICANT
                                                                   OBSERVABLE   UNOBSERVABLE    TOTAL FAIR
                                                  QUOTED PRICES     INPUTS         INPUTS       VALUE AS OF
INVESTMENTS IN SECURITIES*                          (LEVEL 1)      (LEVEL 2)      (LEVEL 3)      8/31/2009
--------------------------                        -------------   -----------   ------------   ------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
   EQUITY SECURITIES
      REGISTERED INVESTMENT COMPANIES              $257,347,937   $         0         $0       $257,347,937
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                     0     1,509,171          0          1,509,171
   SHORT-TERM INVESTMENTS                               364,302             0          0            364,302
                                                   ------------   -----------        ---       ------------
                                                   $257,712,239   $ 1,509,171         $0       $259,221,410
                                                   ------------   -----------        ---       ------------
WEALTHBUILDER MODERATE BALANCED PORTFOLIO
   EQUITY SECURITIES
      REGISTERED INVESTMENT COMPANIES              $304,477,715   $         0         $0       $304,477,715
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                     0     3,597,971          0          3,597,971
   SHORT-TERM INVESTMENTS                               304,161             0          0            304,161
                                                   ------------   -----------        ---       ------------
                                                   $304,781,876   $ 3,597,971         $0       $308,379,847
                                                   ------------   -----------        ---       ------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO
   EQUITY SECURITIES
      REGISTERED INVESTMENT COMPANIES              $490,528,250   $         0         $0       $490,528,250
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                     0     9,069,582          0          9,069,582
                                                   ------------   -----------        ---       ------------
                                                   $490,528,250   $ 9,069,582         $0       $499,597,832
                                                   ------------   -----------        ---       ------------
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
   EQUITY SECURITIES
      REGISTERED INVESTMENT COMPANIES              $167,633,832   $         0         $0       $167,633,832
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                     0     3,003,302          0          3,003,302
   SHORT-TERM INVESTMENTS                               136,683             0          0            136,683
                                                   ------------   -----------        ---       ------------
                                                   $167,770,515   $ 3,003,302         $0       $170,773,817
                                                   ------------   -----------        ---       ------------
WEALTHBUILDER EQUITY PORTFOLIO
   EQUITY SECURITIES
      REGISTERED INVESTMENT COMPANIES              $115,643,895   $         0         $0       $115,643,895
                                                   ------------   -----------        ---       ------------
                                                   $115,643,895   $         0         $0       $115,643,895
                                                   ------------   -----------        ---       ------------
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
   EQUITY SECURITIES
      REGISTERED INVESTMENT COMPANIES              $324,186,280   $         0         $0       $324,186,280
   DEBT SECURITIES ISSUED BY US TREASURY AND US
      GOVERNMENT AGENCIES                                     0    15,307,710          0         15,307,710
                                                   ------------   -----------        ---       ------------
                                                   $324,186,280   $15,307,710         $0       $339,493,990
                                                   ------------   -----------        ---       ------------

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in other financial instruments:*

                                                                  SIGNIFICANT
                                                                     OTHER       SIGNIFICANT        TOTAL
                                                                   OBSERVABLE   UNOBSERVABLE      UNREALIZED
                                                  QUOTED PRICES      INPUTS        INPUTS       APPRECIATION /
                                                    (LEVEL 1)      (LEVEL 2)      (LEVEL 3)     (DEPRECIATION)
                                                  -------------   -----------   ------------   ---------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO     $1,049,933         $0            $0           $1,049,933
WEALTHBUILDER MODERATE BALANCED PORTFOLIO            2,492,453          0             0            2,492,453
WEALTHBUILDER GROWTH BALANCED PORTFOLIO              6,115,455          0             0            6,115,455
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO            1,992,181          0             0            1,992,181
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO              4,293,973          0             0            4,293,973

* Other financial instruments may include: futures, options, forwards, sale commitments, and swaps.

FUTURES CONTRACTS

Certain Funds may be subject to equity price in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At August 31, 2009, the following Fund held futures contracts:

                                                                                                                        NET
                                                                                                                    UNREALIZED
                                                                                                      NOMINAL      APPRECIATION
PORTFOLIO                                         CONTRACTS         TYPE          EXPIRATION DATE      AMOUNT     (DEPRECIATION)
---------                                         ---------   -----------------   ---------------   -----------   --------------
WealthBuilder Conservative Allocation Portfolio    48 Long              S&P 500   September 2009    $11,164,500    $ 1,071,900
                                                  108 Short           US T-Bond   December 2009      12,911,033        (21,967)
WealthBuilder Moderate Balanced Portfolio         115 Long              S&P 500   September 2009     26,772,625      2,543,750
                                                  258 Short           US T-Bond   December 2009      30,844,203        (51,297)
WealthBuilder Growth Balanced Portfolio           293 Long              S&P 500   September 2009     68,463,875      6,229,150
                                                  631 Short           US T-Bond   December 2009      75,448,555       (113,695)
WealthBuilder Growth Allocation Portfolio         96 Long               S&P 500   September 2009     22,441,500      2,031,300
                                                  215 Short           US T-Bond   December 2009      25,707,131        (39,119)
WealthBuilder Tactical Equity Portfolio           999 Long            MSCI EAFE   September 2009     66,038,757      8,661,468
                                                  961 Long    Russell 2000 Mini   September 2009     50,413,615      4,526,755
                                                  426 Short             S&P 500   December 2009      99,703,800     (8,894,250)

The total notional amounts of futures contracts in the table above are representative of the volume of derivative activities during the period ended August 31, 2009.

OTHER

For more information regarding the Portfolios and their holdings, please see the Portfolios' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

DIVERSIFIED BOND FUND

   FACE/SHARE
     AMOUNT                               SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.72%
            N/A WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                     $      4,266,843
            N/A WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                               30,023,593
            N/A WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                   8,582,349
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $44,251,690)                                               42,872,785
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $44,251,690)*                                                       99.72%                             $     42,872,785
OTHER ASSETS AND LIABILITIES, NET                                          0.28                                       118,726
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $     42,991,511
                                                                         ------                              ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $44,594,704 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  9,073,930
GROSS UNREALIZED DEPRECIATION                 (10,795,849)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ (1,721,919)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
AGENCY NOTES - INTEREST BEARING: 4.60%
$     7,000,000 FNMA<<                                                                2.50%      05/15/2014  $      6,961,325
     10,660,000 FNMA<<                                                                4.75       11/19/2012        11,631,595
TOTAL AGENCY NOTES - INTEREST BEARING (COST $17,919,518)                                                           18,592,920
                                                                                                             ----------------

AGENCY SECURITIES: 36.12%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.52%
      9,190,000 FHLMC%%                                                               6.00       09/01/2037         9,678,219
              2 FHLMC #170027                                                        14.75       03/01/2010                 2
          1,387 FHLMC #170065                                                        14.00       09/01/2012             1,569
        293,297 FHLMC #1J1263+/-                                                      5.77       01/01/2036           309,449
        128,338 FHLMC #A77459                                                         7.50       05/01/2038           138,940
          1,444 FHLMC #C00922                                                         8.00       02/01/2030             1,639
      7,815,346 FHLMC #H09174                                                         5.50       03/01/2038         8,139,713
                                                                                                                   18,269,531
                                                                                                             ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 30.48%
      1,740,000 FNMA%%                                                                4.00       09/01/2039         1,701,393
     30,670,000 FNMA%%                                                                5.00       09/01/2036        31,475,088
     20,800,000 FNMA%%                                                                5.50       09/01/2039        21,651,510
     11,475,000 FNMA%%                                                                6.00       09/01/2036        12,073,857
        516,167 FNMA #256986                                                          7.00       11/01/2037           558,791
      1,179,279 FNMA #257307                                                          6.00       08/01/2038         1,242,714
      1,290,388 FNMA #725715                                                          5.50       08/01/2034         1,350,396
      1,059,109 FNMA #735230                                                          5.50       02/01/2035         1,108,362
        192,201 FNMA #831621                                                          7.00       07/01/2036           209,285
        699,742 FNMA #863727+/-                                                       5.34       01/01/2036           722,976
        335,229 FNMA #886087                                                          6.50       07/01/2036           359,291
        404,386 FNMA #886686+/-                                                       6.16       08/01/2036           428,799
        390,084 FNMA #888022                                                          5.00       02/01/2036           401,886
        787,476 FNMA #888538                                                          5.50       01/01/2037           823,359
        947,952 FNMA #889398                                                          6.00       11/01/2037           999,737
        228,188 FNMA #892283+/-                                                       5.85       09/01/2036           240,385
        202,067 FNMA #895998                                                          6.50       07/01/2036           216,571
        147,110 FNMA #902200                                                          6.50       11/01/2036           157,669
        476,897 FNMA #918447                                                          5.50       05/01/2022           502,620
      3,649,270 FNMA #934370                                                          5.50       08/01/2038         3,804,515
     10,266,894 FNMA #941312                                                          6.50       07/01/2037        10,999,012
        120,823 FNMA #976190                                                          7.50       05/01/2038           131,483
      7,070,458 FNMA #987853                                                          5.50       08/01/2038         7,371,245
      7,831,494 FNMA #995591                                                          7.00       03/01/2039         8,420,209
     15,360,000 FNMA #AD0143                                                          5.50       06/01/2024        16,200,601
                                                                                                                  123,151,754
                                                                                                             ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.12%
            880 GNMA #45265                                                          15.00       08/15/2011               986
          2,174 GNMA #516121                                                          7.50       12/15/2029             2,436
            553 GNMA #53809                                                          15.00       02/15/2012               641
            653 GNMA #54340                                                          15.00       05/15/2012               756
      2,999,391 GNMA SERIES 2004-20 CLASS A                                           2.91       08/16/2020         3,020,279
      1,450,130 GNMA SERIES 2005-90 CLASS A                                           3.76       09/16/2028         1,488,131
                                                                                                                    4,513,229
                                                                                                             ----------------
TOTAL AGENCY SECURITIES (COST $142,626,209)                                                                       145,934,514
                                                                                                             ----------------
ASSET BACKED SECURITIES: 3.56%
        200,000 AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-              0.47       09/15/2011           199,222
      1,285,000 CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-       0.97       12/15/2011         1,283,882

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
ASSET BACKED SECURITIES (continued)
$       430,000 CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                       0.34%      07/15/2014  $        420,530
      3,410,000 CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                          2.40       06/17/2013         3,442,852
        285,000 CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1           5.50       03/24/2017           253,726
      1,311,792 COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-S1 CLASS A3         4.62       02/25/2035           934,697
        150,051 DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                            3.81       07/08/2011           151,610
      2,345,000 DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4                    5.65       12/15/2015         2,529,738
      1,025,000 FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-             1.02       11/15/2012         1,022,384
          4,217 MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                             0.39       12/25/2031             1,688
      1,628,273 USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A4                          4.63       05/15/2012         1,635,623
      2,463,530 USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                          4.90       02/15/2012         2,509,048
TOTAL ASSET BACKED SECURITIES (COST $14,069,950)                                                                   14,385,000
                                                                                                             ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.02%
      3,930,785 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-4
                CLASS XP+/-(c)                                                        0.82       07/10/2042            49,044
      1,070,000 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2008-1
                CLASS AM+/-                                                           6.21       02/10/2049           673,123
        226,982 BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-        4.81       09/25/2035           199,080
        679,576 CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-        5.24       12/25/2035           593,067
      1,485,000 CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2008 - C7+/-               6.10       12/10/2049         1,008,692
        500,000 CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                CLASS 2A2+/-                                                          0.39       05/15/2036           149,674
      2,050,000 COMMERCIAL MORTGAGE PASS THROUGH CERTIFICATES SERIES 2004-LB4A
                CLASS A4                                                              4.58       10/15/2037         1,874,071
        673,136 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 1998-C2 CLASS AX+/-(c)                                         0.57       11/15/2030             7,954
        355,000 CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
                CLASS A3+/-                                                           5.83       06/15/2038           283,751
      3,940,437 FHLMC SERIES T-42 CLASS A5                                            7.50       02/25/2042         4,383,737
        119,181 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                2A1+/-                                                                5.24       07/25/2043           121,155
         72,965 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                2A1+/-                                                                5.11       10/25/2043            70,074
         44,513 FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                CLASS A2                                                              7.39       12/15/2031            44,474
        178,779 FNMA SERIES 2003-W14 CLASS 2A+/-                                      5.26       01/25/2043           183,866
        219,016 FNMA SERIES 2005-W4 CLASS 3A+/-                                       5.11       06/25/2035           226,882
        345,794 FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                            5.24       11/25/2042           357,217
      4,106,941 FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00       05/25/2044         4,480,418
      4,117,699 FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00       08/25/2044         4,496,218
        213,321 GNMA SERIES 2005-59 CLASS A                                           4.39       05/16/2023           218,263
        827,883 GNMA SERIES 2006-3 CLASS A                                            4.21       01/16/2028           851,591
      2,046,790 GNMA SERIES 2007-12 CLASS A                                           3.96       06/16/2031         2,109,773
        485,000 GNMA SERIES 2007-12 CLASS C+/-                                        5.28       04/16/2041           498,784
      3,923,688 GNMA SERIES 2007-69 CLASS TA+/-                                       4.83       06/16/2031         4,069,902
     20,887,405 GNMA SERIES 2008-22 CLASS XM+/-(c)                                    1.07       02/16/2049         1,078,692
      2,425,571 GNMA SERIES 2008-39 CLASS A                                           4.50       02/16/2023         2,494,961
        415,933 GNMA SERIES 2008-45 CLASS A                                           3.58       11/16/2027           423,960
      4,365,000 GNMA SERIES 2008-86 CLASS D                                           5.46       06/16/2040         4,639,541
        451,030 JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                1A1+/-++                                                              4.95       09/28/2044           261,730
      3,830,000 LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8
                CLASS A3                                                              4.83       11/15/2027         3,900,682
      2,020,000 LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
                CLASS A4                                                              5.16       02/15/2031         1,817,178
      3,060,000 LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES 2008-C1+/-       6.15       04/15/2041         2,911,111
      2,229,490 MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
                X+/-(c)++(a)(i)                                                       1.24       05/28/2040            42,360
      1,578,123 MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(c)++(a)           0.93       10/28/2033            22,757
      1,965,000 MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4+/-                  5.27       06/13/2041         1,901,106
          6,799 SACO I TRUST SERIES 2005-2 CLASS A+/-++(i)                            0.47       04/25/2035             2,725
        149,849 SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2      7.46       07/18/2033           152,056
      1,915,000 TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-               6.07       08/15/2039         1,981,774
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $47,268,202)                                                       48,581,443
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
CORPORATE BONDS & NOTES: 24.88%
ADVERTISING: 0.11%
$       500,000 LAMAR MEDIA CORPORATION SERIES C<<                                    6.63%      08/15/2015  $        437,500
                                                                                                             ----------------
APPAREL & ACCESSORY STORES: 0.26%
      1,000,000 WARNACO INCORPORATED                                                  8.88       06/15/2013         1,030,000
                                                                                                             ----------------
BREWERY: 0.47%
      1,520,000 ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED++                         8.00       11/15/2039         1,891,255
                                                                                                             ----------------
BUSINESS SERVICES: 0.25%
        100,000 DELUXE CORPORATION                                                    7.38       06/01/2015            89,500
        945,000 EQUIFAX INCORPORATED                                                  6.30       07/01/2017           934,966
                                                                                                                    1,024,466
                                                                                                             ----------------
CASINO & GAMING: 0.02%
        100,000 TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       12/15/2010            97,000
                                                                                                             ----------------
CHEMICALS & ALLIED PRODUCTS: 0.26%
      1,000,000 NALCO COMPANY++                                                       8.25       05/15/2017         1,045,000
                                                                                                             ----------------
COAL MINING: 0.52%
        500,000 ARCH WESTERN FINANCE LLC<<                                            6.75       07/01/2013           477,500
        700,000 FOUNDATION PA COAL COMPANY                                            7.25       08/01/2014           682,500
      1,000,000 PEABODY ENERGY CORPORATION<<                                          5.88       04/15/2016           920,000
                                                                                                                    2,080,000
                                                                                                             ----------------
COMMUNICATIONS: 4.85%
        935,000 ALLTEL CORPORATION                                                    7.00       07/01/2012         1,037,608
      1,250,000 AMERICAN TOWER CORPORATION                                            7.00       10/15/2017         1,226,563
      1,635,000 COX COMMUNICATIONS INCORPORATED++                                     8.38       03/01/2039         2,027,519
      1,250,000 CSC HOLDINGS INCORPORATED++                                           8.50       06/15/2015         1,262,500
      1,250,000 DIRECTV HOLDINGS LLC                                                  6.38       06/15/2015         1,265,625
      1,250,000 ECHOSTAR DBS CORPORATION                                              7.75       05/31/2015         1,225,000
      1,350,000 EMBARQ CORPORATION                                                    7.08       06/01/2016         1,441,352
      1,000,000 FRONTIER COMMUNICATIONS CORPORATION                                   8.25       05/01/2014           992,500
      1,250,000 INTELSAT JACKSON HOLDINGS LIMITED                                     9.50       06/15/2016         1,284,375
      1,250,000 L-3 COMMUNICATIONS CORPORATION                                        6.38       10/15/2015         1,178,125
      1,080,000 NEWS AMERICA HOLDINGS INCORPORATED                                    8.25       08/10/2018         1,271,956
      1,250,000 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                       7.50       02/15/2014         1,206,250
      1,000,000 SPRINT NEXTEL CORPORATION<<                                           6.00       12/01/2016           840,000
        975,000 TIME WARNER CABLE INCORPORATED                                        5.40       07/02/2012         1,040,028
      1,050,000 VALOR TELECOMMUNICATIONS ENTERPRISES                                  7.75       02/15/2015         1,059,188
      1,250,000 WINDSTREAM CORPORATION                                                8.13       08/01/2013         1,250,000
                                                                                                                   19,608,589
                                                                                                             ----------------
DEPOSITORY INSTITUTIONS: 1.35%
      1,715,000 BANK OF AMERICA CORPORATION                                           5.65       05/01/2018         1,658,307
      1,520,000 CITIGROUP INCORPORATED                                                8.13       07/15/2039         1,562,403
      1,000,000 JPMORGAN CHASE & COMPANY SERIES 1+/-                                  7.90       04/29/2049           953,020
      1,415,000 PNC FINANCIAL SERVICES GROUP INCORPORATED+/-                          8.25       05/29/2049         1,289,894
                                                                                                                    5,463,624
                                                                                                             ----------------
DIVERSIFIED FINANCIAL SERVICES: 0.02%
         96,994 COSO GEOTHERMAL POWER HOLDINGS++(a)                                   7.00       07/15/2026            75,180
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
EATING & DRINKING PLACES: 0.56%
$       750,000 ARAMARK CORPORATION<<                                                 8.50%      02/01/2015  $        727,500
      1,425,000 YUM! BRANDS INCORPORATED                                              6.88       11/15/2037         1,546,198
                                                                                                                    2,273,698
                                                                                                             ----------------
ELECTRIC, GAS & SANITARY SERVICES: 2.61%
      2,285,000 BROWNING-FERRIS INDUSTRIES INCORPORATED                               7.40       09/15/2035         2,252,750
      2,257,374 FPL ENERGY CAITHNESS FUNDING++                                        7.65       12/31/2018         2,240,060
      1,000,000 INERGY LP/INERGY FINANCE CORPORATION<<                                6.88       12/15/2014           935,000
        100,000 IPALCO ENTERPRISES INCORPORATED++                                     7.25       04/01/2016            97,000
        900,000 IPALCO ENTERPRISES INCORPORATED                                       8.63       11/14/2011           918,000
        920,000 ITC MIDWEST LLC++                                                     6.15       01/31/2038           947,067
      1,000,000 MIRANT NORTH AMERICA LLC                                              7.38       12/31/2013           960,000
      1,250,000 NRG ENERGY INCORPORATED<<                                             7.38       02/01/2016         1,195,313
        528,085 SALTON SEA FUNDING CORPORATION SERIES C                               7.84       05/30/2010           525,581
        500,000 SIERRA PACIFIC RESOURCES                                              6.75       08/15/2017           475,000
                                                                                                                   10,545,771
                                                                                                             ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.12%
        500,000 HEXCEL CORPORATION<<                                                  6.75       02/01/2015           467,500
                                                                                                             -----------------
FINANCIAL BANK-COMMERCIAL: 0.29%
      1,120,000 WOORI BANK++                                                          7.00       02/02/2015         1,183,736
                                                                                                             ----------------
FOOD & KINDRED PRODUCTS: 0.90%
      1,000,000 CONSTELLATION BRANDS INCORPORATED<<                                   7.25       09/01/2016           967,500
      1,000,000 DR PEPPER SNAPPLE GROUP INCORPORATED                                  6.82       05/01/2018         1,115,418
      1,490,000 MILLER BREWING CORPORATION++                                          5.50       08/15/2013         1,566,146
                                                                                                                    3,649,064
                                                                                                             ----------------
FOOD STORES: 0.27%
      1,000,000 KROGER COMPANY                                                        6.75       04/15/2012         1,096,857
                                                                                                             ----------------
GENERAL MERCHANDISE STORES: 0.27%
      1,250,000 FEDERATED RETAIL HOLDINGS INCORPORATED                                5.90       12/01/2016         1,101,871
                                                                                                             ----------------
HEALTH SERVICES: 1.39%
        975,000 COVENTRY HEALTH CARE INCORPORATED                                     6.30       08/15/2014           888,622
      1,250,000 DAVITA INCORPORATED<<                                                 7.25       03/15/2015         1,206,250
      1,000,000 HCA INCORPORATED++                                                    8.50       04/15/2019         1,012,500
      1,695,000 LABORATORY CORPORATION OF AMERICA HOLDINGS                            5.63       12/15/2015         1,653,722
        815,000 US ONCOLOGY INCORPORATED<<++                                          9.13       08/15/2017           847,600
                                                                                                                    5,608,694
                                                                                                             ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.47%
      1,250,000 SPX CORPORATION                                                       7.63       12/15/2014         1,254,688
        670,000 TEREX CORPORATION<<                                                   7.38       01/15/2014           639,850
                                                                                                                    1,894,538
                                                                                                             ----------------
INSURANCE CARRIERS: 1.18%
      1,750,000 LINCOLN NATIONAL CORPORATION                                          8.75       07/01/2019         1,956,945
      1,695,000 TORCHMARK CORPORATION                                                 9.25       06/15/2019         1,833,334
      1,215,000 WR BERKLEY CORPORATION                                                6.25       02/15/2037           956,906
                                                                                                                    4,747,185
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
INVESTMENT COMPANIES: 0.42%
$     1,700,000 GENERAL ELECTRIC CAPITAL CORPORATION                                  6.88%      01/10/2039  $      1,686,021
                                                                                                             ----------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.30%
      1,250,000 CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013         1,221,875
                                                                                                             ----------------
LEGAL SERVICES: 0.30%
      1,250,000 FTI CONSULTING INCORPORATED                                           7.75       10/01/2016         1,218,750
                                                                                                             ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.24%
        935,000 XEROX CORPORATION                                                     6.88       08/15/2011           989,245
                                                                                                             ----------------
MISCELLANEOUS RETAIL: 0.43%
      1,850,149 CVS PASS-THROUGH TRUST SERIES T                                       6.04       12/10/2028         1,746,208
                                                                                                             ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.69%
      1,000,000 AGUA CALIENTE BAND OF CAHUILLA INDIANS++(i)                           6.44       10/01/2016           931,240
      1,685,000 DISCOVER FINANCIAL SERVICES                                          10.25       07/15/2019         1,845,500
                                                                                                                    2,776,740
                                                                                                             ----------------
OIL & GAS EXTRACTION: 1.16%
      1,000,000 CHESAPEAKE ENERGY CORPORATION<<                                       6.38       06/15/2015           911,250
      1,250,000 PRIDE INTERNATIONAL INCORPORATED<<                                    7.38       07/15/2014         1,262,500
      1,250,000 RANGE RESOURCES CORPORATION<<                                         7.50       05/15/2016         1,237,500
      1,250,000 SOUTHWESTERN ENERGY COMPANY++                                         7.50       02/01/2018         1,257,813
                                                                                                                    4,669,063
                                                                                                             ----------------
PAPER & ALLIED PRODUCTS: 0.50%
         85,000 APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014            38,356
      1,250,000 GEORGIA-PACIFIC LLC++                                                 7.00       01/15/2015         1,203,125
        750,000 ROCK-TENN COMPANY++                                                   9.25       03/15/2016           789,375
                                                                                                                    2,030,856
                                                                                                             ----------------
PERSONAL SERVICES: 0.29%
      1,250,000 SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00       06/15/2017         1,168,750
                                                                                                             ----------------
PIPELINES: 0.25%
        910,000 TEXAS EASTERN TRANSMISSION LP                                         7.00       07/15/2032         1,012,600
                                                                                                             ----------------
PRIMARY METAL INDUSTRIES: 0.41%
        750,000 BELDEN CDT INCORPORATED                                               7.00       03/15/2017           686,250
      1,000,000 STEEL DYNAMICS INCORPORATED<<++                                       8.25       04/15/2016           982,500
                                                                                                                    1,668,750
                                                                                                             ----------------
PUBLIC FINANCE, TAXATION & MONETARY POLICY: 0.50%
      1,960,000 MACQUARIE GROUP LIMITED<<++                                           7.30       08/01/2014         2,037,629
                                                                                                             ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.02%
        100,000 VENTAS REALTY LP                                                      6.75       04/01/2017            94,000
                                                                                                             ----------------
RETAIL DEPARTMENT STORES: 0.31%
      1,250,000 JCPENNEY INCORPORTED                                                  7.65       08/15/2016         1,243,750
                                                                                                             ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.83%
      1,355,000 BEAR STEARNS COMPANIES INCORPORATED                                   7.25       02/01/2018         1,545,193
      1,345,000 BLACKROCK INCORPORATED                                                6.25       09/15/2017         1,414,816
      2,410,000 LAZARD GROUP LLC                                                      7.13       05/15/2015         2,420,934

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$     1,965,000 MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                       6.88%      04/25/2018  $      2,006,424
                                                                                                                    7,387,367
                                                                                                             ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.59%
      1,250,000 CROWN CORK & SEAL COMPANY INCORPORATED                                8.00       04/15/2023         1,162,500
      1,250,000 OWENS-ILLINOIS INCORPORATED                                           7.80       05/15/2018         1,231,245
                                                                                                                    2,393,745
                                                                                                             ----------------
TOBACCO: 0.47%
      1,695,000 LORILLARD TOBACCO COMPANY                                             8.13       06/23/2019         1,885,669
                                                                                                             ----------------
TOTAL CORPORATE BONDS & NOTES (COST $98,302,913)                                                                  100,552,546
                                                                                                             ----------------
FOREIGN CORPORATE BONDS@: 4.00%
      1,725,000 AMERICA MOVIL SA DE CV                                                5.50       03/01/2014         1,802,328
      1,345,000 ARCELORMITTAL                                                         6.13       06/01/2018         1,287,336
      1,535,000 BRITISH SKY BROADCASTING GROUP PLC++                                  9.50       11/15/2018         1,969,466
      1,580,000 COMMONWEALTH BANK OF AUSTRALIA+/-++                                   6.02       03/29/2049         1,145,500
      1,000,000 FMC FINANCE III SA                                                    6.88       07/15/2017           945,000
        380,000 GLOBO COMUNICACOES E PARTICIPACOES SA++                               7.25       04/26/2022           389,500
      1,540,000 RIO TINTO FINANCE USA LIMITED                                         9.00       05/01/2019         1,844,586
        750,000 SHAW COMMUNICATIONS INCORPORATED                                      7.20       12/15/2011           784,688
      1,000,000 TELECOM ITALIA CAPITAL SA                                             7.18       06/18/2019         1,113,292
        750,000 UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                    8.00       02/11/2010           761,250
      1,180,000 WEATHERFORD INTERNATIONAL LIMITED                                     9.63       03/01/2019         1,433,537
      2,750,000 WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++(i)                      7.38       12/15/2028         2,664,780
TOTAL FOREIGN CORPORATE BONDS (COST $15,612,563)                                                                   16,141,263
                                                                                                             ----------------
MUNICIPAL BONDS & NOTES: 0.53%
OREGON: 0.33%
      1,470,000 COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A (OTHER
                REVENUE)(i)                                                           6.88       10/01/2011         1,340,993
                                                                                                             ----------------
OTHER: 0.20%
        870,000 SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES 07
                B++(i)                                                                6.75       12/01/2013           804,115
                                                                                                             ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,340,000)                                                                     2,145,108
                                                                                                             ----------------
US TREASURY SECURITIES: 29.23%
US TREASURY BILLS: 0.10%
        400,000 US TREASURY BILL###                                                   0.20       09/24/2009           399,954
                                                                                                             ----------------
US TREASURY BONDS: 2.75%
     11,560,000 US TREASURY BOND<<                                                    3.50       02/15/2039        10,212,543
        880,000 US TREASURY BOND<<                                                    4.25       05/15/2039           889,763
                                                                                                                   11,102,306
                                                                                                             ----------------
US TREASURY NOTES: 26.38%
      3,400,000 US TREASURY NOTE<<                                                    0.88       03/31/2011         3,407,572
     14,150,000 US TREASURY NOTE<<                                                    0.88       04/30/2011        14,171,550
        925,000 US TREASURY NOTE<<                                                    1.13       06/30/2011           929,119
     20,410,000 US TREASURY NOTE<<                                                    1.13       12/15/2011        20,384,488
     21,750,000 US TREASURY NOTE<<                                                    1.38       02/15/2012        21,809,465
      2,000,000 US TREASURY NOTE<<                                                    1.75       03/31/2014         1,958,124

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
US TREASURY NOTES (continued)
$     8,630,000 US TREASURY NOTE<<                                                    2.63%      06/30/2014  $      8,742,596
      2,210,000 US TREASURY NOTE<<                                                    2.63       07/31/2014         2,236,244
     16,350,000 US TREASURY NOTE<<                                                    2.75       10/31/2013        16,809,844
      4,195,000 US TREASURY NOTE<<                                                    3.13       05/15/2019         4,095,369
      4,365,000 US TREASURY NOTE<<                                                    3.25       05/31/2016         4,442,409
      1,395,000 US TREASURY NOTE<<                                                    3.63       08/15/2019         1,421,156
      6,050,000 US TREASURY NOTE<<                                                    3.75       11/15/2018         6,212,594
                                                                                                                  106,620,530
                                                                                                             ----------------
TOTAL US TREASURY SECURITIES (COST $117,943,019)                                                                  118,122,790
                                                                                                             ----------------

     SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 36.23%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 6.66%
      6,723,353 AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    6,723,353
      6,723,353 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        6,723,353
      6,723,353 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          6,723,353
      6,723,353 DWS MONEY MARKET SERIES INSTITUTIONAL                                                               6,723,353
                                                                                                                   26,893,412
                                                                                                             ----------------

   PRINCIPAL                                                                     INTEREST RATE MATURITY DATE
---------------                                                                  ------------- -------------
COLLATERAL INVESTED IN OTHER ASSETS: 29.57%
$     2,512,768 ABN AMRO BANK NV (CHICAGO)                                            0.26       09/18/2009         2,512,768
      2,638,407 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.45       09/08/2009         2,638,176
      2,037,380 AMSTEL FUNDING CORPORATION++(p)                                       1.78       09/22/2009         2,035,264
      1,018,690 ANTALIS US FUNDING CORPORATION++(p)                                   0.27       09/30/2009         1,018,468
      1,697,816 ANTALIS US FUNDING CORPORATION++(p)                                   0.28       09/08/2009         1,697,724
        597,631 ARABELLA FINANCE LLC++(p)                                             0.40       09/01/2009           597,631
        203,738 ARABELLA FINANCE LLC++(p)                                             0.71       09/04/2009           203,726
      4,618,061 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,618,089)                0.22       09/01/2009         4,618,061
      1,171,493 BANK OF IRELAND                                                       0.35       09/01/2009         1,171,493
      1,426,166 BANK OF IRELAND                                                       0.60       09/04/2009         1,426,166
      3,103,608 BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                $3,103,627)                                                           0.22       09/01/2009         3,103,608
      2,699,528 BNP PARIBAS (PARIS)                                                   0.19       09/01/2009         2,699,528
      2,376,943 BRYANT BANK FUNDING LLC++(p)                                          0.25       09/02/2009         2,376,926
         74,704 CALCASIEU PARISH LA+/-ss                                              0.50       12/01/2027            74,704
      2,105,292 CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                 0.14       11/01/2026         2,105,292
        217,321 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss           0.45       06/01/2028           217,321
      1,018,690 CALYON (NEW YORK)                                                     0.40       09/03/2009         1,018,700
        516,136 CALYON (NEW YORK)                                                     3.33       09/10/2009           516,529
      2,444,856 CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.30       09/08/2009         2,444,713
        810,373 CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008            13,371
        180,138 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.50       10/01/2038           180,138
        339,563 COOK COUNTY IL+/-ss                                                   0.70       11/01/2030           339,563
      3,073,048 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $3,073,068)                                                           0.23       09/01/2009         3,073,048
      6,129,117 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $6,129,154)                                                           0.22       09/01/2009         6,129,117
      2,784,419 DANSKE BANK A/S COPENHAGEN                                            0.22       09/02/2009         2,784,419
      1,154,515 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                          0.80       12/15/2037         1,154,515
      2,342,987 DEXIA BANK (GRAND CAYMAN)                                             0.21       09/01/2009         2,342,987
        254,672 DEXIA DELAWARE LLC                                                    0.26       09/01/2009           254,672
      2,716,506 EKSPORTFINANS ASA++                                                   0.23       09/14/2009         2,716,281
      1,697,816 ERASMUS CAPITAL CORPORATION++(p)                                      0.28       09/10/2009         1,697,698

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,035,940 FAIRWAY FINANCE CORPORATION++(p)                                      0.22%      09/16/2009  $      1,035,845
      2,376,943 GDF SUEZ++                                                            0.22       09/21/2009         2,376,652
      2,389,167 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,389,182)                0.22       09/01/2009         2,389,167
      1,018,690 GOTHAM FUNDING CORPORATION++(p)                                       0.23       09/14/2009         1,018,605
      1,618,467 GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2010           500,106
        112,056 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.65       11/01/2042           112,056
        550,093 HOUSTON TX UTILITY SYSTEM+/-ss                                        0.30       05/15/2034           550,093
        194,230 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.35       07/01/2029           194,230
        135,825 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss               0.37       01/01/2018           135,825
      1,867,598 INTESA SANPAOLO SPA                                                   0.35       09/10/2009         1,867,659
        407,476 IRISH LIFE & PERMANENT PLC++                                          0.54       09/04/2009           407,458
        407,476 IRISH LIFE & PERMANENT PLC++                                          0.54       09/08/2009           407,433
        747,039 IRISH LIFE & PERMANENT PLC++                                          0.58       09/01/2009           747,039
        679,127 IRISH LIFE & PERMANENT PLC++                                          0.58       09/03/2009           679,105
      6,129,117 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,129,154)                0.22       09/01/2009         6,129,117
        203,738 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.37       04/15/2025           203,738
      2,699,528 KBC BANK NV BRUSSELS                                                  0.22       09/01/2009         2,699,528
      1,018,690 KOCH RESOURCES LLC++                                                  0.22       09/15/2009         1,018,603
      1,697,816 KOCH RESOURCES LLC++                                                  0.24       09/02/2009         1,697,805
      1,697,816 MASSACHUSETTS HEFA+/-ss                                               0.30       10/01/2034         1,697,816
        271,651 MISSISSIPPI STATE GO+/-ss                                             0.65       11/01/2028           271,651
        196,947 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.14       02/01/2036           196,947
      5,093,449 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                TREASURY SECURITIES (MATURITY VALUE $5,093,477)                       0.20       09/01/2009         5,093,449
      1,290,340 NATEXIS BANQUES POPULAIRES                                            0.24       09/01/2009         1,290,340
        628,192 NATEXIS BANQUES POPULAIRES                                            0.24       09/04/2009           628,180
        288,629 NATIONAL AUSTRALIA BANK+/-++                                          0.69       09/11/2009           288,667
        611,214 NATIXIS++                                                             0.24       09/02/2009           611,210
        135,825 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              1.80       01/01/2018           135,825
        332,432 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.34       01/01/2034           332,432
      2,716,506 RANGER FUNDING CORPORATION++(p)                                       0.22       09/21/2009         2,716,174
         96,843 REGENCY MARKETS #1 LLC++(p)                                           0.23       09/15/2009            96,835
      2,580,681 REGENCY MARKETS #1 LLC++(p)                                           0.25       09/17/2009         2,580,394
        611,214 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.30       09/03/2009           611,204
        611,214 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.40       09/10/2009           611,153
      1,697,816 ROYAL BANK OF SCOTLAND CT                                             0.27       09/14/2009         1,697,816
      2,376,943 SCALDIS CAPITAL LIMITED++(p)                                          0.31       09/16/2009         2,376,636
      1,018,690 SOCIETE GENERALE BANNON LLC                                           0.24       09/15/2009         1,018,690
      1,697,816 SOCIETE GENERALE NORTH AMERICA                                        0.24       09/10/2009         1,697,715
      2,716,506 SOLITAIRE FUNDING LLC++(p)                                            0.29       09/17/2009         2,716,156
      2,037,380 STARBIRD FUNDING CORPORATION++(p)                                     0.20       09/03/2009         2,037,357
        679,127 STARBIRD FUNDING CORPORATION++(p)                                     0.25       09/03/2009           679,117
      1,018,690 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.26       09/10/2009         1,018,624
        203,738 TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.25       09/11/2009           203,724
      2,716,506 TULIP FUNDING CORPORATION++(p)                                        0.25       09/18/2009         2,716,186
        448,224 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.16       07/01/2032           448,224
        611,214 UBS AG (STAMFORD CT)                                                  3.41       09/08/2009           611,589
      2,376,943 UNICREDITO ITALIANO (NEW YORK)                                        0.32       09/08/2009         2,376,943
        203,738 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.34       12/15/2040           203,738
        271,651 VERSAILLES CDS LLC++(p)                                               0.45       09/03/2009           271,644
        135,825 VERSAILLES CDS LLC++(p)                                               0.45       09/04/2009           135,820
        271,651 VERSAILLES CDS LLC++(p)                                               0.50       09/01/2009           271,651
        271,651 VERSAILLES CDS LLC++(p)                                               0.50       09/02/2009           271,647
      1,366,044 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.25       08/07/2008           628,380
      1,361,099 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.28       05/02/2008           626,105
      2,154,643 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.35       04/30/2008           991,136

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INCOME PLUS FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,003,423 WESTPAC SECURITIES NZ LIMITED++                                       0.22%      09/14/2009  $      2,003,263
                                                                                                                  119,497,109
                                                                                                             ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $148,018,421)                                                       146,390,521
                                                                                                             ----------------

     SHARES                                                                          YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 3.68%
     14,851,271 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22                         14,851,271
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $14,851,271)                                                                    14,851,271
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $618,952,066)*                                                     154.85%                             $    625,697,376
OTHER ASSETS AND LIABILITIES, NET                                        (54.85)                                 (221,618,547)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    404,078,829
                                                                         ------                              ----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,851,271.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $619,186,274 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $12,310,163
GROSS UNREALIZED DEPRECIATION                 (5,799,061)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 6,511,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

INFLATION-PROTECTED BOND FUND

   FACE/SHARE
     AMOUNT                               SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.72%
            N/A WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                     $     79,667,412
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $79,963,831)                                               79,667,412
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $79,963,831)*                                                       99.72%                             $     79,667,412
OTHER ASSETS AND LIABILITIES, NET                                          0.28                                       225,394
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $     79,892,806
                                                                         ------                              ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $80,208,827 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 7,209,392
GROSS UNREALIZED DEPRECIATION                 (7,750,807)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $  (541,415)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
AGENCY SECURITIES: 35.42%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 13.30%
$    14,757,740 FHLMC #1G1395+/-                                                      6.05%      01/01/2037  $     15,629,240
     19,224,874 FHLMC #1G1522+/-                                                      5.99       01/01/2037        20,341,421
     17,758,211 FHLMC #1G2629+/-                                                      5.72       06/01/2036        18,657,556
     10,034,502 FHLMC #1J1693+/-                                                      6.11       04/01/2037        10,640,510
      8,042,965 FHLMC #1J2834+/-                                                      6.08       08/01/2037         8,500,922
     10,290,151 FHLMC #1Q0793                                                         5.93       05/01/2037        10,872,015
      2,152,008 FHLMC #2407 CLASS BJ                                                  6.50       01/15/2032         2,322,866
      5,874,752 FHLMC #B14039                                                         4.00       05/01/2014         6,037,797
      7,067,006 FHLMC #C70467                                                         6.50       09/01/2032         7,589,716
      1,060,710 FHLMC #H82015                                                         6.50       09/01/2037         1,129,656
      2,867,097 FHLMC #H82026                                                         6.50       08/01/2037         3,053,459
      3,728,446 FHLMC MULTIFAMILY STRUCTURED PASS THROUGH CERTIFICATES SERIES
                K003 CLASS A1(a)                                                      2.23       07/25/2013         3,743,487
      9,393,619 FHLMC SERIES 2215 CLASS PH                                            6.50       02/15/2030         9,995,398
                                                                                                                  118,514,043
                                                                                                             ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 22.12%
     14,000,000 FNMA%%                                                                5.50       09/01/2020        14,730,632
        389,149 FNMA #303878                                                          6.50       05/01/2016           411,927
     23,378,797 FNMA #310017(a)                                                       7.00       06/01/2035        28,484,258
     12,801,604 FNMA #888738                                                          7.50       10/01/2037        13,877,729
      8,241,268 FNMA #889069                                                          5.50       01/01/2021         8,795,236
      7,037,998 FNMA #922460+/-                                                       5.94       01/01/2037         7,462,101
     37,954,660 FNMA #931675                                                          5.50       01/01/2018        40,411,038
      1,869,951 FNMA #940153                                                          6.50       05/01/2037         1,979,231
      3,864,822 FNMA #943811                                                          6.50       06/01/2037         4,090,682
        997,193 FNMA #950304                                                          6.50       08/01/2037         1,059,756
     15,707,622 FNMA #995426                                                          5.50       09/01/2021        16,763,469
     17,426,808 FNMA #995427                                                          5.50       01/01/2021        18,516,528
     25,272,927 FNMA #995579                                                          6.50       03/01/2039        27,276,498
      7,947,870 FNMA #995585                                                          5.50       12/01/2020         8,482,116
      4,432,384 FNMA #995649                                                          5.50       06/01/2020         4,719,242
                                                                                                                  197,060,443
                                                                                                             ----------------
TOTAL AGENCY SECURITIES (COST $306,162,420)                                                                       315,574,486
                                                                                                             ----------------
ASSET BACKED SECURITIES: 2.24%
      3,050,000 HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A              4.25       02/15/2013         3,118,156
     10,000,000 HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A4               5.21       06/17/2013        10,422,924
      2,537,000 HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2009-2 CLASS A4               3.32       02/15/2017         2,553,702
      2,368,000 NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-A CLASS A4+/-         0.27       06/17/2013         2,353,664
      1,224,772 TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3             5.41       08/12/2011         1,229,897
        271,799 TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3             5.26       11/14/2011           272,905
TOTAL ASSET BACKED SECURITIES (COST $19,715,989)                                                                   19,951,248
                                                                                                             ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.90%
      8,722,000 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-2
                CLASS A3                                                              5.12       07/11/2043         8,955,162
      1,659,709 BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                2000-WF1 CLASS A2+/-                                                  7.78       02/15/2032         1,673,544
         74,000 BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
                CLASS AAB                                                             4.80       09/11/2042            74,408
     12,384,000 COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A4+/-            6.98       01/17/2032        13,165,511
      1,532,536 CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2000-C1
                CLASS A2                                                              7.55       04/15/2049         1,566,247
      6,314,000 CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK3
                CLASS A4                                                              6.53       06/15/2034         6,599,313

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL                            SECURITY NAME                            INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     8,414,438 FHLMC SERIES 2595 CLASS AD                                           5.00%        12/15/2017 $      8,879,255
      6,501,275 FHLMC SERIES 2725 CLASS PC                                           4.50         05/15/2028        6,656,796
      3,254,038 FHLMC SERIES 2899 CLASS TC                                           5.00         04/15/2019        3,426,517
      7,000,000 FHLMC SERIES 2958 CLASS MC                                           5.50         11/15/2028        7,284,012
      4,714,000 FHLMC SERIES 3143 CLASS NB                                           5.50         08/15/2029        4,953,376
         40,466 FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                CLASS A2                                                             7.39         12/15/2031           40,431
      2,142,244 FNMA SERIES 2003-26 CLASS A2                                         6.00         02/25/2033        2,269,982
      6,992,000 LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2001-C2
                CLASS A2                                                             6.65         11/15/2027        7,318,230
     11,462,000 LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C1
                CLASS A2                                                             5.08         02/15/2031       11,446,913
      3,551,000 MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-            5.24         11/12/2035        3,572,179
      6,000,000 MERRILL LYNCH MORTGAGE TRUST SERIES 2005 CKI1 CLASS A3+/-            5.24         11/12/2037        6,007,874
      6,093,000 MORGAN STANLEY CAPITAL I SERIES 2004-IQ7 CLASS A3+/-                 5.35         06/15/2038        6,237,844
      5,275,000 MORGAN STANLEY CAPITAL I SERIES 2005-T17 CLASS A4                    4.52         12/13/2041        5,241,516
      4,663,126 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-HQ CLASS A3         6.51         04/15/2034        4,932,098
      4,386,387 MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A4        5.74         12/15/2035        4,594,416
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $112,615,692)                                                     114,895,624
                                                                                                             ----------------
US TREASURY SECURITIES: 50.58%
US TREASURY NOTES: 50.58%
    116,774,000 US TREASURY NOTE<<                                                   1.13         06/30/2011      117,293,995
    175,833,000 US TREASURY NOTE<<                                                   1.00         07/31/2011      176,080,221
    134,351,000 US TREASURY NOTE<<                                                   1.75         08/15/2012      135,411,164
     10,766,000 US TREASURY NOTE<<                                                   2.63         07/31/2014       10,893,846
     11,000,000 US TREASURY NOTE<<                                                   2.38         08/31/2014       10,992,267
                                                                                                                  450,671,493
                                                                                                             ----------------
TOTAL US TREASURY SECURITIES (COST $449,549,636)                                                                  450,671,493
                                                                                                             ----------------

    SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 46.87%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 8.75%
     19,483,225 AIM STIT-LIQUID ASSETS PORTFOLIO                                                                   19,483,225
     19,483,225 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                       19,483,225
     19,483,225 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                         19,483,225
     19,483,225 DWS MONEY MARKET SERIES INSTITUTIONAL                                                              19,483,225
                                                                                                                   77,932,900
                                                                                                             ----------------

   PRINCIPAL                                                                     INTEREST RATE MATURITY DATE
--------------- ---------------------------------------------------------------- ------------- -------------
COLLATERAL INVESTED IN OTHER ASSETS: 38.12%
$     7,281,609 ABN AMRO BANK NV (CHICAGO)                                           0.26        09/18/2009         7,281,609
      7,645,690 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                      0.45        09/08/2009         7,645,021
      5,904,008 AMSTEL FUNDING CORPORATION++(p)                                      1.78        09/22/2009         5,897,877
      4,920,006 ANTALIS US FUNDING CORPORATION++(p)                                  0.28        09/08/2009         4,919,738
      2,952,004 ANTALIS US FUNDING CORPORATION++(p)                                  0.27        09/30/2009         2,951,362
      1,731,842 ARABELLA FINANCE LLC++(p)                                            0.40        09/01/2009         1,731,842
        590,401 ARABELLA FINANCE LLC++(p)                                            0.71        09/04/2009           590,366
     13,382,417 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $13,382,499)              0.22        09/01/2009        13,382,417
      3,394,804 BANK OF IRELAND                                                      0.35        09/01/2009         3,394,804
      4,132,805 BANK OF IRELAND                                                      0.60        09/04/2009         4,132,805
      8,993,772 BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                VALUE $8,993,827)                                                    0.22        09/01/2009         8,993,772
      7,822,810 BNP PARIBAS (PARIS)                                                  0.19        09/01/2009         7,822,810

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     6,888,009 BRYANT BANK FUNDING LLC++(p)                                         0.25%       09/02/2009  $      6,887,961
        216,480 CALCASIEU PARISH LA+/-ss                                             0.50        12/01/2027           216,480
      6,100,808 CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                0.14        11/01/2026         6,100,808
        629,761 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss          0.45        06/01/2028           629,761
      2,952,004 CALYON (NEW YORK)                                                    0.40        09/03/2009         2,952,033
      1,495,682 CALYON (NEW YORK)                                                    3.33        09/10/2009         1,496,819
      7,084,809 CANCARA ASSET SECURITIZATION LIMITED++(p)                            0.30        09/08/2009         7,084,396
        382,358 CHEYNE FINANCE LLC+/-++####(a)(i)                                    0.00        02/25/2008             6,309
        522,013 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                            0.50        10/01/2038           522,013
        984,001 COOK COUNTY IL+/-ss                                                  0.70        11/01/2030           984,001
     17,761,223 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $17,761,332)                                                   0.22        09/01/2009        17,761,223
      8,905,211 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $8,905,268)                                                    0.23        09/01/2009         8,905,211
      8,068,810 DANSKE BANK A/S COPENHAGEN                                           0.22        09/02/2009         8,068,810
      3,345,604 DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                         0.80        12/15/2037         3,345,604
      6,789,609 DEXIA BANK (GRAND CAYMAN)                                            0.21        09/01/2009         6,789,609
        738,001 DEXIA DELAWARE LLC                                                   0.26        09/01/2009           738,001
      7,872,010 EKSPORTFINANS ASA++                                                  0.23        09/14/2009         7,871,356
      4,920,006 ERASMUS CAPITAL CORPORATION++(p)                                     0.28        09/10/2009         4,919,662
      3,001,991 FAIRWAY FINANCE CORPORATION++(p)                                     0.22        09/16/2009         3,001,716
      6,888,009 GDF SUEZ++                                                           0.22        09/21/2009         6,887,167
      6,923,433 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $6,923,475)               0.22        09/01/2009         6,923,433
      2,952,004 GOTHAM FUNDING CORPORATION++(p)                                      0.23        09/14/2009         2,951,759
        763,641 GRYPHON FUNDING LIMITED(a)(i)                                        0.00        08/23/2010           235,965
        324,720 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                0.65        11/01/2042           324,720
      1,594,082 HOUSTON TX UTILITY SYSTEM+/-ss                                       0.30        05/15/2034         1,594,082
        562,849 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss              0.35        07/01/2029           562,849
        393,601 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss              0.37        01/01/2018           393,601
      5,412,007 INTESA SANPAOLO SPA                                                  0.35        09/10/2009         5,412,183
      2,164,803 IRISH LIFE & PERMANENT PLC++                                         0.58        09/01/2009         2,164,803
      1,968,003 IRISH LIFE & PERMANENT PLC++                                         0.58        09/03/2009         1,967,939
      1,180,802 IRISH LIFE & PERMANENT PLC++                                         0.54        09/04/2009         1,180,748
      1,180,802 IRISH LIFE & PERMANENT PLC++                                         0.54        09/08/2009         1,180,678
     17,761,223 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $17,761,332)              0.22        09/01/2009        17,761,223
        590,401 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                               0.37        04/15/2025           590,401
      7,822,810 KBC BANK NV BRUSSELS                                                 0.22        09/01/2009         7,822,810
      4,920,006 KOCH RESOURCES LLC++                                                 0.24        09/02/2009         4,919,974
      2,952,004 KOCH RESOURCES LLC++                                                 0.22        09/15/2009         2,951,751
      4,920,006 MASSACHUSETTS HEFA+/-ss                                              0.30        10/01/2034         4,920,006
        787,201 MISSISSIPPI STATE GO+/-ss                                            0.65        11/01/2028           787,201
        570,721 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                            0.14        02/01/2036           570,721
     14,760,019 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                TREASURY SECURITIES (MATURITY VALUE $14,760,101)                     0.20        09/01/2009        14,760,019
      3,739,205 NATEXIS BANQUES POPULAIRES                                           0.24        09/01/2009         3,739,205
      1,820,402 NATEXIS BANQUES POPULAIRES                                           0.24        09/04/2009         1,820,366
        836,401 NATIONAL AUSTRALIA BANK+/-++                                         0.69        09/11/2009           836,513
      1,771,202 NATIXIS++                                                            0.24        09/02/2009         1,771,190
        393,601 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                             1.80        01/01/2018           393,601
        963,337 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                             0.34        01/01/2034           963,337
      7,872,010 RANGER FUNDING CORPORATION++(p)                                      0.22        09/21/2009         7,871,048
        280,637 REGENCY MARKETS #1 LLC++(p)                                          0.23        09/15/2009           280,612
      7,478,410 REGENCY MARKETS #1 LLC++(p)                                          0.25        09/17/2009         7,477,579
      1,771,202 RHEIN-MAIN SECURITIZATION LIMITED++(p)                               0.30        09/03/2009         1,771,173
      1,771,202 RHEIN-MAIN SECURITIZATION LIMITED++(p)                               0.40        09/10/2009         1,771,025
      4,920,006 ROYAL BANK OF SCOTLAND CT                                            0.27        09/14/2009         4,920,006
      6,888,009 SCALDIS CAPITAL LIMITED++(p)                                         0.31        09/16/2009         6,887,119
      2,952,004 SOCIETE GENERALE BANNON LLC                                          0.24        09/15/2009         2,952,004
      4,920,006 SOCIETE GENERALE NORTH AMERICA                                       0.24        09/10/2009         4,919,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

   PRINCIPAL                               SECURITY NAME                         INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     7,872,010 SOLITAIRE FUNDING LLC++(p)                                           0.29%       09/17/2009  $      7,870,995
      5,904,008 STARBIRD FUNDING CORPORATION++(p)                                    0.20        09/03/2009         5,903,942
      1,968,003 STARBIRD FUNDING CORPORATION++(p)                                    0.25        09/03/2009         1,967,975
      2,952,004 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)              0.26        09/10/2009         2,951,812
        590,401 TICONDEROGA MASTER FUNDING LIMITED++(p)                              0.25        09/11/2009           590,360
      7,872,010 TULIP FUNDING CORPORATION++(p)                                       0.25        09/18/2009         7,871,081
      1,298,882 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                    0.16        07/01/2032         1,298,882
      1,771,202 UBS AG (STAMFORD CT)                                                 3.41        09/08/2009         1,772,289
      6,888,009 UNICREDITO ITALIANO (NEW YORK)                                       0.32        09/08/2009         6,888,009
        590,401 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                    0.34        12/15/2040           590,401
        787,201 VERSAILLES CDS LLC++(p)                                              0.50        09/01/2009           787,201
        787,201 VERSAILLES CDS LLC++(p)                                              0.50        09/02/2009           787,190
        787,201 VERSAILLES CDS LLC++(p)                                              0.45        09/03/2009           787,181
        393,601 VERSAILLES CDS LLC++(p)                                              0.45        09/04/2009           393,586
      1,016,624 VICTORIA FINANCE LLC+/-++####(a)(i)                                  0.35        04/30/2008           467,647
        642,207 VICTORIA FINANCE LLC+/-++####(a)(i)                                  0.28        05/02/2008           295,415
        644,540 VICTORIA FINANCE LLC+/-++####(a)(i)                                  0.25        08/07/2008           296,486
      5,805,607 WESTPAC SECURITIES NZ LIMITED++                                      0.22        09/14/2009         5,805,147
                                                                                                                  339,590,317
                                                                                                             ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $419,623,245)                                                       417,523,217
                                                                                                             ----------------

     SHARES                                                                          YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 2.56%
     22,787,889 WELLS FARGO ADVANTAGE CASH INVESTMENT SELECT~+++                     0.36                          22,787,889
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $22,787,889)                                                                    22,787,889
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,330,454,871)*                                                   150.57%                             $  1,341,403,957
OTHER ASSETS AND LIABILITIES, NET                                        (50.57)                                 (450,508,946)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    890,895,011
                                                                         ------                              ----------------

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,787,889.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,331,652,326 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $13,147,664
GROSS UNREALIZED DEPRECIATION                 (3,396,033)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 9,751,631

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STABLE INCOME FUND

   FACE/SHARE
     AMOUNT                               SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
            N/A WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                $    241,400,996
                                                                                                             ----------------
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $271,176,218)                                             241,400,996
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $271,176,218)*                                                      99.99%                             $    241,400,996
OTHER ASSETS AND LIABILITIES, NET                                          0.01                                        12,189
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    241,413,185
                                                                         ------                              ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $271,386,788 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $    534,627
GROSS UNREALIZED DEPRECIATION                 (30,520,419)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(29,985,792)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
CORPORATE BONDS & NOTES: 84.78%
AMUSEMENT & RECREATION SERVICES: 2.67%
$       210,000 PENN NATIONAL GAMING INCORPORATED++                                   8.75%      08/15/2019  $        208,425
         45,000 PINNACLE ENTERTAINMENT INCORPORATED++                                 8.63       08/01/2017            44,325
        230,000 SHINGLE SPRINGS TRIBAL GAMING AUTHORITY++                             9.38       06/15/2015           163,300
        130,000 TOWN SPORTS INTERNATIONAL INCORPORATEDE                              32.00       02/01/2014            68,250
        100,000 WARNER MUSIC GROUP                                                    7.38       04/15/2014            90,250
        135,000 YONKERS RACING CORPORATION++                                         11.38       07/15/2016           137,363
                                                                                                                      711,913
                                                                                                             ----------------
APPAREL & ACCESSORY STORES: 0.17%
         45,000 LIMITED BRANDS INCORPORATED<<++                                       8.50       06/15/2019            45,586
                                                                                                             ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.81%
        210,000 LEVI STRAUSS & COMPANY                                                9.75       01/15/2015           214,725
                                                                                                             ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.77%
        245,000 TRW AUTOMOTIVE INCORPORATED<<++                                       7.25       03/15/2017           205,800
                                                                                                             ----------------
BUSINESS SERVICES: 6.70%
        160,000 CLEAN HARBORS INCORPORATED<<++                                        7.63       08/15/2016           160,400
        368,578 COSO GEOTHERMAL POWER HOLDINGS++(a)                                   7.00       07/15/2026           285,685
        475,000 DELUXE CORPORATION                                                    7.38       06/01/2015           425,125
        250,000 FIRST DATA CORPORATION<<                                              9.88       09/24/2015           213,750
        195,000 IRON MOUNTAIN INCORPORATED                                            8.38       08/15/2021           193,781
        160,000 RAINBOW NATIONAL SERVICES LLC++                                      10.38       09/01/2014           167,200
        100,000 RENTAL SERVICE CORPORATION<<                                          9.50       12/01/2014            89,500
        150,000 SUNGARD DATA SYSTEMS INCORPORATED                                     9.13       08/15/2013           148,500
        100,000 SUNGARD DATA SYSTEMS INCORPORATED<<                                  10.25       08/15/2015            99,000
                                                                                                                    1,782,941
                                                                                                             ----------------
CASINO & GAMING: 4.14%
              10  ELDORADO CASINO SHREVEPORT                                         10.00       08/01/2012                 9
         307,000  POKAGON GAMING AUTHORITY++                                         10.38       06/15/2014           310,070
         410,000  TUNICA-BILOXI GAMING AU++                                           9.00       11/15/2015           364,900
         300,000  TURNING STONE CASINO RESORT ENTERPRISE++                            9.13       09/15/2014           275,250
         223,000  WATERFORD GAMING LLC++(i)                                           8.63       09/15/2014           151,640
                                                                                                                    1,101,869
                                                                                                             ----------------
COAL MINING: 1.09%
        150,000 ARCH COAL INCORPORATED++                                              8.75       08/01/2016           150,000
        150,000 MASSEY ENERGY COMPANY                                                 6.88       12/15/2013           141,000
                                                                                                                      291,000
                                                                                                             ----------------
COMMUNICATIONS: 11.59%
        175,000 CENTENNIAL CELLULAR COMMUNICATIONS CORPORATION                       10.13       06/15/2013           178,500
        100,000 CHARTER COMMUNICATION OPT LLC CAPITAL++####                           8.38       04/30/2014           101,250
        200,000 CHARTER COMMUNICATIONS HOLDINGS II LLC/CHARTER COMMUNICATIONS
                CAPITAL CORPORATION####                                              10.25       09/15/2010           222,250
        140,000 CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013           132,125
         30,000 CSC HOLDINGS INCORPORATED++                                           8.50       04/15/2014            30,450
        350,000 CSC HOLDINGS INCORPORATED++                                           8.50       06/15/2015           353,500
         60,000 CSC HOLDINGS INCORPORATED++                                           8.63       02/15/2019            60,600
        100,000 DIGITALGLOBE INCORPORATED++                                          10.50       05/01/2014           104,625
        215,000 FRONTIER COMMUNICATIONS CORPORATION                                   8.25       05/01/2014           213,388
        100,000 LEVEL 3 FINANCING INCORPORATED                                        8.75       02/15/2017            78,000
        295,000 MEDIACOM BROADBAND LLC<<                                              8.50       10/15/2015           288,363
        270,000 NEXTEL COMMUNICATIONS INCORPORATED SERIES D                           7.38       08/01/2015           230,513

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COMMUNICATIONS (continued)
$        30,000 NIELSEN FINANCE LLC COMPANY                                          11.63%      02/01/2014  $         29,775
         50,000 NIELSEN FINANCE LLC COMPANY                                          11.50       05/01/2016            49,750
        100,000 NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY##                        14.81       08/01/2016            70,000
        215,000 QWEST CORPORATION                                                     7.50       10/01/2014           213,119
        295,000 SPRINT NEXTEL CORPORATION<<                                           6.00       12/01/2016           247,800
         45,000 SPRINT NEXTEL CORPORATION                                             8.38       08/15/2017            42,863
        200,000 TIME WARNER TELECOMMUNICATION HOLDINGS                                9.25       02/15/2014           203,500
        235,000 WINDSTREAM CORPORATION                                                8.63       08/01/2016           235,881
                                                                                                                    3,086,252
                                                                                                             ----------------
EATING & DRINKING PLACES: 0.75%
         205,000  ARAMARK CORPORATION<<                                               8.50       02/01/2015          198,850
                                                                                                             ----------------
EDUCATIONAL SERVICES: 1.12%
         285,000  EDUCATION MANAGEMENT LLC<<                                         10.25       06/01/2016           298,181
                                                                                                             ----------------
ELECTRIC, GAS & SANITARY SERVICES: 6.45%
         60,000 CHESAPEAKE ENERGY CORPORATION                                         9.50       02/15/2015            61,200
        165,000 EDISON MISSION ENERGY<<                                               7.75       06/15/2016           134,475
        340,000 ENERGY FUTURE HOLDINGS<<                                             10.88       11/01/2017           243,100
        150,000 INERGY LP/INERGY FINANCE CORPORATION                                  6.88       12/15/2014           140,250
        350,000 IPALCO ENTERPRISES INCORPORATED++                                     7.25       04/01/2016           339,500
        185,000 MIRANT AMERICAS GENERATION LLC                                        8.30       05/01/2011           185,925
        120,000 MIRANT NORTH AMERICA LLC                                              7.38       12/31/2013           115,200
        280,000 NRG ENERGY INCORPORATED                                               7.38       02/01/2016           267,750
        345,000 TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B<<           10.25       11/01/2015           228,563
                                                                                                                    1,715,963
                                                                                                             ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.78%
         200,000  BWAY CORPORATION++                                                 10.00       04/15/2014           207,500
                                                                                                             ----------------
FOOD & KINDRED PRODUCTS: 3.59%
        100,000 JBS USA LLC/JBS USA FINANCE INCORPORATED++                           11.63       05/01/2014           105,000
        222,504 PARMALAT BAKERY SERIES A2+/-(a)(i)                                    5.00       07/09/2012           193,579
        222,504 PARMALAT DAIRY SERIES A1+/-(a)(i)                                     5.00       07/09/2010           193,579
        270,000 PINNACLE FOODS LLC CORPORATION                                        9.25       04/01/2015           258,525
        200,000 SMITHFIELD FOODS INCORPORATED++                                      10.00       07/15/2014           204,000
                                                                                                                      954,683
                                                                                                             ----------------
FURNITURE & FIXTURES: 0.18%
         45,000 SEALY MATTRESS COMPANY++                                             10.88       04/15/2016            48,375
                                                                                                             ----------------
GENERAL MERCHANDISE STORES: 0.04%
         10,000 FREEDOM GROUP INCORPORATED++                                         10.25       08/01/2015            10,300
                                                                                                             ----------------
HEALTH SERVICES: 6.22%
        400,000 COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                       8.88       07/15/2015           401,500
        470,000 HCA INCORPORATED<<                                                    9.25       11/15/2016           475,875
         73,631 HCA INCORPORATED(Y)                                                   9.63       11/15/2016            74,367
         85,000 HCA INCORPORATED++                                                    7.88       02/15/2020            82,875
        105,000 TENET HEALTHCARE CORPORATION                                          7.38       02/01/2013            96,600
         85,000 TENET HEALTHCARE CORPORATION                                          9.25       02/01/2015            81,388
        200,000 US ONCOLOGY INCORPORATED<<++                                          9.13       08/15/2017           208,000
        240,000 VANGUARD HEALTH HOLDINGS                                              9.00       10/01/2014           235,800
                                                                                                                    1,656,405
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.06%
$       300,000 KAR HOLDINGS INCORPORATED                                             8.75%      05/01/2014  $       282,750
                                                                                                             ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.95%
        200,000 AMERISTAR CASINOS INCORPORATED++                                      9.25       06/01/2014           204,500
         45,000 MGM MIRAGE INCORPORATED<<++                                          11.13       11/15/2017            48,713
                                                                                                                      253,213
                                                                                                             ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.32%
        155,000 CASELLA WASTE SYSTEMS INCORPORATED++                                 11.00       07/15/2014           160,038
        190,000 SPX CORPORATION                                                       7.63       12/15/2014           190,713
                                                                                                                      350,751
                                                                                                             ----------------
LEGAL SERVICES: 0.92%
        250,000 FTI CONSULTING INCORPORATED                                           7.75       10/01/2016           243,750
                                                                                                             ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.81%
        210,000 INVACARE CORPORATION<<                                                9.75       02/15/2015           215,250
                                                                                                             ----------------
METAL MINING: 0.69%
        428,645 NORANDA ALUMINUM HOLDING CORPORATION+/-                               7.16       11/15/2014           184,317
                                                                                                             ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.55%
        140,000 TEREX CORPORATION<<                                                  10.88       06/01/2016           146,650
                                                                                                             ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.88%
        270,000 ALH FINANCE LLC/ALH FINANCE CORPORATION                               8.50       01/15/2013           249,750
        490,000 CLARKE AMERICAN CORPORATION<<                                         9.50       05/15/2015           416,500
        100,000 TENNECO AUTOMOTIVE INCORPORATED SERIES B                             10.25       07/15/2013           101,500
                                                                                                                      767,750
                                                                                                             ----------------
MOTION PICTURES: 1.32%
        205,000 CINEMARK USA INCORPORATED++                                           8.63       06/15/2019           207,050
        140,000 WMG ACQUISITION CORPORATION++                                         9.50       06/15/2016           144,900
                                                                                                                      351,950
                                                                                                             ----------------
NON-DEPOSITORY REDIT INSTITUTIONS: 5.68%
         50,000 CC HOLDINGS GS V LLC/CROWN CASTLE GS III CORPORATION++                7.75       05/01/2017            50,500
        185,000 CIT GROUP INCORPORATED<<                                              7.63       11/30/2012           104,815
        175,000 DISCOVER FINANCIAL SERVICES                                          10.25       07/15/2019           191,669
        265,000 FORD MOTOR CREDIT COMPANY LLC                                         7.80       06/01/2012           245,137
        170,000 FORD MOTOR CREDIT COMPANY LLC                                         7.00       10/01/2013           151,600
        145,000 FORD MOTOR CREDIT COMPANY LLC                                         8.00       12/15/2016           127,041
         60,000 FRESENIUS US FINANCE II INCORPORATED++                                9.00       07/15/2015            65,100
        300,000 GMAC LLC++                                                            6.88       09/15/2011           276,750
        130,000 GMAC LLC++                                                            6.00       12/15/2011           115,700
        105,000 GMAC LLC++                                                            6.75       12/01/2014            86,100
        125,000 GMAC LLC++                                                            8.00       11/01/2031            96,563
                                                                                                                    1,510,975
                                                                                                             ----------------
OIL & GAS EXTRACTION: 7.76%
        130,000 BILL BARRETT CORPORATION                                              9.88       07/15/2016           135,200
        345,000 CHESAPEAKE ENERGY CORPORATION<<                                       6.38       06/15/2015           314,381
        425,000 HILCORP ENERGY++                                                      7.75       11/01/2015           392,063
        280,000 KEY ENERGY SERVICES INCORPORATED<<                                    8.38       12/01/2014           253,400
        100,000 NATIONAL OILWELL VARCO INCORPORATED SERIES B                          6.13       08/15/2015           101,314
        200,000 PENN VIRGINIA CORPORATION                                            10.38       06/15/2016           210,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
OIL & GAS EXTRACTION (continued)
$       170,000 PETROHAWK ENERGY CORPORATION                                          7.88%      06/01/2015  $        164,900
        160,000 QUICKSILVER RESOURCES INCORPORATED                                   11.75       01/01/2016           169,600
        270,000 RANGE RESOURCES CORPORATION                                           7.50       05/15/2016           267,300
         60,000 RANGE RESOURCES CORPORATION                                           7.25       05/01/2018            58,200
                                                                                                                    2,066,858
                                                                                                             ----------------
PAPER & ALLIED PRODUCTS: 2.54%
        480,000 APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014           216,600
         45,000 DOMTAR CORPORATION<<                                                 10.75       06/01/2017            49,050
        200,000 GRAHAM PACKAGING COMPANY INCORPORATED<<                               8.50       10/15/2012           200,000
        100,000 GRAHAM PACKAGING COMPANY INCORPORATED<<                               9.88       10/15/2014            99,500
        170,000 VERSO PAPER HOLDINGS LLC                                              9.13       08/01/2014           110,925
                                                                                                                      676,075
                                                                                                             ----------------
PERSONAL SERVICES: 1.14%
        325,000 SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00       06/15/2017           303,875
                                                                                                             -----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.65%
        105,000 ASHLAND INCORPORATED<<++                                              9.13       06/01/2017           110,250
        150,000 FERRELLGAS PARTNERS LP                                                8.75       06/15/2012           147,750
         25,000 HOLLY CORPORATION++                                                   9.88       06/15/2017            24,938
        400,000 SANDRIDGE ENERGY INCORPORATED<<                                       8.63       04/01/2015           376,000
         45,000 TESORO CORPORATION                                                    9.75       06/01/2019            45,563
                                                                                                                      704,501
                                                                                                             ----------------
PIPELINES: 0.47%
        155,000 DYNEGY HOLDINGS INCORPORATED                                          8.38       05/01/2016           125,550
                                                                                                             ----------------
PRIMARY METAL INDUSTRIES: 1.49%
        220,000 BELDEN CDT INCORPORATED                                               7.00       03/15/2017           201,300
        200,000 STEEL DYNAMICS INCORPORATED<<++                                       8.25       04/15/2016           196,500
                                                                                                                      397,800
                                                                                                             ----------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.61%
        250,000 MEDIMEDIA (USA) INCORPORATED++                                       11.38       11/15/2014           162,500
                                                                                                             ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.87%
        180,000 GOODYEAR TIRE & RUBBER COMPANY<<                                      9.00       07/01/2015           182,700
         45,000 GOODYEAR TIRE & RUBBER COMPANY<<                                     10.50       05/15/2016            48,038
                                                                                                                      230,738
                                                                                                             ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.84%
        325,000 CROWN CORK & SEAL COMPANY INCORPORATED                                8.00       04/15/2023           302,250
        190,000 OWENS-ILLINOIS INCORPORATED                                           7.80       05/15/2018           187,150
                                                                                                                      489,400
                                                                                                             ----------------
TEXTILE MILL PRODUCTS: 1.34%
         45,000 INTERFACE INCORPORATED++                                             11.38       11/01/2013            47,756
        350,000 PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                       8.88       09/15/2013           308,000
                                                                                                                      355,756
                                                                                                             ----------------
TRANSPORTATION EQUIPMENT: 0.82%
         10,000 BRUNSWICK CORPORATION++                                              11.25       11/01/2016            10,475

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
TRANSPORTATION EQUIPMENT (continued)
$       385,000  LEAR CORPORATION SERIES B<<                                          8.75%      12/01/2016  $        207,900
                                                                                                                      218,375
                                                                                                             ----------------
TOTAL CORPORATE BONDS & NOTES (COST $23,547,924)                                                                   22,569,127
                                                                                                             ----------------
MUNICIPAL BONDS & NOTES: 0.49%
ALABAMA: 0.49%
         25,000 COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-2 (SEWER
                REVENUE, FGIC INSURED)SS+/-(a)                                        0.75       02/01/2042             8,750
        125,000 COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER
                REVENUE, XLCA COMPANY INSURED)SS+/-                                   0.86       02/01/2040            43,750
         25,000 COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-9 (SEWER
                REVENUE, FIRST SECURITY BANK LOC)SS+/-                                0.41       02/01/2042             8,750
        200,000 COUNTY OF JEFFERSON AL WATERS SUB-SERIES B-1-C (SEWER
                REVENUE, FGIC INSURED)SS+/-(a)                                        0.82       02/01/2042            70,000
                                                                                                             ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $128,520)                                                                         131,250
                                                                                                             ----------------
FOREIGN CORPORATE BONDS@: 4.33%
          70,000  CIE GENERALE DE GEOPHYSIQUE-VERITAS<<++                             9.50       05/15/2016            72,100
         400,000  INEOS GROUP HOLDINGS PLC++                                          8.50       02/15/2016           184,000
         130,000  INMARSAT FINANCE PLC                                               10.38       11/15/2012           134,875
         250,000  INTELSAT (BERMUDA) LIMITED                                          9.25       06/15/2016           245,000
         295,000  INTELSAT (BERMUDA) LIMITED<<                                       11.25       06/15/2016           307,538
         100,000  INTELSAT LIMITED                                                    6.50       11/01/2013            89,000
          25,000  SEAGATE TECHNOLOGY INTERNATIONAL<<++                               10.00       05/01/2014            26,813
          90,000  VIRGIN MEDIA FINANCE PLC                                            9.50       08/15/2016            92,475
TOTAL FOREIGN CORPORATE BONDS (COST $1,322,056)                                                                     1,151,801
                                                                                                             ----------------

    SHARES
---------------
COMMON STOCKS: 1.38%
COMMUNICATIONS: 0.58%
         42,900 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                     154,011
                                                                                                             ----------------
OIL & GAS EXTRACTION: 0.43%
          5,080 CHESAPEAKE ENERGY CORPORATION                                                                         116,027
                                                                                                             ----------------
PIPELINES: 0.37%
          5,930 THE WILLIAMS COMPANIES INCORPORATED                                                                    97,481
                                                                                                             ----------------
TOTAL COMMON STOCKS (COST $523,866)                                                                                   367,519
                                                                                                             ----------------
COLLATERAL FOR SECURITIES LENDING: 22.37%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.15%
        276,230 AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      276,230
        276,230 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          276,230
        276,230 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            276,230
        276,230 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 276,230
                                                                                                                    1,104,920
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESED IN OTHER ASSETS: 18.22%
$       103,237 ABN AMRO BANK NV (CHICAGO)                                            0.26%      09/18/2009  $        103,237
        108,399 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.45       09/08/2009           108,390
         83,706 AMSTEL FUNDING CORPORATION++(p)                                       1.78       09/22/2009            83,619
         69,755 ANTALIS US FUNDING CORPORATION++(p)                                   0.28       09/08/2009            69,751
         41,853 ANTALIS US FUNDING CORPORATION++(p)                                   0.27       09/30/2009            41,844
         24,554 ARABELLA FINANCE LLC++(p)                                             0.40       09/01/2009            24,554
          8,371 ARABELLA FINANCE LLC++(p)                                             0.71       09/04/2009             8,370
        189,734 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $189,735)                  0.22       09/01/2009           189,734
         48,131 BANK OF IRELAND                                                       0.35       09/01/2009            48,131
         58,594 BANK OF IRELAND                                                       0.60       09/04/2009            58,594
        127,512 BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                $127,513)                                                             0.22       09/01/2009           127,512
        110,911 BNP PARIBAS (PARIS)                                                   0.19       09/01/2009           110,911
         97,657 BRYANT BANK FUNDING LLC++(p)                                          0.25       09/02/2009            97,656
          3,069 CALCASIEU PARISH LAss+/-                                              0.50       12/01/2027             3,069
         86,496 CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITYSS+/-                 0.14       11/01/2026            86,496
          8,929 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITYSS+/-           0.45       06/01/2028             8,929
         41,853 CALYON (NEW YORK)                                                     0.40       09/03/2009            41,853
         21,206 CALYON (NEW YORK)                                                     3.33       09/10/2009            21,222
        100,447 CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.30       09/08/2009           100,441
         15,628 CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008               258
          7,401 COLORADO HOUSING & FINANCE AUTHORITYss+/-                             0.50       10/01/2038             7,401
         13,951 COOK COUNTY ILSS+/-                                                   0.70       11/01/2030            13,951
        126,257 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $126,258)                                                             0.23       09/01/2009           126,257
        251,816 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $251,818)                                                             0.22       09/01/2009           251,816
        114,398 DANSKE BANK A/S COPENHAGEN                                            0.22       09/02/2009           114,398
         47,433 DENVER CO CITY & COUNTY SCHOOL DISTRICTSS+/-                          0.80       12/15/2037            47,433
         96,262 DEXIA BANK (GRAND CAYMAN)                                             0.21       09/01/2009            96,262
         10,463 DEXIA DELAWARE LLC                                                    0.26       09/01/2009            10,463
        111,608 EKSPORTFINANS ASA++                                                   0.23       09/14/2009           111,599
         69,755 ERASMUS CAPITAL CORPORATION++(p)                                      0.28       09/10/2009            69,750
         42,562 FAIRWAY FINANCE CORPORATION++(p)                                      0.22       09/16/2009            42,558
         97,657 GDF SUEZ++                                                            0.22       09/21/2009            97,645
         98,159 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $98,160)                   0.22       09/01/2009            98,159
         41,853 GOTHAM FUNDING CORPORATION++(p)                                       0.23       09/14/2009            41,850
         31,212 GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2010             9,645
          4,604 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITYSS+/-                 0.65       11/01/2042             4,604
         22,601 HOUSTON TX UTILITY SYSTEMSS+/-                                        0.30       05/15/2034            22,601
          7,980 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUESSS+/-               0.35       07/01/2029             7,980
          5,580 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEMSS+/-               0.37       01/01/2018             5,580
         76,731 INTESA SANPAOLO SPA                                                   0.35       09/10/2009            76,733
         30,692 IRISH LIFE & PERMANENT PLC++                                          0.58       09/01/2009            30,692
         27,902 IRISH LIFE & PERMANENT PLC++                                          0.58       09/03/2009            27,901
         16,741 IRISH LIFE & PERMANENT PLC++                                          0.54       09/04/2009            16,740
         16,741 IRISH LIFE & PERMANENT PLC++                                          0.54       09/08/2009            16,739
        251,816 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $251,818)                  0.22       09/01/2009           251,816
          8,371 KANSAS CITY MO SPECIAL OBLIGATIONSS+/-                                0.37       04/15/2025             8,371
        110,911 KBC BANK NV BRUSSELS                                                  0.22       09/01/2009           110,911
         69,755 KOCH RESOURCES LLC++                                                  0.24       09/02/2009            69,755
         41,853 KOCH RESOURCES LLC++                                                  0.22       09/15/2009            41,849
         69,755 MASSACHUSETTS HEFAss+/-                                               0.30       10/01/2034            69,755
         11,161 MISSISSIPPI STATE GOss+/-                                             0.65       11/01/2028            11,161
          8,092 MONTGOMERY COUNTY TN PUBLIC BUILDINGss+/-                             0.14       02/01/2036             8,092
        209,265 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                US TREASURY SECURITIES (MATURITY VALUE $209,266)                      0.20       09/01/2009           209,265
         53,014 NATEXIS BANQUES POPULAIRES                                            0.24       09/01/2009            53,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        25,809 NATEXIS BANQUES POPULAIRES                                            0.24%      09/04/2009  $        25,809
         11,858 NATIONAL AUSTRALIA BANK+/-++                                          0.69       09/11/2009            11,860
         25,112 NATIXIS++                                                             0.24       09/02/2009            25,112
          5,580 NEW JERSEY STATE TURNPIKE AUTHORITYss+/-                              1.80       01/01/2018             5,580
         13,658 NORTH DAKOTA HOUSING FINANCE AGENCYss+/-                              0.34       01/01/2034            13,658
        111,608 RANGER FUNDING CORPORATION++(p)                                       0.22       09/21/2009           111,594
          3,979 REGENCY MARKETS #1 LLC++(p)                                           0.23       09/15/2009             3,978
        106,028 REGENCY MARKETS #1 LLC++(p)                                           0.25       09/17/2009           106,016
         25,112 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.30       09/03/2009            25,111
         25,112 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.40       09/10/2009            25,109
         69,755 ROYAL BANK OF SCOTLAND CT                                             0.27       09/14/2009            69,755
         97,657 SCALDIS CAPITAL LIMITED++(p)                                          0.31       09/16/2009            97,644
         41,853 SOCIETE GENERALE BANNON LLC                                           0.24       09/15/2009            41,853
         69,755 SOCIETE GENERALE NORTH AMERICA                                        0.24       09/10/2009            69,751
        111,608 SOLITAIRE FUNDING LLC++(p)                                            0.29       09/17/2009           111,594
         83,706 STARBIRD FUNDING CORPORATION++(p)                                     0.20       09/03/2009            83,705
         27,902 STARBIRD FUNDING CORPORATION++(p)                                     0.25       09/03/2009            27,902
         41,853 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.26       09/10/2009            41,850
          8,371 TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.25       09/11/2009             8,370
        111,608 TULIP FUNDING CORPORATION++(p)                                        0.25       09/18/2009           111,595
         18,415 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUESS+/-                     0.16       07/01/2032            18,415
         25,112 UBS AG (STAMFORD CT)                                                  3.41       09/08/2009            25,127
         97,657 UNICREDITO ITALIANO (NEW YORK)                                        0.32       09/08/2009            97,657
          8,371 VERMONT STATE STUDENT ASSISTANCE CORPORATIONSS+/-                     0.34       12/15/2040             8,371
         11,161 VERSAILLES CDS LLC++(p)                                               0.50       09/01/2009            11,161
         11,161 VERSAILLES CDS LLC++(p)                                               0.50       09/02/2009            11,161
         11,161 VERSAILLES CDS LLC++(p)                                               0.45       09/03/2009            11,161
          5,580 VERSAILLES CDS LLC++(p)                                               0.45       09/04/2009             5,580
         41,553 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.35       04/30/2008            19,114
         26,249 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.28       05/02/2008            12,075
         26,344 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.25       08/07/2008            12,118
         82,311 WESTPAC SECURITIES NZ LIMITED++                                       0.22       09/14/2009            82,305
                                                                                                                    4,849,408
                                                                                                             ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,021,145)                                                           5,954,328
                                                                                                             ----------------

    SHARES
---------------
SHORT-TERM INVESTMENTS: 7.86%
       2,091,824  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                      2,091,824
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,091,824)                                                                      2,091,824
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $33,635,335)*                                                      121.21%                             $     32,265,849
OTHER ASSETS AND LIABILITIES, NET                                        (21.21)                                   (5,645,030)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $     26,620,819
                                                                         ------                              ----------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

E    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

STRATEGIC INCOME FUND

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,091,824.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $33,670,098 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 1,066,204
GROSS UNREALIZED DEPRECIATION                 (2,470,453)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(1,404,249)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2009 (UNAUDITED)

TOTAL RETURN BOND FUND

   FACE/SHARE
     AMOUNT                               SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
            N/A WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                            $  1,950,207,235
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,889,892,549)                                         1,950,207,235
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,889,892,549)*                                                   100.00%                             $  1,950,207,235
OTHER ASSETS AND LIABILITIES, NET                                          0.00                                       (40,713)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $  1,950,166,522
                                                                         ------                              ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,901,322,038 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 72,667,652
GROSS UNREALIZED DEPRECIATION                 (23,782,455)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 48,885,197

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

INCOME FUNDS - LOAD

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in securities:

                                                                                      SIGNIFICANT
                                                                 SIGNIFICANT OTHER   UNOBSERVABLE     TOTAL FAIR
                                                  QUOTED PRICE   OBSERVABLE INPUTS      INPUTS        VALUE AS OF
INVESTMENTS IN SECURITIES*                           LEVEL 1          LEVEL 2           LEVEL 3        8/31/2009
--------------------------                        ------------   -----------------   ------------   --------------
INCOME PLUS FUND
   Asset backed securities                        $          0     $   14,385,000     $         0   $   14,385,000
   Mortgage backed securities                                0        145,934,514               0      145,934,514
   Collateralized mortgage obligations                       0         48,516,326          65,117       48,581,443
   Corporate debt securities                         1,183,736        193,083,229       2,834,278      197,101,243
   Debt securities issued by states in the U.S.
      and its political subdivisions                         0         29,292,136               0       29,292,136
   Debt securities issued by foreign governments             0                  0               0                0
   Treasury and U.S. government agencies                     0        118,122,790               0      118,122,790
   Registered Investment Companies                  41,744,683                  0               0       41,744,683
   Short-term investments                                    0         30,535,567               0       30,535,567
                                                  ------------     --------------     -----------   --------------
                                                  $ 42,928,419     $  579,869,562     $ 2,899,395   $  625,697,376
                                                  ------------     --------------     -----------   --------------
SHORT DURATION GOVERNMENT BOND FUND
   Asset backed securities                        $          0     $   19,951,248     $         0   $   19,951,248
   Mortgage backed securities                                0        283,346,741      32,227,745      315,574,486
   Collateralized mortgage obligations                       0        114,895,624               0      114,895,624
   Corporate debt securities                                 0        225,012,728       1,301,822      226,314,550
   Debt securities issued by states in the U.S.
      and its political subdivisionsy                        0         24,788,469               0       24,788,469
   Treasury and U.S. government agencies                     0        450,671,493               0      450,671,493
   Registered Investment Companies                 100,720,789                  0               0      100,720,789
   Short-term investments                                    0         88,487,298               0       88,487,298
                                                  ------------     --------------     -----------   --------------
                                                  $100,720,789     $1,207,153,601     $33,529,567   $1,341,403,957
                                                  ------------     --------------     -----------   --------------
STRATEGIC INCOME FUND
   Equity securities
   Common Stocks                                  $          0     $      367,519     $         0   $      367,519
   Corporate debt securities                                 0         26,166,177         726,053       26,892,230
   Debt securities issued by states in the U.S.
      and its political subdivisions                         0            351,447         131,250          482,697
   Debt securities issued by foreign governments             0             72,100               0           72,100
   Registered Investment Companies                   3,196,744                  0               0        3,196,744
   Short-term investments                                    0          1,254,559               0        1,254,559
                                                  ------------     --------------     -----------   --------------
                                                  $  3,196,744     $   28,211,802     $   857,303   $   32,265,849
                                                  ------------     --------------     -----------   --------------

* Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in other financial instruments:**

                                                                                      SIGNIFICANT
                                                                 SIGNIFICANT OTHER   UNOBSERVABLE   NET UNREALIZED
                                                  QUOTED PRICE   OBSERVABLE INPUTS      INPUTS       APPRECIATION
FUND                                                LEVEL 1           LEVEL 2           LEVEL 3     (DEPRECIATION)
----                                              ------------   -----------------   ------------   --------------
Income Plus Fund                                   ($144,449)          $0                 $0           ($144,449)

** Other financial instruments may include: futures, options, sale commitments, and swaps.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' liabilites carried at fair value:

                                                                                      SIGNIFICANT
                                                                 SIGNIFICANT OTHER   UNOBSERVABLE
                                                  QUOTED PRICE   OBSERVABLE INPUTS      INPUTS      TOTAL FAIR VALUE
FUND                                                 LEVEL 1          LEVEL 2           LEVEL 3     AS OF 08/31/2009
----                                              ------------   -----------------   ------------   ----------------
Short Duration Government Bond Fund                    $0           $14,730,632           $0           $14,730,632

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                               SHORT DURATION
                                                    INCOME        GOVERNMENT     STRATEGIC
                                                   PLUS FUND      BOND FUND     INCOME FUND
                                                  ----------   --------------   -----------
BALANCE AS OF 05/31/2009                          $3,035,568    $ 12,757,530      $690,727
   Corporate debt securities:
   Accrued discounts/premiums                              0               0         1,910
   Realized gain (loss)                                    0               0             0
   Net change in unrealized appreciation
      (depreciation)                                 334,964         157,706        38,419
   Net purchases (sales)                            (241,855)       (114,074)       (5,004)
   Transfer in (out) of Level 3                            0               0             0
Collateralized Mortgage Obligations
   Accrued discounts/premiums                              0               0             0
   Realized gain (loss)                                    0               0             0
   Net change in unrealized appreciation
      (depreciation)                                 (17,225)              0             0
   Net purchases (sales)                                   0               0             0
   Transfer in (out) of Level 3                     (211,950)              0             0
Mortgage Backed Securities
   Accrued discounts/premiums                              0         (13,922)            0
   Realized gain (loss)                                    0         (44,334)            0
   Net change in unrealized appreciation
      (depreciation)                                     (99)      1,674,501             0
   Net purchases (sales)                                  (8)      3,020,919             0
   Transfer in (out) of Level 3                            0      16,091,240             0
Debt securities issued by states in the U.S.
   and its political subdivisions
   Accrued discounts/premiums                              0               0             0
   Realized gain (loss)                                    0               0             0
   Net change in unrealized appreciation
      (depreciation)                                       0               0             0
   Net purchases (sales)                                   0               0             0
   Transfer in (out) of Level 3                            0               0       131,250
BALANCE AS OF 08/31/2009                          $2,899,395    $ 33,529,567      $857,303

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of August 31, 2009:

                                                               SHORT DURATION
                                                    INCOME       GOVERNMENT      STRATEGIC
                                                   PLUS FUND      BOND FUND     INCOME FUND
                                                  ----------   --------------   -----------
Change in unrealized appreciation
   (depreciation) relating to securities held
   at the end of reporting period                  $335,535      $1,825,904       $38,419

FUTURES CONTRACTS

The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Funds are required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At August 31, 2009, the following Fund held futures contracts:

                                                                                NET UNREALIZED
                                                                     NOMINAL     APPRECIATION
FUND               CONTRACTS         TYPE        EXPIRATION DATE     AMOUNT     (DEPRECIATION)
----               ---------   ---------------   ---------------   ----------   --------------
Income Plus Fund   27 Short    US 5 Year Note     September 2009   $3,102,386      ($43,535)
                   26 Short    US 2 Year Note     September 2009    5,613,919       (45,956)
                   19 Short    US 10 Year Note    September 2009    2,197,433       (54,958)

The total notional amounts of futures contracts in the table above are representative of the volume of derivative activities during the period ended August 31, 2009.

OTHER

For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
AGENCY SECURITIES: 53.13%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.66%
$    56,005,000 FHLMC%%                                                               6.00%      09/01/2037  $     58,980,266
              3 FHLMC #170046                                                        14.50       03/01/2011                 4
             62 FHLMC #170053                                                        14.75       08/01/2011                69
          2,008 FHLMC #170053                                                        15.00       08/01/2011             2,266
            175 FHLMC #170069                                                        14.00       11/01/2012               197
         35,334 FHLMC #170215                                                         8.00       02/01/2017            38,283
         62,028 FHLMC #170235                                                        10.50       08/01/2019            71,173
         11,585 FHLMC #1B0123+/-                                                      5.28       09/01/2031            11,880
          7,951 FHLMC #1B0128+/-                                                      5.28       09/01/2031             8,147
        346,845 FHLMC #1B0129+/-                                                      5.41       09/01/2031           355,461
      7,400,311 FHLMC #1G1393+/-                                                      5.93       12/01/2036         7,807,575
      4,387,596 FHLMC #1J0817+/-                                                      5.79       01/01/2038         4,616,770
     13,824,486 FHLMC #1Q0183+/-                                                      5.97       10/01/2036        14,557,224
         67,315 FHLMC #552435                                                        10.50       08/01/2020            77,397
        263,635 FHLMC #555503                                                         9.00       04/01/2021           285,386
        512,892 FHLMC #611023+/-                                                      3.94       10/01/2026           523,679
        173,815 FHLMC #786210+/-                                                      6.38       01/01/2026           181,725
        661,243 FHLMC #786823+/-                                                      4.09       07/01/2029           672,074
        224,734 FHLMC #789483+/-                                                      3.23       06/01/2032           227,227
        173,081 FHLMC #865496+/-                                                      5.82       05/01/2026           176,140
        113,365 FHLMC #884009                                                        10.50       05/01/2020           131,104
         26,131 FHLMC #A01434                                                         9.00       06/01/2016            27,181
        196,881 FHLMC #A01562                                                         9.00       11/01/2018           212,712
             35 FHLMC #A01607                                                         8.50       06/01/2011                35
         57,612 FHLMC #A01620                                                         9.00       04/01/2017            62,245
         41,036 FHLMC #A01860                                                         8.50       06/01/2017            44,576
      1,998,504 FHLMC #B13066                                                         4.00       03/01/2014         2,053,766
      1,203,956 FHLMC #B13579                                                         5.00       04/01/2019         1,268,330
        932,830 FHLMC #B13580                                                         5.00       04/01/2019           982,707
     11,031,151 FHLMC #B13654                                                         4.00       04/01/2014        11,336,694
      1,870,652 FHLMC #B15194                                                         5.00       06/01/2019         1,970,674
      2,247,640 FHLMC #B16884                                                         5.00       10/01/2019         2,367,818
      5,289,778 FHLMC #B17855                                                         5.00       02/01/2020         5,556,086
        666,804 FHLMC #C01345                                                         7.00       04/01/2032           729,858
        104,494 FHLMC #C31808                                                         7.50       10/01/2029           116,902
        708,979 FHLMC #C59553                                                         7.50       11/01/2031           793,392
      1,060,386 FHLMC #C65576                                                         7.50       04/01/2032         1,186,660
      1,053,610 FHLMC #E79794                                                         7.00       10/01/2014         1,129,420
      2,201,942 FHLMC #E96459                                                         5.00       05/01/2018         2,326,558
        282,082 FHLMC #G00319                                                         9.50       04/01/2025           322,596
         55,521 FHLMC #G00683                                                         8.50       12/01/2025            63,456
        218,494 FHLMC #G01236                                                        10.00       10/01/2021           245,473
      7,072,917 FHLMC #G08102                                                         6.50       12/01/2035         7,546,333
          7,730 FHLMC #G10783                                                         8.50       06/01/2012             8,170
         50,636 FHLMC #G11136                                                         6.50       05/01/2011            52,255
         71,813 FHLMC #G11200                                                         8.00       01/01/2012            75,588
      1,384,887 FHLMC #G11209                                                         7.50       12/01/2011         1,450,502
        438,800 FHLMC #G11345                                                         7.50       12/01/2011           460,872
      1,038,596 FHLMC #G11368                                                         7.50       12/01/2012         1,095,473
      8,583,598 FHLMC #G18005                                                         5.00       08/01/2019         9,042,553
      1,263,909 FHLMC #G80106                                                        10.00       08/17/2022         1,416,060
      1,943,838 FHLMC #G80116                                                        10.00       02/17/2025         2,160,166
      2,342,957 FHLMC #G80193                                                         9.50       09/17/2022         2,603,879
        216,752 FHLMC #G90023                                                         7.00       11/17/2013           229,295
     10,232,784 FHLMC #H01193                                                         6.50       08/01/2037        10,874,788
      3,682,305 FHLMC #H01792                                                         6.50       10/01/2037         3,913,333
     44,389,407 FHLMC #H09174                                                         5.50       03/01/2038        46,231,741
         46,245 FHLMC #N70012                                                        10.50       08/01/2020            53,134
                                                                                                                  208,735,328
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 38.35%
$     6,150,000 FNMA%%                                                                4.00%      09/01/2039  $      6,013,544
     21,000,000 FNMA##                                                                4.32       06/01/2017        15,074,304
    125,015,000 FNMA%%                                                                5.00       09/01/2035       128,296,644
     50,315,000 FNMA%%                                                                5.50       09/01/2039        52,374,795
     26,795,000 FNMA%%                                                                6.00       09/01/2036        28,193,377
         87,573 FNMA #100042                                                         11.00       10/15/2020            98,281
        239,021 FNMA #100285                                                          9.50       12/15/2020           271,261
            178 FNMA #1376                                                           15.50       10/01/2012               202
        272,371 FNMA #190180                                                          9.00       07/01/2021           303,502
         81,540 FNMA #253266                                                          8.00       05/01/2030            92,238
        454,836 FNMA #253951                                                          7.50       09/01/2031           507,215
        474,388 FNMA #254218                                                          7.00       02/01/2032           521,592
        166,704 FNMA #254223                                                          7.50       02/01/2032           185,921
      1,088,782 FNMA #254480                                                          7.00       10/01/2032         1,194,695
      3,635,206 FNMA #254836                                                          4.00       07/01/2010         3,660,749
      1,869,555 FNMA #256314                                                          5.50       06/01/2016         1,969,725
     32,865,467 FNMA #257307                                                          6.00       08/01/2038        34,633,347
          4,879 FNMA #303548                                                          8.50       02/01/2012             5,098
        561,320 FNMA #313419                                                          8.50       12/01/2026           645,719
        168,739 FNMA #323013                                                          9.00       10/01/2021           188,727
        836,614 FNMA #323284                                                          8.50       05/01/2017           911,895
      5,595,660 FNMA #357464                                                          4.50       12/01/2018         5,871,363
         27,935 FNMA #364215                                                          7.50       07/01/2015            30,073
      2,419,387 FNMA #368034                                                          8.00       11/01/2026         2,786,770
      6,906,144 FNMA #387402                                                          5.03       05/01/2015         7,342,429
      1,739,307 FNMA #398800                                                          8.00       06/01/2012         1,837,724
         76,860 FNMA #398805                                                          8.50       11/01/2011            79,667
        108,083 FNMA #417768                                                          6.50       03/01/2028           116,912
         49,297 FNMA #426843                                                         11.00       02/01/2019            54,693
         55,088 FNMA #439935                                                          8.00       04/01/2017            59,506
        653,688 FNMA #457277+/-                                                       4.22       10/01/2027           664,161
        294,122 FNMA #458018                                                         12.00       07/15/2014           334,570
        671,094 FNMA #487758                                                          8.50       05/01/2026           769,612
        208,790 FNMA #487759                                                          9.50       07/01/2028           238,555
        151,983 FNMA #516051                                                          9.50       01/01/2021           167,284
        158,449 FNMA #535537                                                          9.00       07/01/2028           174,249
        259,704 FNMA #535573                                                          8.00       11/01/2013           262,840
        294,087 FNMA #535752                                                         10.00       12/01/2020           327,828
        960,910 FNMA #538435+/-                                                       4.73       07/01/2026           970,935
        151,424 FNMA #545117+/-                                                       3.93       12/01/2040           152,805
        741,654 FNMA #545187+/-                                                       4.06       09/01/2031           753,302
        157,558 FNMA #545208+/-                                                       4.73       09/01/2031           160,244
        604,755 FNMA #545460+/-                                                       5.04       11/01/2031           615,472
      2,005,511 FNMA #54844+/-                                                        3.43       09/01/2027         2,008,398
        758,561 FNMA #555161                                                          6.00       12/01/2013           809,076
      3,859,770 FNMA #555569                                                          6.00       05/01/2016         4,125,250
      8,963,784 FNMA #555710                                                          4.50       08/01/2018         9,405,437
        455,392 FNMA #635726+/-                                                       3.69       04/01/2032           470,284
        274,239 FNMA #646643+/-                                                       3.24       06/01/2032           277,422
      1,598,001 FNMA #66414+/-                                                        5.34       09/01/2028         1,637,327
        260,659 FNMA #675479+/-                                                       4.72       01/01/2033           268,289
        242,984 FNMA #675491+/-                                                       5.35       04/01/2033           253,330
         47,980 FNMA #695514                                                          8.50       10/01/2026            54,750
        433,675 FNMA #695519                                                          8.50       11/01/2026           494,499
        251,321 FNMA #70765                                                           9.00       03/01/2021           276,383
      1,308,581 FNMA #724438                                                          8.50       06/01/2027         1,491,441
        186,438 FNMA #724658+/-                                                       6.61       07/01/2033           190,512
     23,499,441 FNMA #725249                                                          5.00       03/01/2034        24,247,109
      4,381,832 FNMA #725638                                                          5.00       12/01/2018         4,635,294
     36,627,532 FNMA #735062                                                          5.50       08/01/2033        38,365,194
      5,157,646 FNMA #735613                                                          6.00       02/01/2035         5,482,920
     13,665,778 FNMA #739503                                                          5.50       09/01/2033        14,314,102
     12,342,870 FNMA #740227                                                          5.50       09/01/2033        12,928,433

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    10,788,736 FNMA #745678+/-                                                       5.57%      05/01/2036  $     11,307,469
      7,974,149 FNMA #745743                                                          4.00       05/01/2021         8,075,487
      8,306,349 FNMA #745816+/-                                                       4.98       12/01/2035         8,610,742
      4,461,632 FNMA #787275+/-                                                       4.88       06/01/2034         4,629,990
      3,307,731 FNMA #813158+/-                                                       4.08       12/01/2034         3,321,067
     10,840,438 FNMA #835168                                                          5.50       08/01/2035        11,334,398
      4,192,181 FNMA #873354                                                          5.61       02/01/2021         4,522,485
     11,700,000 FNMA #874284                                                          5.12       01/01/2017        12,410,754
     17,414,579 FNMA #878059                                                          5.50       03/01/2036        18,180,889
      8,750,751 FNMA #886087                                                          6.50       07/01/2036         9,378,857
     10,572,460 FNMA #886686+/-                                                       6.16       08/01/2036        11,210,725
      2,976,328 FNMA #886761                                                          7.00       09/01/2036         3,240,881
     26,871,645 FNMA #888022                                                          5.00       02/01/2036        27,684,617
     19,223,254 FNMA #888538                                                          5.50       01/01/2037        20,099,189
     18,382,203 FNMA #888707                                                          7.50       10/01/2037        20,157,036
     26,960,871 FNMA #889398                                                          6.00       11/01/2037        28,433,714
      6,215,540 FNMA #892283+/-                                                       5.85       09/01/2036         6,547,771
      5,624,755 FNMA #895998                                                          6.50       07/01/2036         6,028,485
      4,133,082 FNMA #902200                                                          6.50       11/01/2036         4,429,743
      6,922,086 FNMA #918447                                                          5.50       05/01/2022         7,295,446
      4,966,920 FNMA #924858                                                          6.50       09/01/2037         5,301,702
      4,570,237 FNMA #953137                                                          6.00       09/01/2037         4,819,905
      9,246,541 FNMA #954965                                                          6.50       09/01/2037         9,869,779
      8,935,566 FNMA #988565                                                          6.00       08/01/2038         9,416,223
     17,075,001 FNMA #995958                                                          5.50       06/01/2024        17,995,983
     53,300,000 FNMA #AD0143                                                          5.50       06/01/2024        56,216,928
                                                                                                                  751,169,540
                                                                                                             ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.11%
     70,570,000 GNMA%%                                                                5.00       09/01/2039        72,620,905
          4,597 GNMA #126600                                                         13.00       11/15/2014             5,359
          4,303 GNMA #201                                                            14.00       09/20/2014             5,094
            786 GNMA #45629                                                          13.00       02/15/2011               858
          6,673 GNMA #52538                                                          15.00       07/15/2012             7,727
             14 GNMA #780051                                                          9.00       12/15/2009                14
        334,698 GNMA #780104                                                          9.50       10/20/2019           372,252
        172,865 GNMA #780110                                                         12.50       04/15/2019           184,089
      1,455,900 GNMA #780288                                                          8.00       12/15/2023         1,663,140
         26,282 GNMA #780763                                                          7.50       12/15/2010            26,431
      1,078,537 GNMA #780867                                                          8.35       04/15/2020         1,201,185
        629,176 GNMA #780980                                                          8.40       05/15/2020           711,962
        484,552 GNMA #8678+/-                                                         4.63       08/20/2020           501,876
        284,379 GNMA #8714+/-                                                         4.13       11/20/2020           291,585
          2,244 GNMA #95643                                                          15.00       09/15/2012             2,603
    129,628,171 GNMA SERIES 2002-53 CLASS IO+/-(c)                                    0.90       04/16/2042         2,931,528
                                                                                                                   80,526,608
                                                                                                             ----------------
SMALL BUSINESS ADMINISTRATION: 0.01%
      1,546,775 SBA #440019 SERIES 1993-1A(c)(i)                                      1.58       02/28/2018            64,046
      2,262,093 SBA SERIES 1992-6 CLASS A(c)(i)                                       1.90       10/15/2017            93,665
                                                                                                                      157,711
                                                                                                             ----------------
TOTAL AGENCY SECURITIES (COST $1,011,690,301)                                                                   1,040,589,187
                                                                                                             ----------------
ASSET BACKED SECURITIES: 1.52%
     10,445,000 CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-       0.97       11/15/2011        10,435,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
ASSET BACKED SECURITIES (continued)
$    19,165,000 CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                          2.40%       06/17/2013 $     19,349,636
TOTAL ASSET BACKED SECURITIES (COST $29,598,639)                                                                   29,785,549
                                                                                                             ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.78%
     11,820,000 COMMERCIAL MORTGAGE PASS THROUGH CERTIFICATES SERIES
                2004-LB4A CLASS A4                                                    4.58       10/15/2037        10,805,622
      1,014,652 FHA INSURED PROJECT LOAN #956                                         2.93       11/01/2012         1,002,501
         59,304 FHLMC SERIES 16 CLASS D                                              10.00       10/15/2019            64,291
     15,926,122 FHLMC SERIES 3139 CLASS YD                                            4.38       04/15/2015        16,469,594
     13,609,662 FHLMC SERIES 3185 CLASS PA                                            4.50       08/15/2026        13,999,272
     10,219,472 FHLMC SERIES 3221 CLASS VA                                            5.00       09/15/2017        10,877,788
        446,044 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-      0.71       11/25/2028           432,947
      1,779,710 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-       0.55       05/25/2030         1,620,218
        778,656 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-       0.55       09/25/2031           709,624
      2,060,906 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50       02/25/2042         2,273,437
      1,040,654 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS
                2A1+/-                                                                4.99       03/25/2043           986,215
      5,284,280 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                2A1+/-                                                                5.24       07/25/2043         5,371,804
      2,120,426 FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                            9.50       06/25/2030         2,345,059
      4,344,571 FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                           9.50       12/25/2041         4,804,827
      1,064,387 FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                           9.50       08/25/2041         1,177,146
      2,936,563 FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                         5.60       07/25/2041         3,072,540
     15,275,044 FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                            5.34       04/25/2012        16,433,178
      2,593,251 FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                        5.20       10/25/2041         2,669,416
     11,379,379 FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                           6.50       07/25/2042        12,197,272
        614,383 FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                         0.51       05/25/2032           516,580
     15,000,000 FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                             4.49       11/25/2012        15,625,376
        730,428 FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                         0.55       03/25/2033           594,993
        178,657 FNMA INTEREST STRIP SERIES 161 CLASS 2(c)                             8.50       07/25/2022            31,620
        480,695 FNMA INTEREST STRIP SERIES 265 CLASS 2                                9.00       03/01/2024           569,851
        196,568 FNMA SERIES 1988-2 CLASS Z                                           10.10       02/25/2018           216,409
         96,070 FNMA SERIES 1988-7 CLASS Z                                            9.25       04/25/2018           106,213
        506,666 FNMA SERIES 1989-10 CLASS Z                                           9.50       03/25/2019           579,898
        382,303 FNMA SERIES 1989-100 CLASS Z                                          8.75       12/25/2019           423,909
      1,042,099 FNMA SERIES 1989-12 CLASS Y                                          10.00       03/25/2019         1,214,195
        538,720 FNMA SERIES 1989-22 CLASS G                                          10.00       05/25/2019           624,680
        122,256 FNMA SERIES 1989-63 CLASS Z                                           9.40       10/25/2019           135,383
        174,955 FNMA SERIES 1989-98 CLASS E                                           9.20       12/25/2019           193,790
        318,011 FNMA SERIES 1990-144 CLASS W                                          9.50       12/25/2020           364,276
        292,078 FNMA SERIES 1990-75 CLASS Z                                           9.50       07/25/2020           336,660
        127,453 FNMA SERIES 1990-84 CLASS Y                                           9.00       07/25/2020           142,196
        584,383 FNMA SERIES 1990-96 CLASS Z                                           9.67       08/25/2020           676,486
        186,145 FNMA SERIES 1991-5 CLASS Z                                            8.75       01/25/2021           210,247
        652,804 FNMA SERIES 1991-85 CLASS Z                                           8.00       06/25/2021           717,473
        476,676 FNMA SERIES 1992-45 CLASS Z                                           8.00       04/25/2022           523,897
        451,168 FNMA SERIES G-8 CLASS E                                               9.00       04/25/2021           512,522
        974,462 FNMA SERIES G92-30 CLASS Z                                            7.00       06/25/2022         1,061,865
        176,791 FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                             9.34       09/25/2028           192,023
        121,238 FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           5.22       06/25/2033           121,636
      5,698,434 FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                           5.19       08/25/2042         6,090,574
      1,140,927 FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                             0.49       04/25/2033           996,339
      5,176,887 FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            5.29       08/25/2042         5,451,506
      5,092,584 FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                          10.11       10/25/2042         5,590,581
      2,564,958 FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                          10.23       12/25/2042         2,786,023
        408,397 FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                             0.51       06/25/2033           388,345
      5,231,401 FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                             7.00       08/25/2044         5,712,298
      9,974,000 FOUR TIMES SQUARE TRUST SERIES 2000-4TS CLASS A2++                    7.80       04/15/2015        10,389,898
      5,598,408 FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                      5.88       05/15/2016         5,761,594
     12,404,000 GNMA SERIES 2004-103 CLASS C+/-                                       4.70       12/16/2027        13,026,615
    200,446,778 GNMA SERIES 2005-23 CLASS IO+/-(c)                                    0.88       06/17/2045         7,675,909
      2,306,465 GNMA SERIES 2005-34 CLASS A                                           3.96       09/16/2021         2,322,308
      8,578,572 GNMA SERIES 2005-59 CLASS A                                           4.39       05/16/2023         8,777,333
     12,710,243 GNMA SERIES 2006-3 CLASS A                                            4.21       01/16/2028        13,074,211

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    12,510,000 GNMA SERIES 2006-32 CLASS C+/-                                        5.52%      11/16/2038  $     13,088,655
    142,853,635 GNMA SERIES 2006-32 CLASS XM+/-(c)                                    0.71       11/16/2045         5,334,626
     12,520,000 GNMA SERIES 2006-68 CLASS D+/-                                        5.31       12/16/2037        13,028,264
    285,775,923 GNMA SERIES 2008-22 CLASS XM+/-(c)                                    1.07       02/16/2049        14,758,383
     39,500,000 GNMA SERIES 2008-80 CLASS B                                           4.28       01/16/2033        41,002,797
      4,801,353 JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.11       06/25/2035         3,872,751
      2,687,510 JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                1A1+/-++                                                              4.95       09/28/2044         1,559,542
      4,560,000 MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4+/-                  5.27       06/13/2041         4,411,727
      4,575,909 NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++      6.50       10/25/2034         3,935,502
    125,500,000 SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
                X2(c) +/-                                                             0.00       11/13/2011             1,255
     23,365,000 TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-               6.10       08/15/2039        24,179,712
        770,382 VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                        8.87       02/15/2025           825,551
      1,001,356 VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                         8.79       06/15/2025         1,123,084
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $343,200,115)                                                     348,170,312
                                                                                                             ----------------
CORPORATE BONDS & NOTES: 1.69%
APPAREL & ACCESSORY STORES: 0.00%
            172 SEARS ROEBUCK ACCEPTANCE                                              6.70       04/15/2012               165
                                                                                                             ----------------
DEPOSITORY INSTITUTIONS: 0.48%
     15,000,000 FINANCING CORPORATION FICO SERIES D-P##                               4.66       09/26/2019         9,428,715
                                                                                                             ----------------
ELECTRIC, GAS & SANITARY SERVICES: 0.19%
      3,670,000 TENNESSEE VALLEY AUTHORITY                                            5.38       12/30/2049         3,766,961
                                                                                                             ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.02%
     18,550,000 PRIVATE EXPORT FUNDING CORPORATION                                    4.55       05/15/2015        19,911,644
                                                                                                             ----------------
TOTAL CORPORATE BONDS & NOTES (COST $31,528,526)                                                                   33,107,485
                                                                                                             ----------------
FOREIGN GOVERNMENT BONDS@: 1.52%
     28,000,000 EUROPEAN INVESTMENT BANK SERIES EMTN<<                                4.25       07/15/2013        29,752,044
TOTAL FOREIGN GOVERNMENT BONDS (COST $28,528,019)                                                                  29,752,044
                                                                                                             ----------------
MUNICIPAL BONDS & NOTES: 1.26%
ARKANSAS: 0.06%
      1,029,498 ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)          9.75       11/15/2014         1,124,120
                                                                                                             ----------------
TEXAS: 1.20%
      5,405,000 RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)             10.00       12/15/2020         8,240,247
     15,000,000 SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)               3.63       12/01/2027        15,343,202
                                                                                                                   23,583,449
                                                                                                             ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $23,693,248)                                                                   24,707,569
                                                                                                             ----------------
US TREASURY SECURITIES: 27.51%
US TREASURY BONDS: 6.90%
     14,500,000 US TREASURY BOND<<                                                    3.50       02/15/2039        12,809,851
     17,315,000 US TREASURY BOND<<                                                    5.38       02/15/2031        20,255,849
     32,535,000 US TREASURY BOND<<                                                    6.00       02/15/2026        39,916,378
     11,250,000 US TREASURY BOND<<                                                    7.13       02/15/2023        14,902,740

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
US TREASURY BONDS (continued)
$    34,340,000 US TREASURY BOND<<                                                    8.75%      05/15/2017  $     47,222,857
                                                                                                                  135,107,675
                                                                                                             ----------------
US TREASURY NOTES: 20.61%
     68,200,000 US TREASURY NOTE<<                                                    0.88       02/28/2011        68,389,119
     81,000,000 US TREASURY NOTE<<                                                    0.88       04/30/2011        81,123,363
     51,975,000 US TREASURY NOTE<<                                                    1.38       04/15/2012        52,060,291
     34,500,000 US TREASURY NOTE<<                                                    1.50       07/15/2012        34,567,379
     30,000,000 US TREASURY NOTE<<                                                    2.63       07/31/2014        30,356,250
     61,500,000 US TREASURY NOTE<<                                                    3.13       05/15/2019        60,039,375
     48,850,000 US TREASURY NOTE<<                                                    3.75       11/15/2018        50,162,844
     25,000,000 US TREASURY NOTE<<                                                    4.25       08/15/2015        27,101,550
                                                                                                                  403,800,171
                                                                                                             ----------------
TOTAL US TREASURY SECURITIES (COST $532,790,406)                                                                  538,907,846
                                                                                                             ----------------
COLLATERAL FOR SECURITIES LENDING: 23.07%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.21%
     20,602,688 AIM STIT-LIQUID ASSETS PORTFOLIO                                                                   20,602,688
     20,602,688 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                       20,602,688
     20,602,688 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                         20,602,688
     20,602,688 DWS MONEY MARKET SERIES INSTITUTIONAL                                                              20,602,688
                                                                                                                   82,410,752
                                                                                                             ----------------
COLLATERAL INVESTED IN OTHER ASSETS: 18.86%
      7,699,994 ABN AMRO BANK NV (CHICAGO)                                            0.26       09/18/2009         7,699,994
      8,084,994 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.45       09/08/2009         8,084,287
      6,243,239 AMSTEL FUNDING CORPORATION++(p)                                       1.78       09/22/2009         6,236,756
      3,121,619 ANTALIS US FUNDING CORPORATION++(p)                                   0.27       09/30/2009         3,120,940
      5,202,699 ANTALIS US FUNDING CORPORATION++(p)                                   0.28       09/08/2009         5,202,416
      1,831,350 ARABELLA FINANCE LLC++(p)                                             0.40       09/01/2009         1,831,350
        624,324 ARABELLA FINANCE LLC++(p)                                             0.71       09/04/2009           624,287
     14,151,341 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $14,151,427)               0.22       09/01/2009        14,151,341
      3,589,862 BANK OF IRELAND                                                       0.35       09/01/2009         3,589,862
      4,370,267 BANK OF IRELAND                                                       0.60       09/04/2009         4,370,267
      9,510,534 BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                VALUE $9,510,592)                                                     0.22       09/01/2009         9,510,534
      8,272,291 BNP PARIBAS (PARIS)                                                   0.19       09/01/2009         8,272,291
      7,283,779 BRYANT BANK FUNDING LLC++(p)                                          0.25       09/02/2009         7,283,728
        228,919 CALCASIEU PARISH LA+/-ss                                              0.50       12/01/2027           228,919
      6,451,347 CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                 0.14       11/01/2026         6,451,347
        665,945 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss           0.45       06/01/2028           665,945
      3,121,619 CALYON (NEW YORK)                                                     0.40       09/03/2009         3,121,651
      1,581,620 CALYON (NEW YORK)                                                     3.33       09/10/2009         1,582,823
      7,491,887 CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.30       09/08/2009         7,491,450
      3,449,186 CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008            56,912
        552,006 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.50       10/01/2038           552,006
      1,040,540 COOK COUNTY IL+/-ss                                                   0.70       11/01/2030         1,040,540
     18,781,743 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $18,781,858)                                                    0.22       09/01/2009        18,781,743
      9,416,885 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $9,416,945)                                                     0.23       09/01/2009         9,416,885
      8,532,426 DANSKE BANK A/S COPENHAGEN                                            0.22       09/02/2009         8,532,426
      3,537,835 DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    0.80       12/15/2037         3,537,835
      7,179,725 DEXIA BANK (GRAND CAYMAN)                                             0.21       09/01/2009         7,179,725

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       780,405 DEXIA DELAWARE LLC                                                    0.26%      09/01/2009  $        780,405
      8,324,318 EKSPORTFINANS ASA++                                                   0.23       09/14/2009         8,323,627
      5,202,699 ERASMUS CAPITAL CORPORATION++(p)                                      0.28       09/10/2009         5,202,335
      3,174,479 FAIRWAY FINANCE CORPORATION++(p)                                      0.22       09/16/2009         3,174,188
      7,283,779 GDF SUEZ++                                                            0.22       09/21/2009         7,282,888
      7,321,238 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $7,321,283)                0.22       09/01/2009         7,321,238
      3,121,619 GOTHAM FUNDING CORPORATION++(p)                                       0.23       09/14/2009         3,121,360
      6,888,673 GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2010         2,128,600
        343,378 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.65       11/01/2042           343,378
      1,685,674 HOUSTON TX UTILITY SYSTEM+/-ss                                        0.30       05/15/2034         1,685,674
        595,189 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.35       07/01/2029           595,189
        416,216 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss               0.37       01/01/2018           416,216
      5,722,969 INTESA SANPAOLO SPA                                                   0.35       09/10/2009         5,723,155
      1,248,648 IRISH LIFE & PERMANENT PLC++                                          0.54       09/04/2009         1,248,592
      1,248,648 IRISH LIFE & PERMANENT PLC++                                          0.54       09/08/2009         1,248,517
      2,289,188 IRISH LIFE & PERMANENT PLC++                                          0.58       09/01/2009         2,289,188
      2,081,080 IRISH LIFE & PERMANENT PLC++                                          0.58       09/03/2009         2,081,013
     18,781,743 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $18,781,858)               0.22       09/01/2009        18,781,743
        624,324 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.37       04/15/2025           624,324
      8,272,291 KBC BANK NV BRUSSELS                                                  0.22       09/01/2009         8,272,291
      3,121,619 KOCH RESOURCES LLC++                                                  0.22       09/15/2009         3,121,352
      5,202,699 KOCH RESOURCES LLC++                                                  0.24       09/02/2009         5,202,664
      5,202,699 MASSACHUSETTS HEFA+/-ss                                               0.30       10/01/2034         5,202,699
        832,432 MISSISSIPPI STATE GO+/-ss                                             0.65       11/01/2028           832,432
        603,513 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.14       02/01/2036           603,513
     15,608,097 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                US TREASURY SECURITIES (MATURITY VALUE $15,608,184)                   0.20       09/01/2009        15,608,097
      3,954,051 NATEXIS BANQUES POPULAIRES                                            0.24       09/01/2009         3,954,051
      1,924,999 NATEXIS BANQUES POPULAIRES                                            0.24       09/04/2009         1,924,960
        884,459 NATIONAL AUSTRALIA BANK+/-++                                          0.69       09/11/2009           884,577
      1,872,972 NATIXIS++                                                             0.24       09/02/2009         1,872,959
        416,216 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              1.80       01/01/2018           416,216
      1,018,688 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.34       01/01/2034         1,018,688
      8,324,318 RANGER FUNDING CORPORATION++(p)                                       0.22       09/21/2009         8,323,301
        296,762 REGENCY MARKETS #1 LLC++(p)                                           0.23       09/15/2009           296,735
      7,908,102 REGENCY MARKETS #1 LLC++(p)                                           0.25       09/17/2009         7,907,224
      1,872,972 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.30       09/03/2009         1,872,940
      1,872,972 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.40       09/10/2009         1,872,784
      5,202,699 ROYAL BANK OF SCOTLAND CT                                             0.27       09/14/2009         5,202,699
      7,283,779 SCALDIS CAPITAL LIMITED++(p)                                          0.31       09/16/2009         7,282,838
      3,121,619 SOCIETE GENERALE BANNON LLC                                           0.24       09/15/2009         3,121,619
      5,202,699 SOCIETE GENERALE NORTH AMERICA                                        0.24       09/10/2009         5,202,387
      8,324,318 SOLITAIRE FUNDING LLC++(p)                                            0.29       09/17/2009         8,323,245
      6,243,239 STARBIRD FUNDING CORPORATION++(p)                                     0.20       09/03/2009         6,243,169
      2,081,080 STARBIRD FUNDING CORPORATION++(p)                                     0.25       09/03/2009         2,081,051
      3,121,619 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.26       09/10/2009         3,121,416
        624,324 TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.25       09/11/2009           624,281
      8,324,318 TULIP FUNDING CORPORATION++(p)                                        0.25       09/18/2009         8,323,336
      1,373,513 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.16       07/01/2032         1,373,513
      1,872,972 UBS AG (STAMFORD CT)                                                  3.41       09/08/2009         1,874,121
      7,283,779 UNICREDITO ITALIANO (NEW YORK)                                        0.32       09/08/2009         7,283,779
        624,324 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.34       12/15/2040           624,324
        832,432 VERSAILLES CDS LLC++(p)                                               0.45       09/03/2009           832,411
        416,216 VERSAILLES CDS LLC++(p)                                               0.45       09/04/2009           416,200
        832,432 VERSAILLES CDS LLC++(p)                                               0.50       09/01/2009           832,432
        832,432 VERSAILLES CDS LLC++(p)                                               0.50       09/02/2009           832,420
      5,814,286 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.25       08/07/2008         2,674,572
      5,793,237 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.28       05/02/2008         2,664,889
      9,170,796 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.35       04/30/2008         4,218,566

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

GOVERNMENT SECURITIES FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     6,139,185 WESTPAC SECURITIES NZ LIMITED++                                       0.22%      09/14/2009  $      6,138,698
                                                                                                                  369,469,339
                                                                                                             ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $464,080,271)                                                       451,880,091
                                                                                                             ----------------

     SHARES                                                                          YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 15.26%
    298,967,301 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22                        298,967,301
                                                                                                             ----------------

PRINCIPAL                                                                        INTEREST RATE
---------------                                                                  -------------
US TREASURY BILLS: 0.05%
      1,000,000 US TREASURY BILL###                                                   0.20       09/24/2009           999,885
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $299,967,177)                                                                  299,967,186
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,765,076,702)*                                                   142.79%                             $  2,796,867,269
OTHER ASSETS AND LIABILITIES, NET                                        (42.79)                                 (838,151,747)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $  1,958,715,522
                                                                         ------                              ----------------

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLAR.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF
     $298,967,301.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,770,349,261 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 64,731,734
GROSS UNREALIZED DEPRECIATION                 (38,213,726)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 26,518,008

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
CORPORATE BONDS & NOTES: 86.83%
AMUSEMENT & RECREATION SERVICES: 1.95%
$       605,000 PENN NATIONAL GAMING INCORPORATED                                     6.88%      12/01/2011  $        605,000
      3,540,000 PENN NATIONAL GAMING INCORPORATED++                                   8.75       08/15/2019         3,513,450
        955,000 PINNACLE ENTERTAINMENT INCORPORATED++                                 8.63       08/01/2017           940,675
      2,320,000 SHINGLE SPRINGS TRIBAL GAMING AUTHORITY++                             9.38       06/15/2015         1,647,200
      1,222,000 TOWN SPORTS INTERNATIONAL INCORPORATEDE                              32.00       02/01/2014           641,550
      3,865,000 YONKERS RACING CORPORATION++                                         11.38       07/15/2016         3,932,638
                                                                                                                   11,280,513
                                                                                                             ----------------
APPAREL & ACCESSORY STORES: 1.00%
      2,000,000 JCPENNEY CORPORATION INCORPORATED                                     5.75       02/15/2018         1,800,000
        955,000 LIMITED BRANDS INCORPORATED++<<                                       8.50       06/15/2019           967,445
      2,915,000 WARNACO INCORPORATED                                                  8.88       06/15/2013         3,002,450
                                                                                                                    5,769,895
                                                                                                             ----------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.79%
      4,455,000 LEVI STRAUSS & COMPANY                                                9.75       01/15/2015         4,555,238
                                                                                                             ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.26%
      1,785,000 TRW AUTOMOTIVE INCORPORATED++<<                                       7.25       03/15/2017         1,499,400
                                                                                                             ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.59%
      3,500,000 SUBURBAN PROPANE PARTNERS                                             6.88       12/15/2013         3,395,000
                                                                                                             ----------------
BUSINESS SERVICES: 4.49%
        350,000 AFFINITY GROUP INCORPORATED                                           9.00       02/15/2012           224,000
         52,719 AFFINITY GROUP INCORPORATED####                                      10.88       02/15/2012            21,088
      3,590,000 CLEAN HARBORS INCORPORATED++<<                                        7.63       08/15/2016         3,598,975
      2,453,952 COSO GEOTHERMAL POWER HOLDINGS++                                      7.00       07/15/2026         1,902,058
      3,295,000 DELUXE CORPORATION                                                    7.38       06/01/2015         2,949,025
        555,000 FIRST DATA CORPORATION<<                                              9.88       09/24/2015           474,525
      4,305,000 IRON MOUNTAIN INCORPORATED                                            8.38       08/15/2021         4,278,094
      4,210,000 LAMAR MEDIA CORPORATION SERIES C<<                                    6.63       08/15/2015         3,683,750
      1,490,000 RAINBOW NATIONAL SERVICES LLC++                                      10.38       09/01/2014         1,557,050
      3,000,000 RSC EQUIPMENT RENTAL INCORPROATED++                                  10.00       07/15/2017         3,135,000
      4,000,000 SUNGARD DATA SYSTEMS INCORPORATED++                                  10.63       05/15/2015         4,130,000
                                                                                                                   25,953,565
                                                                                                             ----------------
CASINO & GAMING: 1.90%
      3,322,000 POKAGON GAMING AUTHORITY++                                           10.38       06/15/2014         3,355,220
      3,850,000 TUNICA-BILOXI GAMING AU++                                             9.00       11/15/2015         3,426,500
      2,110,000 TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       12/15/2010         2,046,700
      1,350,000 TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       09/15/2014         1,238,625
      1,374,000 WATERFORD GAMING LLC++                                                8.63       09/15/2014           934,320
                                                                                                                   11,001,365
                                                                                                             ----------------
CHEMICALS & ALLIED PRODUCTS: 1.47%
        250,000 MOSAIC COMPANY++                                                      7.38       12/01/2014           264,063
      1,960,000 MOSAIC COMPANY++                                                      7.63       12/01/2016         2,018,800
      5,000,000 NALCO COMPANY++<<                                                     8.25       05/15/2017         5,225,000
      1,000,000 VALEANT PHARMACEUTICALS INTERNATIONAL++                               8.38       06/15/2016         1,015,000
                                                                                                                    8,522,863
                                                                                                             ----------------
COAL MINING: 2.15%
      2,250,000 ARCH COAL INCORPORATED++                                              8.75       08/01/2016         2,250,000
      2,750,000 ARCH WESTERN FINANCE LLC<<                                            6.75       07/01/2013         2,626,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COAL MINING (continued)
$     3,145,000 FOUNDATION PA COAL COMPANY                                            7.25%      08/01/2014  $      3,066,375
      4,770,000 MASSEY ENERGY COMPANY                                                 6.88       12/15/2013         4,483,800
                                                                                                                   12,426,425
                                                                                                             ----------------
COMMUNICATIONS: 16.89%
      2,805,000 AMERICAN TOWER CORPORATION                                            7.00       10/15/2017         2,752,406
      2,500,000 AMERICAN TOWER CORPORATION                                            7.13       10/15/2012         2,528,125
      1,500,000 AMERICAN TOWER CORPORATION++<<                                        7.25       05/15/2019         1,473,750
      2,300,000 CCH II LLC/CCH II CAPITAL CORPORATION####                            10.25       09/15/2010         2,555,875
      3,825,000 CENTENNIAL CELLULAR COMMUNICATIONS CORPORATION                       10.13       06/15/2013         3,901,500
      3,000,000 CHARTER COMMUNICATION OPT LLC CAPITAL++<<####                         8.38       04/30/2014         3,037,500
      2,000,000 CINCINNATI BELL INCORPORATED                                          7.25       07/15/2013         1,940,000
      2,250,000 CINCINNATI BELL INCORPORATED<<                                        8.38       01/15/2014         2,182,500
      1,840,000 CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013         1,736,500
        650,000 CRICKET COMMUNICATIONS INCORPORATED                                   9.38       11/01/2014           612,625
      2,000,000 CRICKET COMMUNICATIONS INCORPORATED SERIES I++                        7.75       05/15/2016         1,940,000
        470,000 CSC HOLDINGS INCORPORATED++                                           8.50       04/15/2014           477,050
      4,345,000 CSC HOLDINGS INCORPORATED++                                           8.50       06/15/2015         4,388,450
        940,000 CSC HOLDINGS INCORPORATED++                                           8.63       02/15/2019           949,400
      1,900,000 DIGITALGLOBE INCORPORATED++                                          10.50       05/01/2014         1,987,875
      5,475,000 DIRECTV HOLDINGS LLC                                                  7.63       05/15/2016         5,762,438
        800,000 DIRECTV HOLDINGS/FINANCE                                              8.38       03/15/2013           820,000
        350,000 ECHOSTAR DBS CORPORATION                                              7.13       02/01/2016           336,000
      3,900,000 ECHOSTAR DBS CORPORATION                                              7.75       05/31/2015         3,822,000
      3,380,000 EMBARQ CORPORATION                                                    7.08       06/01/2016         3,608,718
        300,000 FISHER COMMUNICATIONS INCORPORATED                                    8.63       09/15/2014           273,000
      3,635,000 FRONTIER COMMUNICATIONS CORPORATION                                   8.25       05/01/2014         3,607,738
      5,265,000 L-3 COMMUNICATIONS CORPORATION                                        6.38       10/15/2015         4,962,263
      4,360,000 MEDIACOM BROADBAND LLC<<                                              8.50       10/15/2015         4,261,900
        825,000 METROPCS WIRELESS INCORPORATED                                        9.25       11/01/2014           809,531
      4,000,000 METROPCS WIRELESS INCORPORATED                                        9.25       11/01/2014         3,925,000
      4,355,000 NEXTEL COMMUNICATIONS INCORPORATED SERIES D                           7.38       08/01/2015         3,718,081
        950,000 NIELSEN FINANCE LLC COMPANY                                          11.50       05/01/2016           945,250
      3,255,000 NIELSEN FINANCE LLC COMPANY                                          11.63       02/01/2014         3,230,588
        425,000 NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY##                        14.81       08/01/2016           297,500
      2,000,000 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                       7.50       02/15/2014         1,930,000
      5,035,000 QWEST CORPORATION                                                     7.50       10/01/2014         4,990,944
        480,000 QWEST CORPORATION                                                     7.63       06/15/2015           476,400
      1,000,000 QWEST CORPORATION++                                                   8.38       05/01/2016         1,010,000
      2,250,000 SPRINT CAPITAL CORPORATION                                            7.63       01/30/2011         2,252,813
      4,430,000 SPRINT NEXTEL CORPORATION<<                                           6.00       12/01/2016         3,721,200
        955,000 SPRINT NEXTEL CORPORATION                                             8.38       08/15/2017           909,638
      4,300,000 TIME WARNER TELECOMMUNICATION HOLDINGS                                9.25       02/15/2014         4,375,250
      1,980,000 VALOR TELECOMMUNICATIONS ENTERPRISES                                  7.75       02/15/2015         1,997,325
      3,130,000 WINDSTREAM CORPORATION                                                8.63       08/01/2016         3,141,738
                                                                                                                   97,648,871
                                                                                                             ----------------
EATING & DRINKING PLACES: 0.91%
      4,105,000 ARAMARK CORPORATION<<                                                 8.50       02/01/2015         3,981,850
      1,400,000 O'CHARLEYS INCORPORATED                                               9.00       11/01/2013         1,302,000
                                                                                                                    5,283,850
                                                                                                             ----------------
EDUCATIONAL SERVICES: 0.45%
      2,500,000 EDUCATION MANAGEMENT LLC<<                                           10.25       06/01/2016         2,615,625
                                                                                                             ----------------
ELECTRIC, GAS & SANITARY SERVICES: 6.26%
      1,045,000 ALLIED WASTE NORTH AMERICA INCORPORATED<<                             6.88       06/01/2017         1,089,413
      2,000,000 ALLIED WASTE NORTH AMERICA INCORPORATED                               7.25       03/15/2015         2,085,000
      3,000,000 AMEREN CORPORATION                                                    8.88       05/15/2014         3,266,424

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     2,680,000 EDISON MISSION ENERGY                                                 7.75%      06/15/2016  $      2,184,200
      4,000,000 EL PASO NATURAL GAS CORPORATION                                       7.25       06/01/2018         3,788,916
      2,735,000 ENERGY FUTURE HOLDINGS<<                                             10.88       11/01/2017         1,955,525
      4,020,000 INERGY LP/INERGY FINANCE CORPORATION                                  6.88       12/15/2014         3,758,700
      3,450,000 IPALCO ENTERPRISES INCORPORATED++                                     7.25       04/01/2016         3,346,500
      2,950,000 MIRANT NORTH AMERICA LLC                                              7.38       12/31/2013         2,832,000
      4,935,000 NRG ENERGY INCORPORATED<<                                             7.38       02/01/2016         4,719,094
      2,000,000 NRG ENERGY INCORPORATED                                               8.50       06/15/2019         1,945,000
      3,550,000 SIERRA PACIFIC RESOURCES                                              6.75       08/15/2017         3,372,500
      2,775,000 TEXAS COMPETITIVE ELECTRIC HOLDINGS COMPANY LLC SERIES B<<           10.25       11/01/2015         1,838,438
                                                                                                                   36,181,710
                                                                                                             ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.11%
      2,615,000 HEXCEL CORPORATION<<                                                  6.75       02/01/2015         2,445,025
      2,000,000 JARDEN CORPORATION<<                                                  7.50       05/01/2017         1,925,000
      2,000,000 JARDEN CORPORATION<<                                                  8.00       05/01/2016         2,050,000
                                                                                                                    6,420,025
                                                                                                             ----------------
ENERGY: 0.15%
      1,000,000 WHITE PINE HYDRO PORTFOLIO++                                          7.26       07/20/2015           875,736
                                                                                                             ----------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.75%
      4,000,000 BALL CORPORATION                                                      7.38       09/01/2019         3,990,000
      3,800,000 BWAY CORPORATION++                                                   10.00       04/15/2014         3,942,500
      1,750,000 SILGAN HOLDINGS INCORPORATED                                          6.75       11/15/2013         1,715,000
        500,000 SILGAN HOLDINGS INCORPORATED++                                        7.25       08/15/2016           495,000
                                                                                                                   10,142,500
                                                                                                             ----------------
FOOD & KINDRED PRODUCTS: 2.46%
      5,700,000 CONSTELLATION BRANDS INCORPORATED<<                                   7.25       09/01/2016         5,514,750
      1,900,000 JBS USA LLC/JBS USA FINANCE INCORPORATED++                           11.63       05/01/2014         1,995,000
      1,329,852 PARMALAT BAKERY SERIES A2+/-                                          5.00       07/09/2012         1,156,971
      1,329,852 PARMALAT DAIRY SERIES A1+/-                                           5.00       07/09/2010         1,156,971
      4,300,000 SMITHFIELD FOODS INCORPORATED++                                      10.00       07/15/2014         4,386,000
                                                                                                                   14,209,692
                                                                                                             ----------------
FURNITURE & FIXTURES: 0.18%
        955,000 SEALY MATTRESS COMPANY++                                             10.88       04/15/2016         1,026,625
                                                                                                             ----------------
GENERAL MERCHANDISE STORES: 0.95%
      6,000,000 FEDERATED RETAIL HOLDINGS INCORPORATED                                5.90       12/01/2016         5,288,982
        190,000 FREEDOM GROUP INCORPORATED++                                         10.25       08/01/2015           195,700
                                                                                                                    5,484,682
                                                                                                             ----------------
HEALTH SERVICES: 4.36%
      3,385,000 COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI<<                     8.88       07/15/2015         3,397,694
      3,295,000 DAVITA INCORPORATED<<                                                 7.25       03/15/2015         3,179,675
      1,915,000 HCA INCORPORATED++                                                    7.88       02/15/2020         1,867,125
      1,000,000 HCA INCORPORATED++                                                    8.50       04/15/2019         1,012,500
      4,020,000 HCA INCORPORATED                                                      9.25       11/15/2016         4,070,250
      3,534,301 HCA INCORPORATED<<                                                    9.63       11/15/2016         3,569,644
      2,295,000 TENET HEALTHCARE CORPORATION                                          7.38       02/01/2013         2,111,400
      1,915,000 TENET HEALTHCARE CORPORATION                                          9.25       02/01/2015         1,833,613
      3,985,000 US ONCOLOGY INCORPORATED++<<                                          9.13       08/15/2017         4,144,400
                                                                                                                   25,186,301
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.43%
$     2,430,000 AXCAN INTERMEDIATE HOLDINGS INCORPORATED                              9.25%      03/01/2015  $      2,496,825
                                                                                                             ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.01%
         75,000 IKON OFFICE SOLUTIONS INCORPORATED                                    6.75       12/01/2025            71,906
                                                                                                             ----------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.57%
      3,900,000 AMERISTAR CASINOS INCORPORATED++                                      9.25       06/01/2014         3,987,750
        955,000 MGM MIRAGE INCORPORATED++<<                                          11.13       11/15/2017         1,033,788
      4,300,000 STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                      6.25       02/15/2013         4,052,750
                                                                                                                    9,074,288
                                                                                                             ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.95%
      3,345,000 CASELLA WASTE SYSTEMS INCORPORATED++                                 11.00       07/15/2014         3,453,713
      2,050,000 SPX CORPORATION                                                       7.63       12/15/2014         2,057,688
                                                                                                                    5,511,401
                                                                                                             ----------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.90%
      5,225,000 CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013         5,107,438
        130,000 CORRECTIONS CORPORATION OF AMERICA                                    6.75       01/31/2014           126,425
                                                                                                                    5,233,863
                                                                                                             ----------------
LEGAL SERVICES: 0.65%
      3,850,000 FTI CONSULTING INCORPORATED                                           7.75       10/01/2016         3,753,750
                                                                                                             ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.00%
      4,000,000 BIO-RAD LABORATORIES INCORPORATED++                                   8.00       09/15/2016         4,080,000
      1,660,000 INVACARE CORPORATION<<                                                9.75       02/15/2015         1,701,500
                                                                                                                    5,781,500
                                                                                                             ----------------
METAL MINING: 0.72%
      2,160,000 FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                           8.38       04/01/2017         2,251,800
      2,111,859 NORANDA ALUMINUM HOLDING CORPORATION+/-(Y)                            7.16       11/15/2014           908,099
      1,000,000 OWENS BROCKWAY GLASS CONTAINER INCORPORATED++                         7.38       05/15/2016           995,000
                                                                                                                    4,154,899
                                                                                                             ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.52%
      2,860,000 TEREX CORPORATION<<                                                  10.88       06/01/2016         2,995,850
                                                                                                             ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.64%
      2,410,000 ALH FINANCE LLC/ALH FINANCE CORPORATION                               8.50       01/15/2013         2,229,250
      1,735,000 CLARKE AMERICAN CORPORATION                                           9.50       05/15/2015         1,474,750
                                                                                                                    3,704,000
                                                                                                             ----------------
MISCELLANEOUS RETAIL: 0.31%
      2,000,000 JCPENNEY CORPORATION INCORPORATED                                     7.13       11/15/2023         1,800,000
                                                                                                             -----------------
MOTION PICTURES: 1.27%
      4,295,000 CINEMARK USA INCORPORATED++                                           8.63       06/15/2019         4,337,950
        602,000 MUZAK FINANCE CORPORATION LLC####                                    13.00       03/15/2010            30,100
      2,860,000 WMG ACQUISITION CORPORATION++<<                                       9.50       06/15/2016         2,960,100
                                                                                                                    7,328,150
                                                                                                             ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.91%
        950,000 CC HOLDINGS GS V LLC/CROWN CASTLE GS III CORPORATION++                7.75       05/01/2017           959,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$     3,815,000 CIT GROUP INCORPORATED<<                                              7.63%      11/30/2012  $      2,161,453
      3,825,000 DISCOVER FINANCIAL SERVICES                                          10.25       07/15/2019         4,189,339
      1,830,000 FORD MOTOR CREDIT COMPANY LLC                                         7.00       10/01/2013         1,631,926
      6,835,000 FORD MOTOR CREDIT COMPANY LLC                                         7.80       06/01/2012         6,322,689
      1,695,000 FORD MOTOR CREDIT COMPANY LLC                                         8.00       12/15/2016         1,485,062
        940,000 FRESENIUS US FINANCE II INCORPORATED++                                9.00       07/15/2015         1,019,900
      2,870,000 GMAC LLC++                                                            6.00       12/15/2011         2,554,300
      1,595,000 GMAC LLC++                                                            6.75       12/01/2014         1,307,900
      3,000,000 GMAC LLC++                                                            6.88       09/15/2011         2,767,500
      1,500,000 GMAC LLC++<<                                                          7.25       03/02/2011         1,408,125
      3,375,000 GMAC LLC++                                                            8.00       11/01/2031         2,607,188
                                                                                                                   28,414,882
                                                                                                             ----------------
OIL & GAS EXTRACTION: 8.19%
      2,870,000 BILL BARRETT CORPORATION                                              9.88       07/15/2016         2,984,800
      8,500,000 CHESAPEAKE ENERGY CORPORATION<<                                       6.38       06/15/2015         7,745,625
      2,975,000 HILCORP ENERGY++                                                      7.75       11/01/2015         2,744,438
      2,000,000 KCS ENERGY INCORPORATED                                               7.13       04/01/2012         1,970,000
      4,855,000 KEY ENERGY SERVICES INCORPORATED<<                                    8.38       12/01/2014         4,393,775
      3,650,000 NATIONAL OILWELL VARCO INCORPORATED SERIES B                          6.13       08/15/2015         3,697,950
      4,000,000 PENN VIRGINIA CORPORATION                                            10.38       06/15/2016         4,210,000
      2,700,000 PETROHAWK ENERGY CORPORATION                                          7.88       06/01/2015         2,619,000
      3,660,000 PRIDE INTERNATIONAL INCORPORATED                                      7.38       07/15/2014         3,696,600
      2,000,000 PRIDE INTERNATIONAL INCORPORATED<<                                    8.50       06/15/2019         2,100,000
      3,340,000 QUICKSILVER RESOURCES INCORPORATED                                   11.75       01/01/2016         3,540,400
        425,000 RANGE RESOURCES CORPORATION                                           7.25       05/01/2018           412,250
      3,225,000 RANGE RESOURCES CORPORATION                                           7.50       05/15/2016         3,192,750
      4,015,000 SOUTHWESTERN ENERGY COMPANY++                                         7.50       02/01/2018         4,040,094
                                                                                                                   47,347,682
                                                                                                             ----------------
PAPER & ALLIED PRODUCTS: 3.87%
      2,135,000 APPLETON PAPERS INCORPORATED SERIES B                                 9.75       06/15/2014           963,419
      4,200,000 DOMTAR CORPORATION<<                                                  7.13       08/15/2015         4,042,500
        955,000 DOMTAR CORPORATION<<                                                 10.75       06/01/2017         1,040,950
      5,000,000 GEORGIA-PACIFIC LLC++                                                 7.00       01/15/2015         4,812,500
      4,220,000 GRAHAM PACKAGING COMPANY INCORPORATED<<                               8.50       10/15/2012         4,220,000
      2,485,000 P.H. GLATFELTER COMPANY                                               7.13       05/01/2016         2,335,900
      1,425,000 ROCK-TENN COMPANY                                                     9.25       03/15/2016         1,499,813
      2,250,000 ROCK-TENN COMPANY++                                                   9.25       03/15/2016         2,368,125
      1,685,000 VERSO PAPER HOLDINGS LLC                                              9.13       08/01/2014         1,099,463
                                                                                                                   22,382,670
                                                                                                             ----------------
PERSONAL SERVICES: 0.95%
        200,000 SERVICE CORPORATION INTERNATIONAL                                     7.50       04/01/2027           169,000
      1,100,000 SERVICE CORPORATION INTERNATIONAL                                     7.63       10/01/2018         1,053,250
         75,000 SERVICE CORPORATION INTERNATIONAL                                     7.88       02/01/2013            72,750
      4,465,000 SERVICE CORPORATION INTERNATIONAL SERIES WI                           7.00       06/15/2017         4,174,775
                                                                                                                    5,469,775
                                                                                                             ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.98%
      2,145,000 ASHLAND INCORPORATED++<<                                              9.13       06/01/2017         2,252,250
      2,850,000 FERRELLGAS PARTNERS LP                                                8.75       06/15/2012         2,807,250
        475,000 HOLLY CORPORATION++                                                   9.88       06/15/2017           473,813
      5,250,000 SANDRIDGE ENERGY INCORPORATED<<                                       8.63       04/01/2015         4,935,000
        955,000 TESORO CORPORATION                                                    9.75       06/01/2019           966,938
                                                                                                                   11,435,251
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
PIPELINES: 1.06%
$     2,890,000 DYNEGY HOLDINGS INCORPORATED                                          8.38%      05/01/2016  $      2,340,900
      3,505,000 WILLIAMS COMPANIES INCORPORATED                                       7.63       07/15/2019         3,801,523
                                                                                                                    6,142,423
                                                                                                             ----------------
PRIMARY METAL INDUSTRIES: 1.35%
      2,510,000 BELDEN CDT INCORPORATED                                               7.00       03/15/2017         2,296,650
      2,000,000 BELDEN CDT INCORPORATED++                                             9.25       06/15/2019         2,010,000
      3,545,000 STEEL DYNAMICS INCORPORATED++<<                                       8.25       04/15/2016         3,482,963
                                                                                                                    7,789,613
                                                                                                             ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.77%
      4,715,000 VENTAS REALTY LP                                                      6.75       04/01/2017         4,432,100
                                                                                                             ----------------
RENTAL AUTO/EQUIPMENT: 0.36%
      2,630,000 AVIS BUDGET CAR RENTAL LLC                                            7.75       05/15/2016         2,090,850
                                                                                                             ----------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.64%
      1,000,000 GOODYEAR TIRE & RUBBER COMPANY+/-                                     5.01       12/01/2009           996,250
      1,654,000 GOODYEAR TIRE & RUBBER COMPANY<<                                      9.00       07/01/2015         1,678,810
        955,000 GOODYEAR TIRE & RUBBER COMPANY<<                                     10.50       05/15/2016         1,019,463
                                                                                                                    3,694,523
                                                                                                             ----------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.81%
      6,260,000 CROWN CORK & SEAL COMPANY INCORPORATED                                8.00       04/15/2023         5,821,800
        525,000 OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                           8.25       05/15/2013           530,250
      4,160,000 OWENS-ILLINOIS INCORPORATED                                           7.80       05/15/2018         4,097,600
                                                                                                                   10,449,650
                                                                                                             ----------------
TEXTILE MILL PRODUCTS: 0.85%
      2,190,000 INTERFACE INCORPORATED                                                9.50       02/01/2014         2,088,713
        955,000 INTERFACE INCORPORATED++                                             11.38       11/01/2013         1,013,494
      2,095,000 PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                       8.88       09/15/2013         1,843,600
                                                                                                                    4,945,807
                                                                                                             ----------------
TRANSPORTATION EQUIPMENT: 0.37%
        240,000 BRUNSWICK CORPORATION++                                              11.25       11/01/2016           251,400
      3,510,000 LEAR CORPORATION SERIES B<<####                                       8.75       12/01/2016         1,895,400
                                                                                                                    2,146,800
                                                                                                             ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.68%
      4,000,000 SUPERVALU INCORPORATED                                                8.00       05/01/2016         3,935,025
                                                                                                             ----------------
TOTAL CORPORATE BONDS & NOTES (COST $499,906,837)                                                                 502,063,364
                                                                                                             ----------------
MUNICIPAL BONDS & NOTES: 0.49%
ALABAMA: 0.49%
        500,000 COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-2 (SEWER REVENUE,
                FGIC INSURED)+/-ss                                                    0.75       02/01/2042           175,000
      2,750,000 COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5 (SEWER REVENUE,
                XLCA COMPANY INSURED)+/-ss                                            0.86       02/01/2040           962,500
        425,000 COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-9 (SEWER REVENUE,
                FIRST SECURITY BANK LOC)+/-ss                                         0.41       02/01/2042           148,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
ALABAMA (continued)
$     4,400,000 COUNTY OF JEFFERSON AL WATERS SUB-SERIES B-1-C (SEWER REVENUE,
                FGIC INSURED)+/-ss                                                    0.82%      02/01/2042  $      1,540,000
                                                                                                                    2,826,250
                                                                                                             ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,767,483)                                                                     2,826,250
                                                                                                             ----------------
US TREASURY SECURITIES: 0.04%
US TREASURY BILLS: 0.04%
        250,000 US TREASURY BILL##                                                    0.20       09/24/2009           249,971
                                                                                                             ----------------
TOTAL US TREASURY SECURITIES (COST $249,969)                                                                          249,971
                                                                                                             ----------------
FOREIGN CORPORATE BONDS: 6.14%
      3,000,000 ARCELORMITTAL                                                         9.85       06/01/2019         3,426,705
      1,430,000 CIE GENERALE DE GEOPHYSIQUE-VERITAS++<<                               9.50       05/15/2016         1,472,900
      3,000,000 FMC FINANCE III SA                                                    6.88       07/15/2017         2,835,000
      3,090,000 INEOS GROUP HOLDINGS PLC++                                            8.50       02/15/2016         1,421,400
      1,815,000 INMARSAT FINANCE PLC                                                 10.38       11/15/2012         1,883,063
      1,545,000 INTELSAT (BERMUDA) LIMITED                                            9.25       06/15/2016         1,514,100
      7,730,000 INTELSAT (BERMUDA) LIMITED<<                                         11.25       06/15/2016         8,058,525
      3,075,000 SEAGATE TECHNOLOGY INTERNATIONAL++<<                                 10.00       05/01/2014         3,297,938
      1,000,000 TECK RESOURCES LIMITED                                                9.75       05/15/2014         1,080,000
      1,000,000 TECK RESOURCES LIMITED                                               10.25       05/15/2016         1,105,000
         25,000 VIDEOTRON LIMITED                                                     6.38       12/15/2015            22,938
        365,000 VIDEOTRON LIMITED                                                     6.88       01/15/2014           349,031
      4,760,000 VIDEOTRON LIMITED++                                                   9.13       04/15/2018         5,021,800
      3,910,000 VIRGIN MEDIA FINANCE PLC                                              9.50       08/15/2016         4,017,525
TOTAL FOREIGN CORPORATE BONDS@ (COST $35,617,303)                                                                  35,505,925
                                                                                                             ----------------
TERM LOANS: 1.08%
      1,945,285 ASHLAND INCORPORATED TERM LOAN                                        7.65       05/13/2014         1,950,148
      1,078,706 CALPINE CORPORATION DIP TERM LOAN B                                   2.88       03/29/2014           990,478
              3 CROWN CASTLE OPERATING COMPANY TERM LOAN                              1.50       03/06/2014                 3
      2,303,560 EDUCATION MANAGEMENT LLC TERM LOAN                                    2.38       06/04/2013         2,206,488
        296,141 HCA INCORPORATED SERIES B TERM LOAN                                   2.85       11/14/2013           278,657
        273,161 NRG ENERGY INCORPORATED TERM LOAN B1                                  2.72       02/01/2013           257,768
        146,421 NRG ENERGY INCORPORATED TERM LOAN L                                   1.85       02/02/2011           138,170
        450,000 THE GOODYEAR TIRE & RUBBER COMPANY 2ND LIEN TERM LOAN                 1.75       04/30/2014           417,825
TOTAL TERM LOANS (COST $5,929,072)                                                                                  6,239,537
                                                                                                             ----------------

   PRINCIPAL
---------------
COLLATERAL FOR SECURITIES LENDING: 11.85%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.11%
$     3,044,596 AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    3,044,596
      3,044,596 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        3,044,596
      3,044,596 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          3,044,596
      3,044,596 DWS MONEY MARKET SERIES INSTITUTIONAL                                                               3,044,596
                                                                                                                   12,178,384
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.74%
$     1,184,009 ABN AMRO BANK NV (CHICAGO)                                            0.26%      09/18/2009         1,184,009
      1,317,210 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.45       09/08/2009         1,317,095
        634,291 ANTALIS US FUNDING CORPORATION++(p)                                   0.27       09/30/2009           634,153
        634,291 ANTALIS US FUNDING CORPORATION++(p)                                   0.28       09/08/2009           634,256
        296,002 ARABELLA FINANCE LLC++(p)                                             0.40       09/01/2009           296,002
        126,858 ARABELLA FINANCE LLC++(p)                                             0.71       09/04/2009           126,851
      2,579,449 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,579,465)                0.22       09/01/2009         2,579,449
        655,434 BANK OF IRELAND                                                       0.35       09/01/2009           655,434
        592,005 BANK OF IRELAND                                                       0.60       09/04/2009           592,005
      1,695,671 BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                VALUE $1,695,681)                                                     0.22       09/01/2009         1,695,671
      1,300,296 BNP PARIBAS (PARIS)                                                   0.19       09/01/2009         1,300,296
      1,057,151 BRYANT BANK FUNDING LLC++(p)                                          0.25       09/02/2009         1,057,144
        169,144 CALCASIEU PARISH LA+/-ss                                              0.50       12/01/2027           169,144
        232,573 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss           0.45       06/01/2028           232,573
        422,861 CALYON (NEW YORK)                                                     0.40       09/03/2009           422,865
        338,288 CALYON (NEW YORK)                                                     3.33       09/10/2009           338,546
      1,860,586 CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.30       09/08/2009         1,860,478
        413,777 CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00       02/25/2008             6,827
        318,566 CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00       05/19/2008             5,256
        111,952 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.50       10/01/2038           111,952
        338,288 COOK COUNTY IL+/-ss                                                   0.70       11/01/2030           338,288
      1,723,157 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $1,723,168)                                                     0.23       09/01/2009         1,723,157
      3,446,313 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                VALUE $3,446,334)                                                     0.22       09/01/2009         3,446,313
        469,375 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY
                VALUE $469,377)                                                       0.19       09/01/2009           469,375
      1,321,439 DANSKE BANK A/S COPENHAGEN                                            0.22       09/02/2009         1,321,439
        761,149 DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    0.80       12/15/2037           761,149
         21,143 DEXIA BANK (GRAND CAYMAN)                                             0.21       09/01/2009            21,143
      1,226,295 DEXIA DELAWARE LLC                                                    0.26       09/01/2009         1,226,295
      1,268,581 EKSPORTFINANS ASA++                                                   0.23       09/14/2009         1,268,476
      1,184,009 ERASMUS CAPITAL CORPORATION++(p)                                      0.28       09/10/2009         1,183,927
      1,303,679 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,303,687)                0.22       09/01/2009         1,303,679
        608,919 GOTHAM FUNDING CORPORATION++(p)                                       0.23       09/14/2009           608,869
      1,463,110 GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2010           452,101
         69,772 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.65       11/01/2042            69,772
        634,291 HOUSTON TX UTILITY SYSTEM+/-ss                                        0.30       05/15/2034           634,291
        211,430 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.35       07/01/2029           211,430
         84,572 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss               0.37       01/01/2018            84,572
        782,292 INTESA SANPAOLO SPA                                                   0.35       09/10/2009           782,317
        296,002 IRISH LIFE & PERMANENT PLC++                                          0.54       09/04/2009           295,989
        211,430 IRISH LIFE & PERMANENT PLC++                                          0.54       09/08/2009           211,408
        169,144 IRISH LIFE & PERMANENT PLC++                                          0.58       09/01/2009           169,144
        211,430 IRISH LIFE & PERMANENT PLC++                                          0.58       09/03/2009           211,423
      3,446,313 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,446,334)                0.22       09/01/2009         3,446,313
        126,858 KANSAS CITY MO SPECAIL OBLIGATION+/-ss                                0.37       04/15/2025           126,858
      1,300,296 KBC BANK NV BRUSSELS                                                  0.22       09/01/2009         1,300,296
        211,430 KOCH RESOURCES LLC++                                                  0.22       09/15/2009           211,412
      1,057,151 KOCH RESOURCES LLC++                                                  0.24       09/02/2009         1,057,144
        444,680 MARKET STREET FUNDING LLC++(p)                                        0.22       09/22/2009           444,623
      1,406,011 MASSACHUSETTS HEFA+/-ss                                               0.30       10/01/2034         1,406,011

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       181,830 MISSISSIPPI STATE GO+/-ss                                             0.65%     11/01/2028   $        181,830
        160,687 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.14      02/01/2036            160,687
      3,256,026 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                TREASURY SECURITIES (MATURITY VALUE $3,256,044)                       0.20      09/01/2009          3,256,026
        169,144 NATEXIS BANQUES POPULAIRES                                            0.24      09/01/2009            169,144
        444,004 NATEXIS BANQUES POPULAIRES                                            0.24      09/04/2009            443,995
        634,291 NATIXIS++                                                             0.24      09/02/2009            634,287
         84,572 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              1.80      01/01/2018             84,572
        268,939 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.34      01/01/2034            268,939
         98,273 RANGER FUNDING CORPORATION++(p)                                       0.22      09/21/2009             98,261
         45,458 REGENCY MARKETS #1 LLC++(p)                                           0.23      09/15/2009             45,453
        711,505 REGENCY MARKETS #1 LLC++(p)                                           0.25      09/17/2009            711,426
        365,774 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.30      09/03/2009            365,768
        122,630 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.40      09/10/2009            122,617
      1,057,151 ROYAL BANK OF SCOTLAND CT                                             0.27      09/14/2009          1,057,151
      1,036,008 SOCIETE GENERALE BANNON LLC                                           0.24      09/15/2009          1,036,008
        262,174 STARBIRD FUNDING CORPORATION++(p)                                     0.20      09/03/2009            262,171
        646,385 STARBIRD FUNDING CORPORATION++(p)                                     0.25      09/03/2009            646,376
        975,751 SURREY FUNDING CORPORATION++(p)                                       0.24      09/23/2009            975,607
        636,574 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.26      09/10/2009            636,533
        274,859 TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.23      09/24/2009            274,819
        169,229 TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.25      09/11/2009            169,217
      1,162,866 TULIP FUNDING CORPORATION++(p)                                        0.23      09/25/2009          1,162,688
        380,574 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.16      07/01/2032            380,574
        126,858 UBS AG (STAMFORD CT)                                                  3.41      09/08/2009            126,936
        126,858 UBS AG (STAMFORD CT)                                                  3.46      09/03/2009            126,881
      1,480,012 UNICREDITO ITALIANO (NEW YORK)                                        0.32      09/08/2009          1,480,012
        126,858 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.34      12/15/2040            126,858
        126,858 VERSAILLES CDS LLC++(p)                                               0.45      09/03/2009            126,855
         84,572 VERSAILLES CDS LLC++(p)                                               0.45      09/04/2009             84,569
        169,144 VERSAILLES CDS LLC++(p)                                               0.50      09/01/2009            169,144
        126,858 VERSAILLES CDS LLC++(p)                                               0.50      09/02/2009            126,856
        526,655 VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.22      07/28/2008            242,261
        305,828 VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.25      08/07/2008            140,681
        373,843 VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.35      04/30/2008            171,968
        606,730 VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.36      02/15/2008            279,096
                                                                                                                   56,353,486
                                                                                                             ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $69,380,788)                                                         68,531,870
                                                                                                             ----------------

     SHARES                                                                          YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 3.79%
     21,894,485 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22                         21,894,485
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,894,485)                                                                    21,894,485
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $635,747,625)*                                                     110.22%                             $    637,311,402
OTHER ASSETS AND LIABILITIES, NET                                        (10.22)                                  (59,100,120)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    578,211,282
                                                                         ------                              ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

E    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-  VARIABLE RATE INVESTMENTS.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

HIGH INCOME FUND

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

+    NON-INCOME EARNING SECURITIES.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,894,485.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $636,206,314 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 20,056,871
GROSS UNREALIZED DEPRECIATION                 (18,951,783)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $  1,105,088

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
AGENCY NOTES - INTEREST BEARING: 4.38%
$    10,000,000 FHLB                                                                  3.63%      10/18/2013  $     10,485,260
      5,000,000 FHLMC                                                                 4.75       01/18/2011         5,276,345
TOTAL AGENCY NOTES - INTEREST BEARING (COST $14,967,935)                                                           15,761,605
                                                                                                             ----------------
AGENCY SECURITIES: 5.33%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.15%
        305,000 FHLMC                                                                 5.25       07/18/2011           329,120
          7,058 FHLMC #170151                                                        10.50       01/01/2016             7,951
          8,688 FHLMC #1B0123+/-                                                      5.28       09/01/2031             8,910
          6,361 FHLMC #1B0128+/-                                                      5.28       09/01/2031             6,518
          2,198 FHLMC #360016                                                        10.50       11/01/2017             2,484
          2,710 FHLMC #360056                                                        10.50       02/01/2019             3,134
          1,680 FHLMC #360057                                                        10.50       03/01/2019             1,944
          1,807 FHLMC #360059                                                        10.50       04/01/2019             2,086
          1,114 FHLMC #360061                                                        10.50       05/01/2019             1,288
         18,404 FHLMC #360063                                                        10.50       06/01/2019            21,187
          3,297 FHLMC #360065                                                        10.50       07/01/2019             3,799
        494,450 FHLMC #555316                                                         9.00       06/01/2019           544,472
        328,427 FHLMC #555408                                                        10.50       08/01/2018           370,979
        403,283 FHLMC #555500                                                         8.50       09/01/2017           436,586
        602,094 FHLMC #555514                                                         9.00       10/01/2019           675,762
         16,015 FHLMC #786823+/-                                                      3.48       07/01/2029            16,277
        100,518 FHLMC #789272+/-                                                      3.50       04/01/2032           102,656
        312,838 FHLMC #865496+/-                                                      5.82       05/01/2026           318,368
        357,816 FHLMC #A01734                                                         9.00       08/01/2018           396,828
        602,622 FHLMC #G01126                                                         9.50       12/01/2022           675,109
         56,142 FHLMC #G10747                                                         7.50       10/01/2012            59,298
         49,032 FHLMC #G11150                                                         7.50       12/01/2011            51,279
          9,422 FHLMC #G11345                                                         7.50       12/01/2011             9,896
         25,299 FHLMC #G11391                                                         7.50       06/01/2012            26,684
         66,140 FHLMC #G90023                                                         7.00       11/17/2013            69,968
                                                                                                                    4,142,583
                                                                                                             ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 3.60%
      5,350,000 FNMA<<                                                                6.63       09/15/2009         5,362,754
          3,642 FNMA #100001                                                          9.00       02/15/2020             4,124
        563,709 FNMA #100042                                                         11.00       10/15/2020           632,635
            787 FNMA #100202                                                          9.50       02/15/2011               797
        120,394 FNMA #100255                                                          8.33       07/15/2020           135,609
        384,891 FNMA #190075                                                          8.50       02/01/2023           417,765
        302,332 FNMA #302507                                                          9.00       11/01/2024           342,198
         43,916 FNMA #313617                                                          8.00       09/01/2023            47,609
        650,420 FNMA #323582                                                          8.00       04/01/2017           706,116
         15,039 FNMA #392645                                                          8.00       12/01/2013            16,172
        399,559 FNMA #426828                                                          8.00       09/01/2019           442,864
        194,802 FNMA #426832                                                          8.50       07/01/2018           212,154
        170,157 FNMA #545131                                                          8.00       03/01/2013           179,551
         28,058 FNMA #545157                                                          8.50       11/01/2012            30,019
        201,585 FNMA #545460+/-                                                       5.04       11/01/2031           205,157
      1,455,756 FNMA #598559                                                          6.50       08/01/2031         1,595,813
        116,485 FNMA #70801                                                          12.00       03/01/2017           136,844
      2,317,342 FNMA #712107                                                          6.00       03/01/2033         2,463,489
                                                                                                                   12,931,670
                                                                                                             ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.58%
         83,854 GNMA #780029                                                          9.00       11/15/2024            94,661
      1,207,775 GNMA #780110                                                         12.50       04/15/2019         1,286,202
          1,573 GNMA #780134                                                          8.50       05/15/2010             1,584

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$       230,197 GNMA #780267                                                          9.00%      11/15/2017  $        253,567
        111,833 GNMA #780288                                                          8.00       12/15/2023           127,752
        272,663 GNMA #781311                                                          7.50       02/15/2013           274,990
         39,478 GNMA #781540<<                                                        7.00       05/15/2013            41,721
         16,586 GNMA #927                                                            10.00       02/20/2018            18,494
                                                                                                                    2,098,971
                                                                                                             ----------------
SMALL BUSINESS ADMINISTRATION: 0.00%
         195,730  SBA #0191(c)(i)                                                     3.72       07/30/2018             5,566
                                                                                                             ----------------
TOTAL AGENCY SECURITIES (COST $20,038,962)                                                                         19,178,790
                                                                                                             ----------------
ASSET BACKED SECURITIES: 5.37%
      2,250,000 AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-              0.47       09/15/2011         2,241,248
      2,150,000 CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-       0.97       07/15/2010         2,148,130
      1,363,799 CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                2003-5 CLASS 2M1+/-                                                   1.17       05/25/2033           374,396
      1,600,000 CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                       0.53       01/15/2015         1,566,304
      2,768,394 CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(c)(i)       0.54       07/15/2027               865
      3,542,961 CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                A+/- (c)(i)                                                           7.23       07/16/2028             1,107
      1,034,833 DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                            3.81       07/08/2011         1,045,583
     20,703,903 EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(c)++(i)               0.83       09/29/2031           362,318
      1,500,000 FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-             1.02       11/15/2012         1,496,171
      2,545,989 HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                     1.81       02/25/2034         1,228,240
         11,610 MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                             0.39       12/25/2031             4,648
        103,600 RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                CLASS AII+/-                                                          0.74       03/25/2032            78,400
      2,243,667 STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                M1+/-                                                                 1.39       10/25/2033         1,159,700
      2,117,986 STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                M1+/-                                                                 1.69       04/25/2033         1,237,185
      4,000,000 WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++         0.77       01/23/2011         3,920,000
      2,800,000 WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++         0.83       06/23/2012         2,464,000
TOTAL ASSET BACKED SECURITIES (COST $28,707,464)                                                                   19,328,295
                                                                                                             ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.85%
      4,392,112 AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                        1.29       10/25/2033         2,890,854
     37,000,000 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2001-PB1 CLASS XP+/-(c)++ (i)                                         1.78       05/11/2035           433,807
        122,956 BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-        4.37       10/20/2032           117,259
        499,991 CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                1.24       03/25/2034           312,883
      1,428,903 CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-        5.24       12/25/2035         1,247,007
        201,145 CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                CLASS AA+/-                                                           0.60       12/25/2034           173,848
        533,070 COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                2001-HYB1 CLASS 2A1+/-                                                3.56       06/19/2031           515,953
        163,793 COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                2004-20 CLASS 3A1+/-                                                  2.53       09/25/2034           105,956
        427,346 DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                     8.45       09/20/2019           428,749
      1,094,145 EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-              1.04       09/25/2033           865,791
         51,776 FHLMC SERIES 2198 CLASS SC+/-                                         9.00       06/15/2028            53,129
        833,204 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6         9.50       02/25/2042           919,129
         40,720 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                2A1+/-                                                                5.24       07/25/2043            41,395
      1,472,422 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                2A1+/-                                                                5.11       10/25/2043         1,414,093
        175,871 FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                            9.50       11/25/2031           201,537
      1,284,445 FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                           9.50       05/25/2042         1,420,517
        312,552 FNMA SERIES 1989-29 CLASS Z                                          10.00       06/25/2019           351,515
        261,976 FNMA SERIES 1989-63 CLASS Z                                           9.40       10/25/2019           290,105
        529,007 FNMA SERIES G95-2 CLASS IO+/-(c) (i)                                 10.00       05/25/2020           119,124
         71,768 FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                           5.22       06/25/2033            72,004
      2,484,906 FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                            5.29       08/25/2042         2,616,723
        231,750 FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                          10.11       10/25/2042           254,413
      1,691,245 GNMA SERIES 2007-69 CLASS TA+/-                                       5.06       06/16/2031         1,754,268

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$       144,239 GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES
                1998-GN1 CLASS M2(i)                                                  8.02%      02/25/2027  $        132,302
        681,682 GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++(i)               8.00       09/19/2027           473,699
      2,205,932 GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                0.67       06/25/2034         1,698,035
      1,606,893 GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                5.39       06/25/2034           803,937
      1,579,484 GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++             0.62       01/25/2036         1,349,665
      2,002,681 GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++             0.67       04/25/2036         1,728,948
        389,577 GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                    2.23       04/25/2032           292,192
        619,734 JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                   4.89       04/25/2035           592,306
      1,600,451 JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                  5.11       06/25/2035         1,290,917
        452,902 JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                1A1+/-++                                                              4.95       09/28/2044           262,816
         27,331 MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                     3.03       10/25/2032            26,584
      7,951,287 MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-(c)++              1.18       11/15/2031           282,985
      2,576,086 NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-      5.06       02/25/2035         1,736,792
      5,335,130 RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                    1.68       09/10/2035         2,192,739
         28,972 SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS
                A##                                                                   3.05       10/23/2017            27,951
      2,260,692 STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                A+/-++(i)                                                             8.43       07/15/2027         1,627,369
         11,039 STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                CLASS BO##(i)                                                         0.24       06/25/2023            10,856
         92,160 TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                   0.75       12/25/2034            76,301
        135,741 USGI FHA PROJECT LOAN                                                 7.44       11/24/2019           134,213
        231,948 WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                5.82       08/25/2032           231,780
        231,948 WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                5.82       08/25/2032           231,925
         69,196 WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(i)             2.00       12/28/2037            51,012
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $41,191,464)                                                       31,855,383
                                                                                                             ----------------
CORPORATE BONDS & NOTES: 47.34%
AMUSEMENT & RECREATION SERVICES: 0.11%
        400,000 SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                   2.46       12/01/2010           400,000
                                                                                                             ----------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.51%
      1,715,000 AUTOZONE INCORPORATED                                                 6.50       01/15/2014         1,843,165
                                                                                                             ----------------
BUSINESS SERVICES: 0.45%
      1,500,000 THOMPSON CORPORATION                                                  6.20       01/05/2012         1,626,120
                                                                                                             ----------------
CHEMICALS & ALLIED PRODUCTS: 1.65%
      2,000,000 CLOROX COMPANY                                                        5.00       03/01/2013         2,114,764
      2,000,000 GLAXOSMITHKLINE CAPITAL INCORPORATED                                  4.85       05/15/2013         2,141,448
      1,670,000 WATSON PHARMACEUTICALS INCORPORATED                                   5.00       08/15/2014         1,689,693
                                                                                                                    5,945,905
                                                                                                             ----------------
COMMUNICATIONS: 5.68%
        945,000 ALLTEL CORPORATION                                                    7.00       07/01/2012         1,048,705
      2,000,000 AT&T INCORPORATED                                                     7.30       11/15/2011         2,223,280
      1,433,000 BRITISH TELECOMMUNICATIONS PLC                                        9.13       12/15/2010         1,543,898
      2,000,000 CBS CORPORATION                                                       6.63       05/15/2011         2,075,704
      2,290,000 CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013         2,161,188
      1,094,000 COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                    8.38       03/15/2013         1,264,275
        975,000 SPRINT CAPITAL CORPORATION                                            7.63       01/30/2011           976,219
      1,500,000 TELECOM ITALIA CAPITAL SA                                             5.25       11/15/2013         1,569,377
      2,000,000 TIME WARNER CABLE INCORPORATED                                        5.40       07/02/2012         2,133,390
      2,000,000 VERIZON COMMUNICATIONS INCORPORATED                                   5.25       04/15/2013         2,155,924
      1,000,000 VERIZON WIRELESS++                                                    7.38       11/15/2013         1,146,273
      2,000,000 VIACOM INCORPORATED                                                   5.75       04/30/2011         2,117,288
                                                                                                                   20,415,521
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
DEPOSITORY INSTITUTIONS: 7.61%
$     2,000,000 BANK OF AMERICA CORPORATION                                           5.38%      06/15/2014  $      2,030,972
      1,600,000 BANK OF NEW YORK MELLON CORPORATION+/-                                0.76       06/29/2012         1,609,738
      2,000,000 BANK OF NEW YORK MELLON CORPORATION<<                                 4.30       05/15/2014         2,104,202
      1,195,000 HUDSON UNITED BANK MAHWAH NJ SERIES BKNT                              7.00       05/15/2012         1,254,131
      2,000,000 HUNTINGTON CAPITAL TRUST I+/-                                         1.74       02/01/2027           822,182
      2,000,000 INDEPENDENCE COMMUNITY BANK CORPORATION+/-                            2.67       06/20/2013         1,819,636
      3,000,000 ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                            0.84       10/09/2009         2,999,931
      4,000,000 INTER-AMERICAN DEVELOPMENT BANK+/-                                    0.88       05/20/2014         4,000,668
      5,300,000 JPMORGAN CHASE & COMPANY SERIES 3+/-                                  0.85       12/26/2012         5,335,738
      2,085,000 NATIONAL CITY BANK SERIES MTN                                         4.50       03/15/2010         2,114,405
      1,200,000 PNC FUNDING CORPORATION+/-                                            0.80       04/01/2012         1,206,388
      2,000,000 US BANCORP                                                            4.20       05/15/2014         2,083,066
                                                                                                                   27,381,057
                                                                                                             ----------------
EATING & DRINKING PLACES: 1.25%
      2,000,000 COCA COLA ENTERPRISES INCORPORATED                                    7.38       03/03/2014         2,343,712
      1,963,000 YUM! BRANDS INCORPORATED                                              8.88       04/15/2011         2,155,621
                                                                                                                    4,499,333
                                                                                                             ----------------
ELECTRIC, GAS & SANITARY SERVICES: 4.62%
      2,000,000 ALLIED WASTE NORTH AMERICA                                            6.50       11/15/2010         2,057,500
      2,000,000 CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES U                      7.00       03/01/2014         2,223,734
      2,000,000 ENERGY TRANSFER PARTNERS LP                                           5.65       08/01/2012         2,111,562
      2,500,000 ENTERGY GULF STATES INCORPORATED                                      5.12       08/01/2010         2,505,563
      2,000,000 INDIANA MICHIGAN POWER COMPANY                                        6.38       11/01/2012         2,190,880
      2,000,000 NEVADA POWER COMPANY                                                  6.50       04/15/2012         2,139,578
      2,000,000 PECO ENERGY COMPANY                                                   5.00       10/01/2014         2,144,174
      1,262,320 SALTON SEA FUNDING CORPORATION SERIES C                               7.84       05/30/2010         1,256,336
                                                                                                                   16,629,327
                                                                                                             ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 0.54%
      2,000,000 NATIONAL SEMICONDUCTOR CORPORATION+/-                                 0.88       06/15/2010         1,926,592
                                                                                                             ----------------
FINANCIAL SERVICES: 0.28%
      1,000,000 MASSMUTUAL GLOBAL FUNDING II++                                        3.63       07/16/2012         1,006,305
                                                                                                             ----------------
FOOD & KINDRED PRODUCTS: 1.44%
      2,797,000 KRAFT FOODS INCORPORATED                                              6.25       06/01/2012         3,075,693
      2,010,000 MILLER BREWING CORPORATION++                                          5.50       08/15/2013         2,112,721
                                                                                                                    5,188,414
                                                                                                             ----------------
FOOD STORES: 0.60%
      2,000,000 KROGER COMPANY                                                        6.20       06/15/2012         2,171,850
                                                                                                             ----------------
FURNITURE & FIXTURES: 0.47%
      1,670,000 JOHNSON CONTROLS INCORPORATED                                         4.88       09/15/2013         1,690,381
                                                                                                             ----------------
GENERAL MERCHANDISE STORES: 0.87%
      2,000,000 JCPENNEY COMPANY INCORPORATED                                         8.00       03/01/2010         2,040,200
      1,000,000 TARGET CORPORATION<<                                                  5.13       01/15/2013         1,077,330
                                                                                                                    3,117,530
                                                                                                             ----------------
HEALTH SERVICES: 1.14%
      1,825,000 ANTHEM INCORPORATED                                                   6.80       08/01/2012         1,985,711

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
HEALTH SERVICES (continued)
$     2,000,000 ROCHE HOLDINGS INCORPORATED++                                         4.50%      03/01/2012  $      2,119,572
                                                                                                                    4,105,283
                                                                                                             ----------------
HOLDING & OTHER INVESTMENT OFFICES: 1.33%
      2,000,000 AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                         5.50       01/15/2012         2,075,975
      1,000,000 FEDERAL REALTY INVESTMENT TRUST                                       5.95       08/15/2014           996,244
      1,720,000 NATIONWIDE HEALTH PROPERTIES INCORPORATED SERIES MTND                 8.25       07/01/2012         1,695,435
                                                                                                                    4,767,654
                                                                                                             ----------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.54%
      1,835,000 BEST BUY COMPANY INCORPORATED                                         6.75       07/15/2013         1,956,475
                                                                                                             ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.27%
      1,000,000 INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED+/-                      1.95       08/13/2010           986,305
                                                                                                             ----------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.16%
      2,000,000 METROPOLITAN LIFE GLOBAL FUNDING I SERIES 144A++                      5.13       04/10/2013         2,057,562
      2,000,000 NEW YORK LIFE GLOBAL FUNDING++                                        5.25       10/16/2012         2,127,846
                                                                                                                    4,185,408
                                                                                                             ----------------
INSURANCE CARRIERS: 1.16%
      2,000,000 PRICOA GLOBAL FUNDING I++                                             5.40       10/18/2012         2,098,798
      2,000,000 UNITEDHEALTH GROUP INCORPORATED                                       4.88       02/15/2013         2,065,424
                                                                                                                    4,164,222
                                                                                                             ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 0.93%
      2,000,000 BOSTON SCIENTIFIC CORPORATION                                         6.00       06/15/2011         2,042,500
      1,240,000 XEROX CORPORATION                                                     6.88       08/15/2011         1,311,940
                                                                                                                    3,354,440
                                                                                                             ----------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.52%
      1,725,000 HASBRO INCORPORATED                                                   6.13       05/15/2014         1,865,931
                                                                                                             ----------------
MISCELLANEOUS RETAIL: 0.88%
      1,984,952 CVS CAREMARK CORPORATION++                                            7.77       01/10/2012         2,006,985
      1,000,000 STAPLES INCORPORATED                                                  9.75       01/15/2014         1,173,887
                                                                                                                    3,180,872
                                                                                                             ----------------
MOTION PICTURES: 0.65%
      2,000,000 HISTORIC TW INCORPORATED                                              9.13       01/15/2013         2,329,304
                                                                                                             ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.03%
      2,000,000 AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                    0.87       02/05/2010         1,997,476
      2,000,000 CME GROUP INCORPORATED                                                5.40       08/01/2013         2,153,778
      3,000,000 GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                       5.25       10/19/2012         3,140,253
                                                                                                                    7,291,507
                                                                                                             ----------------
OIL & GAS EXTRACTION: 1.15%
      2,010,000 ENTERPRISE PRODUCTS PARTNERS OPERATING LP                             7.50       02/01/2011         2,128,552
      2,000,000 PRIDE INTERNATIONAL INCORPORATED                                      7.38       07/15/2014         2,020,000
                                                                                                                    4,148,552
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
PIPELINES: 1.76%
$     2,000,000 ENTERPRISE PRODUCTS OPERATING LLC                                     4.60%      08/01/2012  $      2,075,274
      2,000,000 PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION               7.75       10/15/2012         2,211,136
      2,000,000 WILLIAMS COMPANIES INCORPORATED++                                     6.38       10/01/2010         2,046,774
                                                                                                                    6,333,184
                                                                                                             ----------------
PUBLIC FINANCE, TAXATION & MONETARY POLICY: 0.58%
      2,005,000 MACQUARIE GROUP LIMITED<<++                                           7.30       08/01/2014         2,084,412
                                                                                                             ----------------
RAILROAD TRANSPORTATION: 0.63%
      2,100,000 CSX CORPORATION                                                       6.30       03/15/2012         2,248,273
                                                                                                             ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.22%
      1,000,000 HEALTH CARE REIT INCORPORATED                                         8.00       09/12/2012         1,056,493
      1,499,000 HRPT PROPERTIES TRUST+/-                                              1.22       03/16/2011         1,322,860
      2,000,000 SIMON PROPERTY GROUP LP                                               4.88       03/18/2010         2,020,312
                                                                                                                    4,399,665
                                                                                                             ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.42%
      3,000,000 BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                        6.95       08/10/2012         3,351,777
      1,165,000 GOLDMAN SACHS GROUP INCORPORATED                                      3.63       08/01/2012         1,188,764
      4,000,000 MORGAN STANLEY                                                        3.25       12/01/2011         4,164,224
                                                                                                                    8,704,765
                                                                                                             ----------------
TOBACCO PRODUCTS: 0.63%
      2,000,000 ALTRIA GROUP INCORPORATED<<                                           7.75       02/06/2014         2,267,502
                                                                                                             ----------------
TRANSPORTATION EQUIPMENT: 0.49%
      1,640,000 PACTIV CORPORATION                                                    5.88       07/15/2012         1,747,194
                                                                                                             ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.77%
      2,000,000 CARGILL INCORPORATED++                                                5.20       01/22/2013         2,094,330
      2,000,000 MCKESSON CORPORATION                                                  6.50       02/15/2014         2,189,982
      2,000,000 SYSCO CORPORATION                                                     4.20       02/12/2013         2,062,975
                                                                                                                    6,347,287
                                                                                                             ----------------
TOTAL CORPORATE BONDS & NOTES (COST $166,011,851)                                                                 170,309,735
                                                                                                             ----------------
FOREIGN CORPORATE BONDS@: 6.09%
      2,000,000 ARCELORMITTAL<<                                                       5.38       06/01/2013         2,015,654
      2,000,000 BP CAPITAL MARKETS PLC                                                3.63       05/08/2014         2,053,768
      2,395,000 COVIDIEN INTERNATIONAL FINANCE                                        5.15       10/15/2010         2,493,583
      2,000,000 DELHAIZE GROUP                                                        5.88       02/01/2014         2,130,216
      1,500,000 KOREA DEVELOPMENT BANK                                                4.63       09/16/2010         1,512,740
      2,500,000 PCCW HKT CAPITAL LIMITED++                                            8.00       11/15/2011         2,700,000
      2,500,000 ROGERS WIRELESS INCORPORATED<<                                        9.63       05/01/2011         2,775,743
      1,500,000 SHAW COMMUNICATIONS INCORPORATION                                     7.25       04/06/2011         1,554,375
      2,000,000 WEATHERFORD INTERNATIONAL LIMITED                                     5.15       03/15/2013         2,084,078
      1,500,000 WESTFIELD CAPITAL CORPORATION LIMITED/ WT FINANCE LIMITED/
                WEA FINANCE LLC++                                                     4.38       11/15/2010         1,512,057
      1,000,000 WOOLWORTHS LIMITED++                                                  5.25       11/15/2011         1,068,908
TOTAL FOREIGN CORPORATE BONDS (COST $20,753,623)                                                                   21,901,122
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
MUNICIPAL BONDS & NOTES: 9.05%
ARIZONA: 1.40%
$     5,000,000 PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
                REVENUE, AMBAC INSURED)                                               7.13%      12/01/2021  $      5,040,700
                                                                                                             ----------------
CALIFORNIA: 2.51%
      2,500,000 ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
                (OTHER REVENUE, MBIA INSURED)##                                       4.09       12/01/2009         2,474,700
      6,690,000 LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
                TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)##               2.61       06/30/2010         6,547,102
                                                                                                                    9,021,802
                                                                                                             ----------------
GEORGIA: 0.15%
        525,000 GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III
                SERIES F (UTILITIES REVENUE)                                          3.07       08/01/2011           534,093
                                                                                                             ----------------
ILLINOIS: 0.37%
      1,475,000 COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
                DISTRICTS, FIRST SECURITY BANK LOC)##                                 4.92       12/01/2011         1,322,146
                                                                                                             ----------------
LOUISIANA: 0.64%
      2,000,000 PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)                             5.50       06/01/2029         2,016,060
        321,760 TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                (OTHER REVENUE LOC)                                                   6.36       05/15/2025           279,439
                                                                                                                    2,295,499
                                                                                                             ----------------
MISSISSIPPI: 0.56%
      2,000,000 MISSISSIPPI BUSINESS FINANCE CORPORATION WASTE MANAGEMENT
                INCORPORATED PROJECT (SOLID WASTE REVENUE)SS                          6.88       03/01/2029         2,028,680
                                                                                                             ----------------
NEW YORK: 0.28%
      1,000,000 BABYLON NY IDAG TAXABLE COVANTA BABYLON SERIES B (IDR)                4.67       01/01/2012         1,001,030
                                                                                                             ----------------
PENNSYLVANIA: 0.92%
      3,565,000 HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
                REVENUE)##                                                            4.80       12/15/2010         3,306,217
                                                                                                             ----------------
PUERTO RICO: 1.34%
      4,500,000 PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A PREREFUNDED
                (OTHER REVENUE)SS                                                     6.10       08/01/2017         4,827,825
                                                                                                             ----------------
TEXAS: 0.88%
      1,175,000 REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE
                REVENUE, ACA INSURED)                                                 5.75       03/01/2012         1,168,185
      2,000,000 TEXAS VETERANS HOUSING ASSISTANCE SERIES A-2 (HOUSING
                REVENUE, DEPFA BANK PLC LOC)+/-ss                                     3.95       12/01/2029         2,000,000
                                                                                                                    3,168,185
                                                                                                             ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $32,456,247)                                                                   32,546,177
                                                                                                             ----------------
US TREASURY SECURITIES: 3.57%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
US TREASURY NOTES: 3.57%
$     5,000,000 US TREASURY NOTE<<                                                    0.88%      12/31/2010  $      5,019,335
         25,000 US TREASURY NOTE                                                      4.88       06/30/2012            27,430
      2,635,000 US TREASURY NOTE<<                                                    3.13       04/30/2013         2,759,132
      2,665,000 US TREASURY NOTE                                                      1.88       02/28/2014         2,628,148
      2,348,120 US TREASURY NOTE - INFLATION PROTECTED<<&                             1.88       07/15/2013         2,388,479
                                                                                                             ----------------
TOTAL US TREASURY SECURITIES (COST $12,645,138)                                                                    12,822,524
                                                                                                             ----------------

     SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 6.62%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.20%
      1,076,105 AIM STIT-LIQUID ASSETS PORTFOLIO                                                                    1,076,105
      1,076,105 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                        1,076,105
      1,076,105 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                          1,076,105
      1,076,105 DWS MONEY MARKET SERIES INSTITUTIONAL                                                               1,076,105
                                                                                                                    4,304,420
                                                                                                             ----------------

   PRINCIPAL
---------------
COLLATERAL INVESTED IN OTHER ASSETS: 5.42%
$       402,181 ABN AMRO BANK NV (CHICAGO)                                            0.26       09/18/2009           402,181
        422,290 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.45       09/08/2009           422,253
        326,092 AMSTEL FUNDING CORPORATION++(p)                                       1.78       09/22/2009           325,754
        271,744 ANTALIS US FUNDING CORPORATION++(p)                                   0.28       09/08/2009           271,729
        163,046 ANTALIS US FUNDING CORPORATION++(p)                                   0.27       09/30/2009           163,011
         95,654 ARABELLA FINANCE LLC++(p)                                             0.40       09/01/2009            95,654
         32,609 ARABELLA FINANCE LLC++(p)                                             0.71       09/04/2009            32,607
        739,143 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $739,148)                  0.22       09/01/2009           739,143
        187,503 BANK OF IRELAND                                                       0.35       09/01/2009           187,503
        228,265 BANK OF IRELAND                                                       0.60       09/04/2009           228,265
        496,747 BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                $496,750)                                                             0.22       09/01/2009           496,747
        432,072 BNP PARIBAS (PARIS)                                                   0.19       09/01/2009           432,072
        380,441 BRYANT BANK FUNDING LLC++(p)                                          0.25       09/02/2009           380,438
         11,957 CALCASIEU PARISH LA+/-ss                                              0.50       12/01/2027            11,957
        336,962 CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                 0.14       11/01/2026           336,962
         34,783 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss           0.45       06/01/2028            34,783
        163,046 CALYON (NEW YORK)                                                     0.40       09/03/2009           163,048
         82,610 CALYON (NEW YORK)                                                     3.33       09/10/2009            82,673
        391,311 CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.30       09/08/2009           391,288
        242,491 CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00       02/25/2008             4,001
         28,832 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.50       10/01/2038            28,832
         54,349 COOK COUNTY IL+/-ss                                                   0.70       11/01/2030            54,349
        491,856 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $491,859)                                                             0.23       09/01/2009           491,856
        980,994 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $981,000)                                                             0.22       09/01/2009           980,994
        445,659 DANSKE BANK A/S COPENHAGEN                                            0.22       09/02/2009           445,659
        184,786 DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    0.80       12/15/2037           184,786
        375,006 DEXIA BANK (GRAND CAYMAN)                                             0.21       09/01/2009           375,006
         40,762 DEXIA DELAWARE LLC                                                    0.26       09/01/2009            40,762
        434,790 EKSPORTFINANS ASA++                                                   0.23       09/14/2009           434,754
        271,744 ERASMUS CAPITAL CORPORATION++(p)                                      0.28       09/10/2009           271,725
        165,807 FAIRWAY FINANCE CORPORATION++(p)                                      0.22       09/16/2009           165,792
        380,441 GDF SUEZ++                                                            0.22       09/21/2009           380,395

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       382,398 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $382,400)                  0.22%      09/01/2009  $        382,398
        163,046 GOTHAM FUNDING CORPORATION++(p)                                       0.23       09/14/2009           163,033
        484,300 GRYPHON FUNDING LIMITED(a)(i)                                         0.00       08/23/2010           149,649
         17,935 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.65       11/01/2042            17,935
         88,045 HOUSTON TX UTILITY SYSTEM+/-ss                                        0.30       05/15/2034            88,045
         31,087 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.35       07/01/2029            31,087
         21,739 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss               0.37       01/01/2018            21,739
        298,918 INTESA SANPAOLO SPA                                                   0.35       09/10/2009           298,928
        119,567 IRISH LIFE & PERMANENT PLC++                                          0.58       09/01/2009           119,567
        108,697 IRISH LIFE & PERMANENT PLC++                                          0.58       09/03/2009           108,694
         65,218 IRISH LIFE & PERMANENT PLC++                                          0.54       09/04/2009            65,216
         65,218 IRISH LIFE & PERMANENT PLC++                                          0.54       09/08/2009            65,212
        980,994 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $981,000)                  0.22       09/01/2009           980,994
         32,609 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                0.37       04/15/2025            32,609
        432,072 KBC BANK NV BRUSSELS                                                  0.22       09/01/2009           432,072
        271,744 KOCH RESOURCES LLC++                                                  0.24       09/02/2009           271,742
        163,046 KOCH RESOURCES LLC++                                                  0.22       09/15/2009           163,032
        271,744 MASSACHUSETTS HEFA+/-ss                                               0.30       10/01/2034           271,744
         43,479 MISSISSIPPI STATE GO+/-ss                                             0.65       11/01/2028            43,479
         31,522 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.14       02/01/2036            31,522
        815,231 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                US TREASURY SECURITIES (MATURITY VALUE $815,236)                      0.20       09/01/2009           815,231
        206,525 NATEXIS BANQUES POPULAIRES                                            0.24       09/01/2009           206,525
        100,545 NATEXIS BANQUES POPULAIRES                                            0.24       09/04/2009           100,543
         46,196 NATIONAL AUSTRALIA BANK+/-++                                          0.69       09/11/2009            46,203
         97,828 NATIXIS++                                                             0.24       09/02/2009            97,827
         21,739 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              1.80       01/01/2018            21,739
         53,207 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.34       01/01/2034            53,207
        434,790 RANGER FUNDING CORPORATION++(p)                                       0.22       09/21/2009           434,737
         15,500 REGENCY MARKETS #1 LLC++(p)                                           0.23       09/15/2009            15,499
        413,050 REGENCY MARKETS #1 LLC++(p)                                           0.25       09/17/2009           413,004
         97,828 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.30       09/03/2009            97,826
         97,828 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.40       09/10/2009            97,818
        271,744 ROYAL BANK OF SCOTLAND CT                                             0.27       09/14/2009           271,744
        380,441 SCALDIS CAPITAL LIMITED++(p)                                          0.31       09/16/2009           380,392
        163,046 SOCIETE GENERALE BANNON LLC                                           0.24       09/15/2009           163,046
        271,744 SOCIETE GENERALE NORTH AMERICA                                        0.24       09/10/2009           271,727
        434,790 SOLITAIRE FUNDING LLC++(p)                                            0.29       09/17/2009           434,734
        326,092 STARBIRD FUNDING CORPORATION++(p)                                     0.20       09/03/2009           326,089
        108,697 STARBIRD FUNDING CORPORATION++(p)                                     0.25       09/03/2009           108,696
        163,046 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.26       09/10/2009           163,036
         32,609 TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.25       09/11/2009            32,607
        434,790 TULIP FUNDING CORPORATION++(p)                                        0.25       09/18/2009           434,738
         71,740 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.16       07/01/2032            71,740
         97,828 UBS AG (STAMFORD CT)                                                  3.41       09/08/2009            97,888
        380,441 UNICREDITO ITALIANO (NEW YORK)                                        0.32       09/08/2009           380,441
         32,609 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.34       12/15/2040            32,609
         43,479 VERSAILLES CDS LLC++(p)                                               0.50       09/01/2009            43,479
         43,479 VERSAILLES CDS LLC++(p)                                               0.50       09/02/2009            43,478
         43,479 VERSAILLES CDS LLC++(p)                                               0.45       09/03/2009            43,478
         21,739 VERSAILLES CDS LLC++(p)                                               0.45       09/04/2009            21,739
        407,287 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.28       05/02/2008           187,352
        408,767 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.25       08/07/2008           188,033
        644,742 VICTORIA FUNDING LLC+/-++####(a)(i)                                   0.35       04/30/2008           296,581
        320,657 WESTPAC SECURITIES NZ LIMITED++                                       0.22       09/14/2009           320,626
                                                                                                                   19,510,088
                                                                                                             ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $24,111,416)                                                         23,814,508
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM BOND FUND

     SHARES                               SECURITY NAME                              YIELD                         VALUE
--------------- ---------------------------------------------------------------- -------------               ----------------
SHORT-TERM INVESTMENTS: 9.30%
     33,161,680 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.22                   $     33,161,680
                                                                                                             ----------------

PRINCIPAL                                                                        INTEREST RATE MATURITY DATE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
US TREASURY BILLS: 0.08%
$       300,000  US TREASURY BILL###                                                  0.20      09/24/2009            299,966
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $33,461,643)                                                                    33,461,646
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $394,345,743)*                                                     105.90%                             $    380,979,785
OTHER ASSETS AND LIABILITIES, NET                                         (5.90)                                  (21,234,625)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    359,745,160
                                                                         ------                              ----------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLAR.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,161,680.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $394,466,235 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  9,907,172
GROSS UNREALIZED DEPRECIATION                 (23,393,622)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(13,486,450)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.06%
$       230,993 SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS
                B2+/-                                                                 3.13%      04/25/2024  $        191,203
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $223,911)                                                             191,203
                                                                                                             ----------------

CORPORATE BONDS & NOTES: 61.76%
APPAREL & ACCESSORY STORES: 1.58%
      1,000,000 MACY'S RETAIL HOLDINGS INCORPORATED                                   8.50       06/01/2010         1,009,204
      2,000,000 PHILLIPS VAN HEUSEN                                                   8.13       05/01/2013         2,045,000
      2,000,000 WARNACO INCORPORATED                                                  8.88       06/15/2013         2,060,000
                                                                                                                    5,114,204
                                                                                                             ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.23%
      2,000,000 DR HORTON INCORPORATED                                                5.38       06/15/2012         1,930,000
      2,000,000 TOLL BROTHERS FINANCE CORPORATION                                     6.88       11/15/2012         2,031,344
                                                                                                                    3,961,344
                                                                                                             ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.75%
      2,500,000 SUBURBAN PROPANE PARTNERS                                             6.88       12/15/2013         2,425,000
                                                                                                             ----------------

BUSINESS SERVICES: 2.76%
      3,500,000 FTI CONSULTING INCORPORATED                                           7.63       06/15/2013         3,430,000
      2,500,000 IRON MOUNTAIN INCORPORATED                                            8.63       04/01/2013         2,500,000
      3,000,000 IRON MOUNTAIN INCORPORATED                                            7.75       01/15/2015         2,992,500
                                                                                                                    8,922,500
                                                                                                             ----------------

CASINO & GAMING: 0.30%
      1,000,000 TURNING STONE CASINO RESORT ENTERPRISE++                              9.13       12/15/2010           970,000
                                                                                                             ----------------

CHEMICALS & ALLIED PRODUCTS: 1.53%
      4,500,000 CHURCH & DWIGHT COMPANIES INCORPORATED<<                              6.00       12/15/2012         4,556,250
        400,000 NALCO COMPANY<<                                                       7.75       11/15/2011           400,000
                                                                                                                    4,956,250
                                                                                                             ---------------

COAL MINING: 2.72%
      3,500,000 ARCH WESTERN FINANCE LLC<<                                            6.75       07/01/2013         3,342,500
      2,510,000 CONSOL ENERGY INCORPORATED                                            7.88       03/01/2012         2,447,250
      3,000,000 PEABODY ENERGY CORPORATION                                            6.88       03/15/2013         3,000,000
                                                                                                                    8,789,750
                                                                                                             ----------------

COMMUNICATIONS: 11.64%
      4,000,000 AMERICAN TOWER CORPORATION                                            7.13       10/15/2012         4,045,000
      3,000,000 CINCINNATI BELL INCORPORATED                                          7.25       07/15/2013         2,910,000
      4,250,000 CITIZENS COMMUNICATIONS COMPANY                                       6.25       01/15/2013         4,010,938
      4,000,000 CSC HOLDINGS INCORPORATED SERIES B                                    7.63       04/01/2011         4,050,000
      1,000,000 DIRECTV HOLDINGS/FINANCE                                              8.38       03/15/2013         1,025,000
      3,000,000 ECHOSTAR DBS CORPORATION                                              6.38       10/01/2011         3,003,750
      3,000,000 L3 COMMUNICATIONS CORPORATION                                         7.63       06/15/2012         3,037,500
      1,000,000 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                       7.25       02/15/2011           992,500
      2,500,000 QWEST CORPORATION                                                     7.88       09/01/2011         2,550,000
      3,500,000 SPRINT CAPITAL CORPORATION                                            7.63       01/30/2011         3,504,375
      2,500,000 TIME WARNER CABLE INCORPORATED                                        7.50       04/01/2014         2,869,363
      2,500,000 VIACOM INCORPORATED                                                   5.75       04/30/2011         2,646,610
      3,000,000 WINDSTREAM CORPORATION                                                8.13       08/01/2013         3,000,000
                                                                                                                   37,645,036
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
ELECTRIC, GAS & SANITARY SERVICES: 6.93%
$       764,000 AES CORPORATION++                                                     8.75%      05/15/2013  $        775,460
      3,000,000 ALLIED WASTE NORTH AMERICA INCORPORATED                               6.13       02/15/2014         3,082,500
        454,000 CLEAN HARBORS INCORPORATED                                           11.25       07/15/2012           467,053
      3,000,000 EL PASO CORPORATION                                                   7.00       05/15/2011         3,007,158
      2,500,000 IPALCO ENTERPRISES INCORPORATED                                       8.63       11/14/2011         2,550,000
      2,500,000 MIRANT AMERICAS GENERATION LLC<<                                      8.30       05/01/2011         2,512,500
      2,000,000 NRG ENERGY INCORPORATED                                               7.25       02/01/2014         1,945,000
      2,000,000 ORION POWER HOLDINGS INCORPORATED                                    12.00       05/01/2010         2,065,000
        997,807 SALTON SEA FUNDING CORPORATION SERIES C                               7.84       05/30/2010           993,077
      2,000,000 TESORO CORPORATION                                                    6.25       11/01/2012         1,910,000
      3,000,000 WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION            7.50       06/15/2011         3,109,002
                                                                                                                   22,416,750
                                                                                                             ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
   0.30%
      1,000,000 L-3 COMMUNICATIONS CORPORATION                                        6.13       07/15/2013           970,000
                                                                                                             ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 3.38%
      4,000,000 BALL CORPORATION                                                      6.88       12/15/2012         4,010,000
      4,000,000 CROWN AMERICAS LLC/CROWN AMERICAS CAPITAL CORPORATION                 7.63       11/15/2013         3,980,000
      3,000,000 SILGAN HOLDINGS INCORPORATED<<                                        6.75       11/15/2013         2,940,000
                                                                                                                   10,930,000
                                                                                                             ----------------

FOOD & KINDRED PRODUCTS: 1.87%
      3,000,000 B&G FOODS HOLDING CORPORATION                                         8.00       10/01/2011         3,000,000
      3,000,000 CONSTELLATION BRANDS INCORPORATED                                     8.38       12/15/2014         3,052,500
                                                                                                                    6,052,500
                                                                                                             ----------------

GENERAL MERCHANDISE STORES: 2.07%
      2,000,000 FEDERATED DEPARTMENT STORES                                           6.63       04/01/2011         1,992,848
      2,000,000 JC PENNEY CORPORATION                                                 9.00       08/01/2012         2,140,000
      2,500,000 JCPENNEY COMPANY INCORPORATED                                         8.00       03/01/2010         2,550,250
                                                                                                                    6,683,098
                                                                                                             ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.93%
      3,000,000 STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                      7.88       05/01/2012         3,015,000
                                                                                                             ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.42%
      2,000,000 BRIGGS & STRATTON CORPORATION                                         8.88       03/15/2011         2,050,000
      2,500,000 GAMESTOP CORPORATION<<                                                8.00       10/01/2012         2,531,250
                                                                                                                    4,581,250
                                                                                                             ----------------

JUSTICE, PUBLIC ORDER & SAFETY: 1.21%
      4,000,000 CORRECTIONS CORPORATION OF AMERICA                                    6.25       03/15/2013         3,910,000
                                                                                                             ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
   GOODS: 2.97%
      3,000,000 BIO-RAD LABORATORIES INCORPORATED                                     7.50       08/15/2013         3,000,000
      3,000,000 BOSTON SCIENTIFIC CORPORATION                                         6.00       06/15/2011         3,063,750
      3,500,000 FRESENIUS MEDICAL CARE CAPITAL TRUST IV                               7.88       06/15/2011         3,543,750
                                                                                                                    9,607,500
                                                                                                             ----------------

MEMBERSHIP ORGANIZATIONS: 0.43%
      1,500,000 OMNICARE INCORPORATED                                                 6.13       06/01/2013         1,395,000
                                                                                                             ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.43%
      1,460,000 ESTERLINE TECHNOLOGIES CORPORATION                                    7.75       06/15/2013         1,401,600
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
MISCELLANEOUS RETAIL: 0.72%
$     2,304,256 CVS CAREMARK CORPORATION++                                            7.77%      01/10/2012  $      2,329,833
                                                                                                             ----------------

MOTION PICTURES: 0.90%
      2,500,000 HISTORIC TW INCORPORATED                                              9.13       01/15/2013         2,911,630
                                                                                                             ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.93%
      3,000,000 KINDER MORGAN FINANCE COMPANY ULC                                     5.35       01/05/2011         3,007,500
                                                                                                             ----------------

OIL & GAS EXTRACTION: 4.40%
      3,000,000 CHESAPEAKE ENERGY CORPORATION                                         7.63       07/15/2013         2,940,000
      3,250,000 FOREST OIL CORPORATION                                                8.00       12/15/2011         3,306,875
      2,000,000 KCS ENERGY INCORPORATED                                               7.13       04/01/2012         1,970,000
      3,000,000 NEWFIELD EXPLORATION COMPANY                                          7.63       03/01/2011         3,030,000
      3,000,000 RANGE RESOURCES CORPORATION<<                                         7.38       07/15/2013         2,970,000
                                                                                                                   14,216,875
                                                                                                             ----------------

PAPER & ALLIED PRODUCTS: 1.95%
      3,000,000 MEADWESTVACO CORPORATION                                              6.85       04/01/2012         3,209,589
      3,000,000 ROCK-TENN COMPANY                                                     8.20       08/15/2011         3,090,000
                                                                                                                    6,299,589
                                                                                                             ----------------

PERSONAL SERVICES: 2.82%
      3,000,000 DAVITA INCORPORATED                                                   6.63       03/15/2013         2,910,000
      2,500,000 RAINBOW NATIONAL SERVICES LLC++                                       8.75       09/01/2012         2,525,000
      3,740,000 SERVICES CORPORATE INTERNATIONAL<<                                    7.38       10/01/2014         3,665,200
                                                                                                                    9,100,200
                                                                                                             ----------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.07%
      1,000,000 FERRELLGAS PARTNERS LP                                                8.75       06/15/2012           985,000
      2,500,000 FRONTIER OIL CORPORATION                                              6.63       10/01/2011         2,487,500
                                                                                                                    3,472,500
                                                                                                             ----------------

PIPELINES: 0.82%
      2,500,000 WILLIAMS COMPANIES INCORPORATED                                       7.13       09/01/2011         2,639,483
                                                                                                             ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.78%
      2,500,000 VISANT CORPORATION                                                    7.63       10/01/2012         2,512,500
                                                                                                             ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.65%
      2,000,000 HEALTH CARE REIT INCORPORATED                                         8.00       09/12/2012         2,112,986
                                                                                                             ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.16%
        500,000 GOODYEAR TIRE & RUBBER COMPANY+/-                                     6.32       12/01/2009           498,125
                                                                                                             ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.09%
      3,500,000 OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                           8.25       05/15/2013         3,535,000
                                                                                                             ----------------

TEXTILE MILL PRODUCTS: 0.31%
      1,000,000 MOHAWK INDUSTRIES INCORPORATED SERIES D                               7.20       04/15/2012         1,006,513
                                                                                                             ----------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.71%
      2,250,000 NEW ALBERTSONS INCORPORATED                                           7.50       02/15/2011         2,283,753
                                                                                                             ----------------
TOTAL CORPORATE BONDS & NOTES (COST $196,920,556)                                                                 199,673,269
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
FOREIGN CORPORATE BONDS: 3.64%
$     2,000,000 INTELSAT SUBSIDIARY HOLDING COMPANY LIMITED++                         8.50%       01/15/2013 $      2,015,000
      1,280,000 ROGERS WIRELESS INCORPORATED                                          8.00        12/15/2012        1,326,400
      3,000,000 SEAGATE TECHNOLOGY HDD HOLDINGS                                       6.38        10/01/2011        2,955,000
      2,500,000 SHAW COMMUNICATIONS INCORPORATED                                      7.20        12/15/2011        2,615,625
      3,000,000 VIDEOTRON LIMITED                                                     6.88        01/15/2014        2,868,750
TOTAL FOREIGN CORPORATE BONDS@ (COST $11,620,396)                                                                  11,780,775
                                                                                                             ----------------

FOREIGN GOVERNMENT BONDS: 1.51%
      3,500,000 CELESTICA INCORPORATED<<                                              7.88        07/01/2011        3,526,250
        875,000 INMARSAT FINANCE PLC                                                  7.63        06/30/2012          866,250
        500,000 INTELSAT SUBSIDIARY HOLDING COMPANY LTD SERIES *                      8.50        01/15/2013          503,750
TOTAL FOREIGN GOVERNMENT BONDS (COST $4,887,408)                                                                    4,896,250
                                                                                                             ----------------

MUNICIPAL BONDS & NOTES: 0.54%
NEVADA: 0.46%
      1,500,000 CLARK COUNTY NV NEVADA POWER COMPANY PROJECT SERIES D (IDR, ACA
                   INSURED)                                                           5.30        10/01/2011        1,480,410
                                                                                                             ----------------

TEXAS: 0.08%
        280,000 TEXAS STATE PFA COSMOS FOUNDATION SERIES B (TAX INCREMENTAL REVENUE)  6.75        02/15/2010          279,502
                                                                                                             ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $1,728,666)                                                                     1,759,912
                                                                                                             ----------------

TERM LOANS: 25.44%
      2,086,362 AFFILIATED COMPUTER SERVICES TERM LOAN                                2.26        03/20/2013        2,040,733
      1,000,000 ALLIANCE IMAGING INCORPORATED TERM LOAN                               3.18        12/29/2011          966,880
      1,481,165 AMC ENTERTAINMENT HOLDINGS INCORPORATED TERM LOAN                     1.76        01/26/2013        1,406,485
      2,885,925 AMERISTAR CASINOS INCORPORATED TERM LOAN                              3.76        11/10/2012        2,831,813
      1,470,133 ARAMARK CORPORATION TERM LOAN B                                       2.84        01/26/2014        1,377,323
         29,867 ARAMARK CORPORATION TERM LOAN C                                       2.34        01/26/2014           27,982
      1,694,471 ARBY'S RESTAURANT GROUP TERM LOAN                                     7.25        07/25/2012        1,698,707
      3,773,806 ASHLAND INCORPORATED TERM LOAN                                        7.65        05/20/2014        3,783,241
      1,515,252 BALDOR ELECTRIC COMPANY TERM LOAN                                     5.25        01/31/2014        1,510,706
      2,492,405 BIOMET INCORPORATED TERM LOAN                                         3.58        03/25/2015        2,401,706
      1,500,000 CENTENNIAL CELLULAR OPERATION TERM LOAN                               2.57        02/09/2011        1,487,820
      2,992,308 CINEMARK USA INCORPORATED TERM LOAN                                   2.17        10/05/2013        2,874,201
        143,988 COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                       2.51        07/25/2014          134,208
      2,819,930 COMMUNITY HEALTH SYSTEMS INCORPORATED TERM LOAN                       2.61        07/25/2014        2,627,977
      1,337,941 DAVITA INCORPORATED TERM LOAN B1                                      2.17        10/05/2012        1,283,420
      2,489,815 DEAN FOODS CORPORATION TERM LOAN                                      1.97        04/02/2014        2,377,774
      2,096,625 DEL MONTE CORPORATION TERM LOAN                                       1.90        02/08/2012        2,077,629
            317 DEX MEDIA WEST LLC TERM LOAN B                                        6.85        09/10/2010              259
      2,431,918 DIRECTV GROUP INCORPORATED TERM LOAN                                  1.76        04/08/2013        2,378,732
      2,197,257 DOLLAR GENERAL CORPORATION TERM LOAN                                  3.13        07/06/2014        2,139,315
      1,485,342 DOMTAR CORPORATION TERM LOAN                                          1.65        03/07/2014        1,410,332
      1,994,756 EDUCATION MANAGEMENT LLC TERM LOAN                                    2.38        06/01/2013        1,910,697
      2,235,926 GEORGIA-PACIFIC CORPORATION                                           3.81        12/23/2014        2,220,051
        754,301 GEORGIA-PACIFIC CORPORATION 1ST LIEN TERM LOAN B                      2.61        12/20/2012          728,571
        582,366 GP TERM LOAN                                                          2.37        12/22/2012          562,502
      3,847,461 HCA INCORPORATED TERM LOAN                                            2.85        11/18/2013        3,620,306
      1,000,000 IOWA TELECOMMUNICATIONS TERM LOAN                                     2.31        11/23/2011          953,750
      2,226,966 JARDEN CORPORATION TERM LOAN                                          3.10        01/24/2012        2,196,680
        226,876 JOHNSONDIVERSEY INCORPORATED TERM LOAN                                2.84        12/16/2010          221,488
        762,944 JOHNSONDIVERSEY INCORPORATED TERM LOAN                                2.48        12/16/2011          744,824
        211,532 JOHNSONDIVERSEY INCORPORATED TERM LOAN                                2.48        12/16/2011          206,508
      2,389,447 LIFE TECHNOLOGIES CORPORATION TERM LOAN                               5.25        11/21/2015        2,413,342
      1,491,439 LIFEPOINT INCORPORATED TERM LOAN B                                    2.02        04/15/2012        1,449,679
      1,741,049 METROPCS WIRELESS INCORPORATED TERM LOAN                              2.68        11/03/2013        1,638,396

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
TERM LOANS (continued)
$       677,071 MIRANT NORTH AMERICA LLC TERM LOAN                                    2.06%       01/03/2013 $        649,426
      3,000,000 NALCO COMPANY TERM LOAN                                               6.50        05/06/2016        3,052,500
        323,883 NALCO COMPANY TERM LOAN B                                             2.06        11/01/2010          322,532
      2,364,351 NRG ENERGY INCORPORATED TERM LOAN B1                                  2.07        02/01/2013        2,231,120
      2,185,554 PENN NATIONAL GAMING TERM LOAN                                        2.03        10/03/2012        2,124,664
        993,427 PSYCHIATRIC SOLUTIONS INCORPORATED TERM LOAN                          2.05        07/31/2012          950,382
        995,000 ROCKWOOD SPECIALTIES GROUP TERM LOAN                                  6.00        07/30/2012          996,662
        337,854 SEMINOLE TRIBE OF FL TERM LOAN B-1 DELAY DRAW TERM LOAN               2.13        03/05/2014          322,650
      1,405,570 SEMINOLE TRIBE OF FL TERM LOAN B-2 DELAY DRAW TERM LOAN               2.13        03/05/2014        1,342,319
      1,204,191 SEMINOLE TRIBE OF FL TERM LOAN B-3 DELAY DRAW TERM LOAN               2.13        03/05/2014        1,150,002
      2,497,442 SUNGARD DATA SYSTEMS INCORPORATED TERM LOAN                           2.03        02/28/2014        2,338,580
      1,890,210 SUPERVALU INCORPORATED TERM LOAN                                      1.51        06/02/2012        1,824,639
      1,989,637 THE WILLIAM CARTER COMPANY TERM LOAN                                  1.79        07/14/2012        1,929,948
      3,485,973 TIME WARNER TELECOM HOLDINGS TERM LOAN                                2.02        01/07/2013        3,393,559
      3,000,000 TRANSDIGM INCORPORATED TERM LOAN                                      2.40        06/23/2013        2,917,500
      1,018,620 VISANT CORPORATION TERM LOAN                                          2.64        01/21/2011          990,608
TOTAL TERM LOANS (COST $79,176,231)                                                                                82,241,128
                                                                                                             ----------------

    SHARES                                SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
COLLATERAL FOR SECURITIES LENDING: 2.96%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.53%
        424,930 AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      424,930
        424,930 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          424,930
        424,930 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                            424,930
        424,930 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 424,930

                                                                                                                    1,699,720
                                                                                                             ----------------

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS: 2.43%
        165,250 ABN AMRO BANK NV (CHICAGO)                                            0.26        09/18/2009          165,250
        183,841 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                       0.45        09/08/2009          183,825
         88,527 ANTALIS US FUNDING CORPORATION++(p)                                   0.28        09/08/2009           88,522
         88,527 ANTALIS US FUNDING CORPORATION++(p)                                   0.27        09/30/2009           88,508
         41,313 ARABELLA FINANCE LLC++(p)                                             0.40        09/01/2009           41,313
         17,705 ARABELLA FINANCE LLC++(p)                                             0.71        09/04/2009           17,704
        360,010 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $360,012)                  0.22        09/01/2009          360,010
         91,478 BANK OF IRELAND                                                       0.35        09/01/2009           91,478
         82,625 BANK OF IRELAND                                                       0.60        09/04/2009           82,625
        236,662 BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                $236,663)                                                             0.22        09/01/2009          236,662
        181,480 BNP PARIBAS (PARIS)                                                   0.19        09/01/2009          181,480
        147,545 BRYANT BANK FUNDING LLC++(p)                                          0.25        09/02/2009          147,544
         23,607 CALCASIEU PARISH LA+/-ss                                              0.50        12/01/2027           23,607
         32,460 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss           0.45        06/01/2028           32,460
         59,018 CALYON (NEW YORK)                                                     0.40        09/03/2009           59,019
         47,214 CALYON (NEW YORK)                                                     3.33        09/10/2009           47,250
        259,679 CANCARA ASSET SECURITIZATION LIMITED++(p)                             0.30        09/08/2009          259,664
         55,452 CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00        02/25/2008              915
         42,692 CHEYNE FINANCE LLC+/-++####(a)(i)                                     0.00        05/19/2008              704
         15,625 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                             0.50        10/01/2038           15,625
         47,214 COOK COUNTY IL+/-ss                                                   0.70        11/01/2030           47,214
        240,498 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $240,500)                                                             0.23        09/01/2009          240,498
        480,997 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $481,000)                                                             0.22        09/01/2009          480,997

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        65,510 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                $65,510)                                                              0.19%       09/01/2009 $         65,510
        184,431 DANSKE BANK A/S COPENHAGEN                                            0.22        09/02/2009          184,431
        106,232 DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                    0.80        12/15/2037          106,232
          2,951 DEXIA BANK (GRAND CAYMAN)                                             0.21        09/01/2009            2,951
        171,152 DEXIA DELAWARE LLC                                                    0.26        09/01/2009          171,152
        177,054 EKSPORTFINANS ASA++                                                   0.23        09/14/2009          177,039
        165,250 ERASMUS CAPITAL CORPORATION++(p)                                      0.28        09/10/2009          165,239
        181,953 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $181,954)                  0.22        09/01/2009          181,953
         84,986 GOTHAM FUNDING CORPORATION++(p)                                       0.23        09/14/2009           84,979
        196,077 GRYPHON FUNDING LIMITED(a)(i)                                         0.00        08/23/2010           60,588
          9,738 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 0.65        11/01/2042            9,738
         88,527 HOUSTON TX UTILITY SYSTEM+/-ss                                        0.30        05/15/2034           88,527
         29,509 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss               0.35        07/01/2029           29,509
         11,804 INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    0.37        01/01/2018           11,804
        109,183 INTESA SANPAOLO SPA                                                   0.35        09/10/2009          109,187
         23,607 IRISH LIFE & PERMANENT PLC++                                          0.58        09/01/2009           23,607
         29,509 IRISH LIFE & PERMANENT PLC++                                          0.58        09/03/2009           29,508
         41,313 IRISH LIFE & PERMANENT PLC++                                          0.54        09/04/2009           41,311
         29,509 IRISH LIFE & PERMANENT PLC++                                          0.54        09/08/2009           29,506
        480,997 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $481,000)                  0.22        09/01/2009          480,997
         17,705 KANSAS CITY MO SPL GO+/-ss                                            0.37        04/15/2025           17,705
        181,480 KBC BANK NV BRUSSELS                                                  0.22        09/01/2009          181,480
        147,545 KOCH RESOURCES LLC++                                                  0.24        09/02/2009          147,544
         29,509 KOCH RESOURCES LLC++                                                  0.22        09/15/2009           29,506
         62,063 MARKET STREET FUNDING LLC++(p)                                        0.22        09/22/2009           62,055
        196,235 MASSACHUSETTS HEFA+/-ss                                               0.30        10/01/2034          196,235
         25,378 MISSISSIPPI STATE GO+/-ss                                             0.65        11/01/2028           25,378
         22,427 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                             0.14        02/01/2036           22,427
        454,439 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                TREASURY SECURITIES (MATURITY VALUE $454,442)                         0.20        09/01/2009          454,439
         23,607 NATEXIS BANQUES POPULAIRES                                            0.24        09/01/2009           23,607
         61,969 NATEXIS BANQUES POPULAIRES                                            0.24        09/04/2009           61,968
         88,527 NATIXIS++                                                             0.24        09/02/2009           88,526
         11,804 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              1.80        01/01/2018           11,804
         37,535 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                              0.34        01/01/2034           37,535
         13,716 RANGER FUNDING CORPORATION++(p)                                       0.22        09/21/2009           13,714
          6,344 REGENCY MARKETS #1 LLC++(p)                                           0.23        09/15/2009            6,344
         99,304 REGENCY MARKETS #1 LLC++(p)                                           0.25        09/17/2009           99,293
         51,051 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.30        09/03/2009           51,050
         17,115 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                0.40        09/10/2009           17,114
        147,545 ROYAL BANK OF SCOTLAND CT                                             0.27        09/14/2009          147,545
        144,594 SOCIETE GENERALE BANNON LLC                                           0.24        09/15/2009          144,594
         36,591 STARBIRD FUNDING CORPORATION++(p)                                     0.20        09/03/2009           36,591
         90,215 STARBIRD FUNDING CORPORATION++(p)                                     0.25        09/03/2009           90,214
        136,184 SURREY FUNDING CORPORATION++(p)                                       0.24        09/23/2009          136,164
         88,846 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)               0.26        09/10/2009           88,840
         23,619 TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.25        09/11/2009           23,617
         38,362 TICONDEROGA MASTER FUNDING LIMITED++(p)                               0.23        09/24/2009           38,356
        162,300 TULIP FUNDING CORPORATION++(p)                                        0.23        09/25/2009          162,275
         53,116 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                     0.16        07/01/2032           53,116
         17,705 UBS AG (STAMFORD CT)                                                  3.46        09/03/2009           17,709
         17,705 UBS AG (STAMFORD CT)                                                  3.41        09/08/2009           17,716
        206,563 UNICREDITO ITALIANO (NEW YORK)                                        0.32        09/08/2009          206,563
         17,705 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                     0.34        12/15/2040           17,705
         23,607 VERSAILLES CDS LLC++(p)                                               0.50        09/01/2009           23,607
         17,705 VERSAILLES CDS LLC++(p)                                               0.50        09/02/2009           17,705
         17,705 VERSAILLES CDS LLC++(p)                                               0.45        09/03/2009           17,705
         11,804 VERSAILLES CDS LLC++(p)                                               0.45        09/04/2009           11,803
         81,310 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.36        02/15/2008           37,403
         50,100 VICTORIA FINANCE LLC+/-++####(a)(i)                                   0.35        04/30/2008           23,046

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        70,579 VICTORIA FINANCE LLC+/-++####(a)(i)                                    0.22%      07/28/2008 $         32,466
         40,985 VICTORIA FINANCE LLC+/-++####(a)(i)                                    0.25       08/07/2008           18,855
                                                                                                                    7,857,961
                                                                                                             ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,650,944)                                                           9,557,681
                                                                                                             ----------------

     SHARES                               SECURITY NAME                                                            VALUE
--------------- ----------------------------------------------------------------                             ----------------
SHORT-TERM INVESTMENTS: 9.52%
     30,780,528 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                       30,780,528
TOTAL SHORT-TERM INVESTMENTS (COST $30,780,528)                                                                    30,780,528
                                                                                                             ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $334,988,640)*                                                     105.43%                             $    340,880,746
OTHER ASSETS AND LIABILITIES, NET                                         (5.43)                                  (17,571,667)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    323,309,079
                                                                         ------                              ----------------

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,780,528.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN LOCAL CURRENCY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $335,018,651 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $ 6,900,137
GROSS UNREALIZED DEPRECIATION                 (1,308,042)
                                             -----------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 5,862,095

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
AGENCY SECURITIES: 4.12%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.34%
$        30,850 FHLMC #1B0128+/-                                                        5.28%    09/01/2031  $         31,612
        197,577 FHLMC #555243                                                           9.00     11/01/2016           217,565
        512,336 FHLMC #555427                                                           9.50     09/01/2020           586,320
        157,799 FHLMC #555490                                                           9.50     12/01/2016           170,965
        176,420 FHLMC #555514                                                           9.00     10/01/2019           198,006
      1,662,358 FHLMC #555519                                                           9.00     12/01/2016         1,842,920
         16,015 FHLMC #786823+/-                                                        3.48     07/01/2029            16,277
        132,876 FHLMC #788792+/-                                                        4.07     01/01/2029           135,680
        238,731 FHLMC #789272+/-                                                        3.50     04/01/2032           243,807
         17,359 FHLMC #789483+/-                                                        3.23     06/01/2032            17,552
         95,825 FHLMC #846990+/-                                                        3.94     10/01/2031            98,441
        480,163 FHLMC #884013                                                          10.50     05/01/2020           547,643
        397,382 FHLMC #A01734                                                           9.00     08/01/2018           440,709
         79,378 FHLMC #A01849                                                           9.50     05/01/2020            90,528
      1,125,082 FHLMC #C64637                                                           7.00     06/01/2031         1,236,242
      1,030,459 FHLMC #G01126                                                           9.50     12/01/2022         1,154,410
         80,203 FHLMC #G10747                                                           7.50     10/01/2012            84,711
         54,706 FHLMC #G11150                                                           7.50     12/01/2011            57,212
        109,139 FHLMC #G11200                                                           8.00     01/01/2012           114,875
         28,694 FHLMC #G11209                                                           7.50     12/01/2011            30,053
         97,916 FHLMC #G11229                                                           8.00     01/01/2013            99,111
        249,813 FHLMC #G11391                                                           7.50     06/01/2012           263,493
        207,296 FHLMC #G80118                                                          10.00     11/17/2021           234,443
                                                                                                                    7,912,575
                                                                                                             ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.98%
        412,811 FNMA #100001                                                            9.00     02/15/2020           467,430
        167,622 FNMA #100255                                                            8.33     07/15/2020           188,807
        329,301 FNMA #100256                                                            9.00     10/15/2021           370,112
            909 FNMA #100259                                                            7.50     12/15/2009               915
         17,406 FNMA #149167                                                           10.50     08/01/2020            20,028
         80,284 FNMA #190722                                                            9.50     03/01/2021            90,428
        420,591 FNMA #190909                                                            9.00     06/01/2024           470,957
        450,063 FNMA #252870                                                            7.00     11/01/2014           482,056
        333,840 FNMA #310010                                                            9.50     12/01/2020           377,188
      1,074,332 FNMA #323534                                                            9.00     12/01/2016         1,192,961
        152,152 FNMA #340181                                                            7.00     12/01/2010           154,432
        280,388 FNMA #344890                                                           10.25     09/01/2021           317,352
         55,275 FNMA #365418+/-                                                         4.61     01/01/2023            55,406
          1,213 FNMA #379046                                                            9.50     03/01/2010             1,224
         74,079 FNMA #392647                                                            9.00     10/01/2013            79,684
        160,222 FNMA #458004                                                           10.00     03/20/2018           175,436
        180,097 FNMA #523850                                                           10.50     10/01/2014           210,784
        564,123 FNMA #535807                                                           10.50     04/01/2022           647,933
        794,976 FNMA #545117+/-                                                         3.93     12/01/2040           802,229
        188,313 FNMA #545131                                                            8.00     03/01/2013           198,708
         37,606 FNMA #545157                                                            8.50     11/01/2012            40,235
        969,605 FNMA #545325                                                            8.50     07/01/2017         1,059,251
        289,737 FNMA #545460+/-                                                         5.04     11/01/2031           294,872
      2,342,138 FNMA #598559                                                            6.50     08/01/2031         2,567,473
         98,833 FNMA #604060+/-                                                         5.15     09/01/2031           100,470
        187,342 FNMA #604689+/-                                                         3.61     10/01/2031           189,918
        119,704 FNMA #635070+/-                                                         3.20     05/01/2032           122,328
        230,361 FNMA #646643+/-                                                         3.24     06/01/2032           233,034
        242,240 FNMA #660508                                                            7.00     05/01/2013           251,498
         16,199 FNMA #675491+/-                                                         5.35     04/01/2033            16,889
        408,400 FNMA #724657+/-                                                         5.47     07/01/2033           426,706

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$         9,734 FNMA #8243                                                             10.00%    01/01/2010  $          9,900
                                                                                                                   11,616,644
                                                                                                             ----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.80%
        115,581 GNMA #780253                                                            9.50     11/15/2017           127,544
        403,331 GNMA #780267                                                            9.00     11/15/2017           444,278
        334,618 GNMA #780664                                                           10.00     10/20/2017           370,937
        297,637 GNMA #781310                                                            8.00     01/15/2013           299,444
        288,067 GNMA #781311                                                            7.50     02/15/2013           290,525
        842,935 GNMA #781540<<                                                          7.00     05/15/2013           890,822
      2,058,783 GNMA #781614<<                                                          7.00     06/15/2033         2,288,086
                                                                                                                    4,711,636
                                                                                                             ----------------
TOTAL AGENCY SECURITIES (COST $22,600,874)                                                                         24,240,855
                                                                                                             ----------------
ASSET BACKED SECURITIES: 9.69%
      4,750,000 AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                0.47     09/15/2011         4,731,523
      3,400,000 CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-         0.97     12/15/2011         3,397,042
      4,582,366 CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                2003-5 CLASS 2M1+/-                                                     1.17     05/25/2033         1,257,970
      3,400,000 CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                         0.53     01/15/2015         3,328,396
      7,085,921 CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
                A(c)(i)                                                                 7.23     07/16/2028             2,214
      2,041,348 COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
                A1A+/-(i)                                                               0.38     11/25/2036         1,479,109
      2,069,665 DAIMLER AUTO TRUST SERIES 2008-B CLASS A2A                              3.81     07/08/2011         2,091,167
     23,947,514 EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(c) (i)                0.83     09/29/2031           419,082
     39,559,917 EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(c) (i)                 0.83     09/29/2031           692,299
      3,500,000 FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-               1.02     11/15/2012         3,491,066
     10,183,958 HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                       1.81     02/25/2034         4,912,959
      7,848,846 HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                       1.24     03/25/2034         4,977,360
      8,132,910 MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-               1.29     10/25/2033         5,640,108
         23,905 MSCC HELOC TRUST SERIES 2007-1 CLASS A+/-                               0.39     12/25/2031             9,570
        249,076 RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                CLASS AII+/-                                                            0.74     03/25/2032           188,488
      6,170,084 STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
                M1+/-                                                                   1.39     10/25/2033         3,189,174
      8,471,946 STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
                M1+/-                                                                   1.69     04/25/2033         4,948,738
      6,000,000 WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++           0.77     01/23/2011         5,880,000
      7,200,000 WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++           0.83     06/23/2012         6,336,000
TOTAL ASSET BACKED SECURITIES (COST $89,044,843)                                                                   56,972,265
                                                                                                             ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 16.76%
      8,520,697 AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                          1.29     10/25/2033         5,608,257
      2,445,445 BANK OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2          5.50     10/25/2034         2,392,709
     37,285,294 BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                2001-PB1 CLASS XP+/-++(c) (i)                                           1.78     05/11/2035           437,151
         13,662 BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-          4.37     10/20/2032            13,029
     10,616,802 CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                  1.24     03/25/2034         6,643,759
      2,351,612 CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-          5.24     12/25/2035         2,052,256
        241,892 CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS
                A+/-                                                                    3.95     03/25/2022           196,660
        278,515 COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z              8.00     09/20/2021           278,413
        771,429 COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                2001-HYB1 CLASS 1A1+/-                                                  3.67     06/19/2031           754,862
        455,114 COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                2001-HYB1 CLASS 2A1+/-                                                  3.56     06/19/2031           440,500
        394,014 COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
                2004-20 CLASS 3A1+/-                                                    2.53     09/25/2034           254,883
        337,096 DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(i)         3.96     01/25/2022           337,096
        105,328 DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-           4.17     02/20/2021           105,229
      1,263,240 EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                1.04     09/25/2033           999,595
      1,602,316 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6           9.50     02/25/2042         1,767,555
      1,018,393 FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                              9.50     06/25/2030         1,126,279

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     2,853,551 FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                             9.50%    12/25/2041  $      3,155,850
      2,339,392 FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                             9.50     08/25/2041         2,587,222
      5,540,995 FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                           5.60     07/25/2041         5,797,569
      3,280,964 FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                              9.50     11/25/2031         3,759,782
        205,349 FNMA SERIES 1988-4 CLASS Z                                              9.25     03/25/2018           229,967
        242,366 FNMA SERIES 1988-5 CLASS Z                                              9.20     03/25/2018           257,892
        101,778 FNMA SERIES 1988-9 CLASS Z                                              9.45     04/25/2018           110,881
        492,546 FNMA SERIES 1989-30 CLASS Z                                             9.50     06/25/2019           551,579
        105,033 FNMA SERIES 1989-49 CLASS E                                             9.30     08/25/2019           116,258
         97,500 FNMA SERIES 1990-111 CLASS Z                                            8.75     09/25/2020           106,069
        274,472 FNMA SERIES 1990-119 CLASS J                                            9.00     10/25/2020           307,700
        144,339 FNMA SERIES 1990-124 CLASS Z                                            9.00     10/25/2020           164,279
        516,567 FNMA SERIES 1990-21 CLASS Z                                             9.00     03/25/2020           583,219
        326,461 FNMA SERIES 1990-27 CLASS Z                                             9.00     03/25/2020           361,249
        171,282 FNMA SERIES 1990-30 CLASS D                                             9.75     03/25/2020           197,721
        156,393 FNMA SERIES 1990-77 CLASS D                                             9.00     06/25/2020           173,462
        668,577 FNMA SERIES 1991-132 CLASS Z                                            8.00     10/25/2021           734,809
        224,193 FNMA SERIES 1992-71 CLASS X                                             8.25     05/25/2022           244,497
      1,349,697 FNMA SERIES G-22 CLASS ZT                                               8.00     12/25/2016         1,483,402
      2,290,462 FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                              5.32     05/25/2042         2,318,686
        185,034 FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                             5.22     06/25/2033           185,642
         79,726 FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                             5.19     08/25/2042            85,212
      6,833,491 FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                              5.29     08/25/2042         7,195,987
      3,382,489 GNMA SERIES 2007-69 CLASS TA+/-                                         5.06     06/16/2031         3,508,536
        156,787 GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++(i)                 8.00     09/19/2027           108,951
      4,608,258 GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                  0.67     06/25/2034         3,547,247
      3,823,296 GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                  5.39     06/25/2034         1,912,817
      4,349,510 GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++               0.62     01/25/2036         3,716,646
      4,339,143 GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++(i)            0.67     04/25/2036         3,746,053
      2,045,277 GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                      2.23     04/25/2032         1,534,007
        107,375 HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                3.53     06/25/2024            98,877
        270,234 HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                4.73     06/25/2024           265,910
        832,719 JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-             0.33     10/25/2036           796,033
      1,170,609 JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                     4.89     04/25/2035         1,118,800
      3,200,902 JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                    5.11     06/25/2035         2,581,834
        764,499 JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                1A1+/-++                                                                4.95     09/28/2044           443,634
         54,662 MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                       3.03     10/25/2032            53,168
            975 MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2(D) (i)             15,185.38     04/20/2021               250
         44,881 PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-            3.91     04/25/2018            36,956
         14,600 RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++(i)           0.51     04/26/2021            14,582
     11,080,655 RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                      1.68     09/10/2035         4,554,149
      6,566,314 RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                      1.88     09/10/2035         2,461,711
         70,822 SACO I TRUST SERIES 2005-2 CLASS A+/-++(i)                              0.47     04/25/2035            28,382
        960,506 SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
                A+/-                                                                    4.77     11/25/2020           960,559
      4,300,095 STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                2001-4 CLASS A1+/-                                                      8.90     10/25/2024         4,026,803
        607,685 STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                2001-4 CLASS A2+/-                                                      9.55     10/25/2024           569,162
        439,450 STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-        0.79     02/25/2028           343,495
      3,394,428 STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS
                A+/-++(i)                                                               8.54     04/15/2027         2,947,858
      4,357,514 STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                A+/-++                                                                  8.43     07/15/2027         3,136,775
        194,056 TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                     0.75     12/25/2034           160,663
        383,378 WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                  5.82     08/25/2032           383,100
        337,983 WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                  5.82     08/25/2032           337,949
      1,321,621 WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(i)               2.00     12/28/2037           974,322
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $124,198,525)                                                      98,486,396
                                                                                                             ----------------
CORPORATE BONDS & NOTES: 50.06%
AMUSEMENT & RECREATION SERVICES: 0.15%
        900,000 SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                     2.46     12/01/2010           900,000
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.54%
$     3,000,000 AUTOZONE INCORPORATED                                                   5.88%    10/15/2012  $      3,180,789
                                                                                                             ----------------
BUSINESS SERVICES: 0.55%
      3,000,000 THOMPSON CORPORATION                                                    6.20     01/05/2012         3,252,240
                                                                                                             ----------------
CHEMICALS & ALLIED PRODUCTS: 0.66%
      3,850,000 CLOROX COMPANY                                                          4.20     01/15/2010         3,896,142
                                                                                                             ----------------
COMMUNICATIONS: 4.71%
      4,000,000 BRITISH TELECOMMUNICATIONS PLC                                          9.13     12/15/2010         4,309,556
      3,000,000 CITIZENS COMMUNICATIONS COMPANY<<                                       9.25     05/15/2011         3,157,500
      5,000,000 COMCAST CABLE COMMUNICATIONS LLC                                        6.75     01/30/2011         5,317,250
      3,000,000 COX ENTERPRISES INCORPORATED++                                          7.88     09/15/2010         3,149,415
      2,500,000 SPRINT CAPITAL CORPORATION                                              7.63     01/30/2011         2,503,125
      3,000,000 TIME WARNER CABLE INCORPORATED                                          5.40     07/02/2012         3,200,085
      2,200,000 VERIZON GLOBAL FUNDING CORPORATION                                      7.25     12/01/2010         2,343,136
      3,500,000 VIACOM INCORPORATED                                                     5.75     04/30/2011         3,705,254
                                                                                                                   27,685,321
                                                                                                             ----------------
DEPOSITORY INSTITUTIONS: 7.22%
      5,000,000 ALLFIRST PREFERRED CAPITAL TRUST+/-                                     2.63     07/15/2029         3,291,855
      2,700,000 BANK OF NEW YORK MELLON CORPORATION+/-                                  0.76     06/29/2012         2,716,432
      7,500,000 CENTRAL FIDELITY CAPITAL I SERIES A+/-                                  1.51     04/15/2027         2,941,268
      1,925,000 HUDSON UNITED BANK MAHWAH NJ SERIES BKNT                                7.00     05/15/2012         2,020,253
      7,000,000 ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                              0.84     10/09/2009         6,999,839
      6,000,000 INTER-AMERICAN DEVELOPMENT BANK+/-                                      1.24     05/20/2014         6,001,002
      8,500,000 JPMORGAN CHASE & COMPANY SERIES 3+/-                                    0.85     12/26/2012         8,557,316
      4,000,000 M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                 0.92     12/04/2012         2,881,916
      2,000,000 PNC FUNDING CORPORATION+/-                                              0.63     01/31/2012         1,902,216
      2,100,000 PNC FUNDING CORPORATION+/-                                              0.80     04/01/2012         2,111,178
      3,000,000 STATE STREET BANK AND TRUST COMPANY SERIES FRN+/-                       0.83     09/15/2011         3,014,073
                                                                                                                   42,437,348
                                                                                                             ----------------
EATING & DRINKING PLACES: 0.56%
      3,000,000 YUM! BRANDS INCORPORATED                                                8.88     04/15/2011         3,294,378
                                                                                                             ----------------
ELECTRIC, GAS & SANITARY SERVICES: 4.44%
      2,972,000 ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B                        5.75     02/15/2011         3,068,590
      1,350,000 CAROLINA POWER & LIGHT COMPANY                                          6.50     07/15/2012         1,487,560
      2,000,000 ENERGY TRANSFER PARTNERS LP                                             5.65     08/01/2012         2,111,562
      5,000,000 ENTERGY GULF STATES INCORPORATED+/-                                     1.07     12/01/2009         4,989,285
      3,000,000 ENTERGY GULF STATES INCORPORATED                                        5.12     08/01/2010         3,006,675
      2,100,000 EXELON CORPORATION                                                      6.75     05/01/2011         2,244,950
      4,000,000 OHIO POWER COMPANY+/-                                                   0.76     04/05/2010         3,989,816
      3,000,000 PEOPLES ENERGY CORPORATION                                              6.90     01/15/2011         3,135,612
      2,071,861 SALTON SEA FUNDING CORPORATION SERIES C                                 7.84     05/30/2010         2,062,041
                                                                                                                   26,096,091
                                                                                                             ----------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.88%
      4,000,000 BAE SYSTEMS HOLDINGS INCORPORATED++                                     6.40     12/15/2011         4,287,548
      7,000,000 NATIONAL SEMICONDUCTOR CORPORATION+/-                                   0.88     06/15/2010         6,743,072
                                                                                                                   11,030,620
                                                                                                             ----------------
FINANCIAL SERVICES: 0.26%
      1,500,000 MASSMUTUAL GLOBAL FUNDING II++                                          3.63     07/16/2012         1,509,458
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
FOOD & KINDRED PRODUCTS: 2.68%
$     5,000,000 GENERAL MILLS INCORPORATED+/-                                           0.64%    01/22/2010  $      4,999,710
      4,000,000 HJ HEINZ COMPANY                                                        6.63     07/15/2011         4,324,012
      3,000,000 KRAFT FOODS INCORPORATED                                                5.63     11/01/2011         3,235,383
      2,973,000 SARA LEE CORPORATION                                                    6.25     09/15/2011         3,182,308
                                                                                                                   15,741,413
                                                                                                             ----------------
FOOD STORES: 0.55%
      3,000,000 SAFEWAY INCORPORATED                                                    6.50     03/01/2011         3,201,918
                                                                                                             ----------------
GENERAL MERCHANDISE STORES: 0.96%
      3,400,000 JCPENNEY COMPANY INCORPORATED                                           8.00     03/01/2010         3,468,340
      2,000,000 KOHLS CORPORATION                                                       7.38     10/15/2011         2,168,142
                                                                                                                    5,636,482
                                                                                                             ----------------
HOLDING & OTHER INVESTMENT OFFICES: 0.53%
      3,000,000 CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED                           4.88     08/15/2010         3,088,743
                                                                                                             ----------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.02%
      3,000,000 HEWLETT-PACKARD COMPANY+/-<<                                            1.43     05/27/2011         3,045,171
      3,000,000 INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED+/-                        2.42     08/13/2010         2,958,915
                                                                                                                    6,004,086
                                                                                                             ----------------
INSURANCE CARRIERS: 2.56%
      3,000,000 PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                            5.10     12/14/2011         3,066,456
      5,000,000 SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                               1.42     07/06/2010         4,892,690
      4,000,000 UNITEDHEALTH GROUP INCORPORATED+/-                                      1.77     02/07/2011         3,988,456
      3,000,000 WELLPOINT INCORPORATED                                                  5.00     01/15/2011         3,100,749
                                                                                                                   15,048,351
                                                                                                             ----------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.88%
      5,000,000 XEROX CORPORATION                                                       7.13     06/15/2010         5,170,860
                                                                                                             ----------------
MISCELLANEOUS RETAIL: 0.57%
      3,291,794 CVS CAREMARK CORPORATION++                                              7.77     01/10/2012         3,328,333
                                                                                                             ----------------
MOTION PICTURES: 0.59%
      3,000,000 HISTORIC TW INCORPORATED                                                9.13     01/15/2013         3,493,956
                                                                                                             ----------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.40%
      7,000,000 AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN+/-                       1.66     05/27/2010         6,989,822
      5,000,000 AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                      0.87     02/05/2010         4,993,690
      3,000,000 EVEREST REINSURANCE HOLDINGS INCORPORATED                               8.75     03/15/2010         3,087,228
      8,500,000 GENERAL ELECTRIC CAPITAL CORPORATION+/-                                 0.59     04/28/2011         8,307,271
      3,000,000 NISSAN MOTOR ACCEPTANCE CORPORATION SERIES++                            4.63     03/08/2010         2,974,521
      5,000,000 UNILEVER CAPITAL CORPORATION                                            7.13     11/01/2010         5,356,805
                                                                                                                   31,709,337
                                                                                                             ----------------
OFFICE SUPPLIES: 0.54%
      3,000,000 STAPLES INCORPORATED                                                    7.75     04/01/2011         3,187,923
                                                                                                             ----------------
OIL & GAS EXTRACTION: 1.51%
      3,334,000 DEVON FINANCING CORPORATION                                             6.88     09/30/2011         3,638,141
      3,000,000 ENTERPRISE PRODUCTS PARTNERS OPERATING LP                               7.50     02/01/2011         3,176,943
      2,000,000 XTO ENERGY INCORPORATED                                                 5.00     08/01/2010         2,048,360
                                                                                                                    8,863,444
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.55%
$     3,000,000 VALERO ENERGY CORPORATION                                               6.88%    04/15/2012  $      3,233,676
                                                                                                             ----------------
PHARMACEUTICALS: 0.70%
      4,000,000 PFIZER INCORPORATED+/-                                                  2.58     03/15/2011         4,119,600
                                                                                                             ----------------
PIPELINES: 0.88%
      1,910,000 PLAINS ALL AMERICAN PIPELINE LP PAA FINANCE CORPORATION                 7.75     10/15/2012         2,111,635
      3,000,000 WILLIAMS COMPANIES INCORPORATED++                                       6.38     10/01/2010         3,070,161
                                                                                                                    5,181,796
                                                                                                             ----------------
RAILROAD TRANSPORTATION: 0.34%
      2,000,000 UNION PACIFIC CORPORATION                                               7.38     09/15/2009         2,003,728
                                                                                                             ----------------
RAILROADS: 0.57%
      3,160,000 CSX CORPORATION                                                         6.75     03/15/2011         3,356,603
                                                                                                             ----------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 2.15%
      3,000,000 HEALTH CARE REIT INCORPORATED                                           8.00     09/12/2012         3,169,479
      2,501,000 HRPT PROPERTIES TRUST+/-                                                1.22     03/16/2011         2,207,120
      2,500,000 NATIONWIDE HEALTH PROPERTIES INCORPORATED                               6.50     07/15/2011         2,433,155
      3,060,000 SIMON PROPERTY GROUP LP                                                 4.88     08/15/2010         3,135,435
      1,730,000 WASHINGTON REAL ESTATE INVESTMENT TRUST                                 5.95     06/15/2011         1,708,484
                                                                                                                   12,653,673
                                                                                                             ----------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.11%
      6,000,000 BEAR STEARNS COMPANY INCORPORATED SERIES MTN                            5.85     07/19/2010         6,165,714
      6,000,000 MORGAN STANLEY                                                          3.25     12/01/2011         6,246,336
                                                                                                                   12,412,050
                                                                                                             ----------------
TRANSPORTATION EQUIPMENT: 1.04%
      6,032,000 LOCKHEED MARTIN CORPORATION                                             8.20     12/01/2009         6,134,634
                                                                                                             ----------------
WASTE MANAGEMENT: 0.69%
      3,705,000 WASTE MANAGEMENT INCORPORATED                                           6.38     11/15/2012         4,054,934
                                                                                                             ----------------
WHOLESALE TRADE NON-DURABLE GOODS: 2.27%
      5,000,000 BROWN-FORMAN CORPORATION+/-                                             0.70     04/01/2010         5,000,100
      5,000,000 CARDINAL HEALTH INCORPORATED+/-                                         0.87     10/02/2009         5,000,440
      3,000,000 MCKESSON CORPORATION                                                    7.75     02/01/2012         3,319,605
                                                                                                                   13,320,145
                                                                                                             ----------------
TOTAL CORPORATE BONDS & NOTES (COST $298,817,920)                                                                 294,228,072
                                                                                                             ----------------
FOREIGN CORPORATE BONDS@: 4.40%
      2,910,000 COVIDIEN INTERNATIONAL FINANCE                                          5.15     10/15/2010         3,029,781
      3,500,000 ROGERS WIRELESS INCORPORATED                                            9.63     05/01/2011         3,886,040
      3,500,000 SHAW COMMUNICATIONS INCORPORATION<<                                     7.25     04/06/2011         3,626,875
      2,000,000 TELECOM ITALIA CAPITAL+/-                                               0.96     02/01/2011         1,970,700
      3,500,000 TELEFONICA EUROPE BV                                                    7.75     09/15/2010         3,711,103
      5,000,000 VODAFONE GROUP PLC+/-                                                   0.97     06/15/2011         4,964,305
      2,500,000 WESTFIELD CAPITAL CORPORATION LIMITED/ WT FINANCE LIMITED/
                WEA FINANCE LLC++                                                       4.38     11/15/2010         2,520,095
      2,000,000 WOOLWORTHS LIMITED++                                                    5.25     11/15/2011         2,137,816
TOTAL FOREIGN CORPORATE BONDS (COST $25,232,594)                                                                   25,846,715
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
FOREIGN GOVERNMENT BONDS@: 1.49%
$     3,000,000 HUSKY ENERGY INCORPORATED                                               6.25%    06/15/2012  $      3,257,826
      2,790,000 RIO TINTO ALCAN INCORPORATED                                            6.45     03/15/2011         2,915,433
      2,500,000 TELECOM ITALIA CAPITAL                                                  4.88     10/01/2010         2,563,243
TOTAL FOREIGN GOVERNMENT BONDS (COST $8,673,836)                                                                    8,736,502
                                                                                                             ----------------
MUNICIPAL BONDS & NOTES: 4.22%
CALIFORNIA: 0.70%
      4,185,000 ALAMEDA COUNTY CA CAPITAL APPRECIATION TAXABLE-SERIES B
                (OTHER REVENUE, MBIA INSURED)##                                         4.09     12/01/2009         4,142,648
                                                                                                             ----------------
GEORGIA: 0.20%
      1,175,000 GEORGIA MUNICIPAL GAS AUTHORITY TAXABLE GAS PORTFOLIO III
                SERIES F (UTILITIES REVENUE)                                            3.07     08/01/2011         1,195,351
                                                                                                             ----------------
ILLINOIS: 0.68%
      4,000,000 CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, ASSURED
                GUARANTY)+/-ss                                                          5.15     03/01/2036         4,000,000
                                                                                                             ----------------
IOWA: 0.11%
        625,000 CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E
                (TAX INCREMENTAL REVENUE)                                               5.34     06/01/2010           630,181
                                                                                                             ----------------
LOUISIANA: 0.54%
      3,000,000 PARISH OF IBERVILLE LA DOW CHEMICAL (IDR)                               5.50     06/01/2029         3,024,090
        150,584 TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
                (OTHER REVENUE LOC)                                                     6.36     05/15/2025           130,777
                                                                                                                    3,154,867
                                                                                                             ----------------
NEW YORK: 0.34%
      2,000,000 BABYLON NY INDUSTRIAL DEVELOPMENT AGENCY TAXABLE COVANTA
                BABYLON SERIES B (INDUSTRIAL DEVELOPMENT REVENUE)                       4.67     01/01/2012         2,002,060
                                                                                                             ----------------
PENNSYLVANIA: 1.14%
      7,200,000 HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
                APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
                REVENUE)##                                                              4.80     12/15/2010         6,677,352
                                                                                                             ----------------
TEXAS: 0.51%
      3,000,000 TEXAS VETERANS HOUSING ASSISTANCE SERIES A-2 (HOUSING
                REVENUE, DEPFA BANK PLC LOC)+/-ss                                       3.95     12/01/2029         3,000,000
                                                                                                             ----------------
TOTAL MUNICIPAL BONDS & NOTES (COST $24,766,815)                                                                   24,802,459
                                                                                                             ----------------

     SHARES
---------------
COLLATERAL FOR SECURITIES LENDING: 1.43%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.26%
        387,006 AIM STIT-LIQUID ASSETS PORTFOLIO                                                                      387,006
        387,006 BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                          387,006
        387,006 DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                              387,006
        387,006 DWS MONEY MARKET SERIES INSTITUTIONAL                                                                 387,006
                                                                                                                    1,548,024
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS: 1.17%
$       144,639 ABN AMRO BANK NV (CHICAGO)                                              0.26%    09/18/2009  $        144,639
        151,870 ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                         0.45     09/08/2009           151,857
        117,274 AMSTEL FUNDING CORPORATION++(p)                                         1.78     09/22/2009           117,153
         97,729 ANTALIS US FUNDING CORPORATION++(p)                                     0.28     09/08/2009            97,723
         58,637 ANTALIS US FUNDING CORPORATION++(p)                                     0.27     09/30/2009            58,624
         34,401 ARABELLA FINANCE LLC++(p)                                               0.40     09/01/2009            34,401
         11,727 ARABELLA FINANCE LLC++(p)                                               0.71     09/04/2009            11,727
        265,822 BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $265,824)                    0.22     09/01/2009           265,822
         67,433 BANK OF IRELAND                                                         0.35     09/01/2009            67,433
         82,092 BANK OF IRELAND                                                         0.60     09/04/2009            82,092
        178,648 BARCLAY CAPITAL INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                $178,649)                                                               0.22     09/01/2009           178,648
        155,389 BNP PARIBAS (PARIS)                                                     0.19     09/01/2009           155,389
        136,820 BRYANT BANK FUNDING LLC++(p)                                            0.25     09/02/2009           136,819
          4,300 CALCASIEU PARISH LA+/-ss                                                0.50     12/01/2027             4,300
        121,184 CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                   0.14     11/01/2026           121,184
         12,509 CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss             0.45     06/01/2028            12,509
         58,637 CALYON (NEW YORK)                                                       0.40     09/03/2009            58,638
         29,710 CALYON (NEW YORK)                                                       3.33     09/10/2009            29,732
        140,729 CANCARA ASSET SECURITIZATION LIMITED++(p)                               0.30     09/08/2009           140,721
         36,132 CHEYNE FINANCE LLC+/-++####(a)(i)                                       0.00     02/25/2008               596
         10,369 COLORADO HOUSING & FINANCE AUTHORITY+/-ss                               0.50     10/01/2038            10,369
         19,546 COOK COUNTY IL+/-ss                                                     0.70     11/01/2030            19,546
        176,889 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $176,890)                                                               0.23     09/01/2009           176,889
        352,801 CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                $352,803)                                                               0.22     09/01/2009           352,801
        160,275 DANSKE BANK A/S COPENHAGEN                                              0.22     09/02/2009           160,275
         66,456 DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                      0.80     12/15/2037            66,456
        134,866 DEXIA BANK (GRAND CAYMAN)                                               0.21     09/01/2009           134,866
         14,659 DEXIA DELAWARE LLC                                                      0.26     09/01/2009            14,659
        156,366 EKSPORTFINANS ASA++                                                     0.23     09/14/2009           156,353
         97,729 ERASMUS CAPITAL CORPORATION++(p)                                        0.28     09/10/2009            97,722
         59,630 FAIRWAY FINANCE CORPORATION++(p)                                        0.22     09/16/2009            59,625
        136,820 GDF SUEZ++                                                              0.22     09/21/2009           136,803
        137,524 GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $137,525)                    0.22     09/01/2009           137,524
         58,637 GOTHAM FUNDING CORPORATION++(p)                                         0.23     09/14/2009            58,632
         72,162 GRYPHON FUNDING LIMITED(a)(i)                                           0.00     08/23/2010            22,298
          6,450 HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                   0.65     11/01/2042             6,450
         31,664 HOUSTON TX UTILITY SYSTEM+/-ss                                          0.30     05/15/2034            31,664
         11,180 ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                 0.35     07/01/2029            11,180
          7,818 INDIANA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.37     01/01/2018             7,818
        107,502 INTESA SANPAOLO SPA                                                     0.35     09/10/2009           107,505
         43,001 IRISH LIFE & PERMANENT PLC++                                            0.58     09/01/2009            43,001
         39,091 IRISH LIFE & PERMANENT PLC++                                            0.58     09/03/2009            39,090
         23,455 IRISH LIFE & PERMANENT PLC++                                            0.54     09/04/2009            23,454
         23,455 IRISH LIFE & PERMANENT PLC++                                            0.54     09/08/2009            23,452
        352,801 JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                MORTGAGE BACKED SECURITIES (MATURITY VALUE $352,803)                    0.22     09/01/2009           352,801
         11,727 KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                  0.37     04/15/2025            11,727
        155,389 KBC BANK NV BRUSSELS                                                    0.22     09/01/2009           155,389
         97,729 KOCH RESOURCES LLC++                                                    0.24     09/02/2009            97,728
         58,637 KOCH RESOURCES LLC++                                                    0.22     09/15/2009            58,632
         97,729 MASSACHUSETTS HEFA+/-ss                                                 0.30     10/01/2034            97,729

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

   PRINCIPAL                              SECURITY NAME                          INTEREST RATE MATURITY DATE       VALUE
--------------- ---------------------------------------------------------------- ------------- ------------- ----------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        15,637 MISSISSIPPI STATE GO+/-ss                                               0.65%    11/01/2028  $         15,637
         11,337 MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                               0.14     02/01/2036            11,337
        293,186 MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                US TREASURY SECURITIES (MATURITY VALUE $293,188)                        0.20     09/01/2009           293,186
         74,274 NATEXIS BANQUES POPULAIRES                                              0.24     09/01/2009            74,274
         36,160 NATEXIS BANQUES POPULAIRES                                              0.24     09/04/2009            36,159
         16,614 NATIONAL AUSTRALIA BANK+/-++                                            0.69     09/11/2009            16,616
         35,182 NATIXIS++                                                               0.24     09/02/2009            35,182
          7,818 NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                1.80     01/01/2018             7,818
         19,135 NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                0.34     01/01/2034            19,135
        156,366 RANGER FUNDING CORPORATION++(p)                                         0.22     09/21/2009           156,347
          5,574 REGENCY MARKETS #1 LLC++(p)                                             0.23     09/15/2009             5,574
        148,548 REGENCY MARKETS #1 LLC++(p)                                             0.25     09/17/2009           148,531
         35,182 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.30     09/03/2009            35,182
         35,182 RHEIN-MAIN SECURITIZATION LIMITED++(p)                                  0.40     09/10/2009            35,179
         97,729 ROYAL BANK OF SCOTLAND CT                                               0.27     09/14/2009            97,729
        136,820 SCALDIS CAPITAL LIMITED++(p)                                            0.31     09/16/2009           136,803
         58,637 SOCIETE GENERALE BANNON LLC                                             0.24     09/15/2009            58,637
         97,729 SOCIETE GENERALE NORTH AMERICA                                          0.24     09/10/2009            97,723
        156,366 SOLITAIRE FUNDING LLC++(p)                                              0.29     09/17/2009           156,346
        117,274 STARBIRD FUNDING CORPORATION++(p)                                       0.20     09/03/2009           117,273
         39,091 STARBIRD FUNDING CORPORATION++(p)                                       0.25     09/03/2009            39,091
         58,637 THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)                 0.26     09/10/2009            58,633
         11,727 TICONDEROGA MASTER FUNDING LIMITED++(p)                                 0.25     09/11/2009            11,727
        156,366 TULIP FUNDING CORPORATION++(p)                                          0.25     09/18/2009           156,347
         25,800 TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                       0.16     07/01/2032            25,800
         35,182 UBS AG (STAMFORD CT)                                                    3.41     09/08/2009            35,204
        136,820 UNICREDITO ITALIANO (NEW YORK)                                          0.32     09/08/2009           136,820
         11,727 VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                       0.34     12/15/2040            11,727
         15,637 VERSAILLES CDS LLC++(p)                                                 0.50     09/01/2009            15,637
         15,637 VERSAILLES CDS LLC++(p)                                                 0.50     09/02/2009            15,636
         15,637 VERSAILLES CDS LLC++(p)                                                 0.45     09/03/2009            15,636
          7,818 VERSAILLES CDS LLC++(p)                                                 0.45     09/04/2009             7,818
         96,069 VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.35     04/30/2008            44,192
         60,687 VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.28     05/02/2008            27,916
         60,908 VICTORIA FINANCE LLC+/-++####(a)(i)                                     0.25     08/07/2008            28,018
        115,320 WESTPAC SECURITIES NZ LIMITED++                                         0.22     09/14/2009           115,309
                                                                                                                    6,842,624
                                                                                                             ----------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,613,579)                                                           8,390,648
                                                                                                             ----------------

     SHARES                                                                          YIELD
---------------                                                                  -------------
SHORT-TERM INVESTMENTS: 8.55%
     50,255,563 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                            0.22                       50,255,563
                                                                                                             ----------------

   PRINCIPAL                                                                     INTEREST RATE
---------------                                                                  -------------
US TREASURY BILLS: 0.07%
$       100,000 US TREASURY BILL###                                                     0.10     09/24/2009            99,994
        300,000 US TREASURY BILL###                                                     0.18     09/24/2009           299,966
                                                                                                                      399,960
                                                                                                             ----------------
TOTAL SHORT-TERM INVESTMENTS (COST $50,655,523)                                                                    50,655,523
                                                                                                             ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                          PORTFOLIO OF INVESTMENTS - AUGUST 31, 2009 (UNAUDITED)

ULTRA SHORT-TERM INCOME FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $652,604,509)*                                                     100.79%                             $    592,359,435
OTHER ASSETS AND LIABILITIES, NET                                         (0.79)                                   (4,620,016)
                                                                         ------                              ----------------
TOTAL NET ASSETS                                                         100.00%                             $    587,739,419
                                                                         ------                              ----------------

+/-  VARIABLE RATE INVESTMENTS.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(D) THIS SECURITY IS A STRUCTURED NOTE WHICH GENERATES INCOME BASED ON A COUPON FORMULA (-1500*1 MONTH LIBOR + 15,573.5%) AND THE PREPAYMENT BEHAVIOR OF THE UNDERLYING COLLATERAL. THE COUPON IS SUBJECT TO A MANDATORY CAP OF 15,573.5% AND A MANDATORY FLOOR OF 11%. THE CURRENT INTEREST RATE IS (-1,500*0.25875)+15,573.5% = 15,185.38%.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLAR.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $50,255,563.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $652,689,765 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  8,311,524
GROSS UNREALIZED DEPRECIATION                 (68,641,854)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $(60,330,330)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

INCOME FUNDS - NO LOAD

NOTES TO PORTFOLIO OF INVESTMENT

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in securities:

                                                                                      SIGNIFICANT
                                                                 SIGNIFICANT OTHER   UNOBSERVABLE     TOTAL FAIR
                                                  QUOTED PRICE   OBSERVABLE INPUTS      INPUTS        VALUE AS OF
INVESTMENTS IN SECURITIES*                           LEVEL 1          LEVEL 2           LEVEL 3        8/31/2009
--------------------------                        ------------   -----------------   ------------   --------------
GOVERNMENT SECURITIES FUND
   Asset backed securities                        $          0     $   29,785,549     $         0   $   29,785,549
   Mortgage backed securities                                0      1,040,589,187               0    1,040,589,187
   Collateralized mortgage obligations                       0        348,170,312               0      348,170,312
   Corporate debt securities                                 0        271,048,946      11,743,539      282,792,485
   Debt securities issued by states in the U.S.
      and its political subdivisions                         0         50,920,327               0       50,920,327
   Debt securities issued by foreign
      governments                                            0         29,752,044               0       29,752,044
   Treasury and U.S. government agencies                     0        539,907,731               0      539,907,731
   Registered Investment Companies                 381,378,053                  0               0      381,378,053
   Short-term investments                                    0         93,571,581               0       93,571,581
                                                  ------------     --------------     -----------   --------------
                                                  $381,378,053     $2,403,745,677     $11,743,539   $2,796,867,269
                                                  ------------     --------------     -----------   --------------
HIGH INCOME FUND
   Corporate debt securities                      $          0     $  567,690,639     $ 5,544,290   $  573,234,929
   Debt securities issued by states in the U.S.
      and its political subdivisions                         0          5,349,500       2,826,250        8,175,750
   Debt securities issued by foreign
      governments                                            0          3,657,900               0        3,657,900
   Treasury and U.S. government agencies                     0            249,971               0          249,971
   Registered Investment Companies                  34,072,869                  0               0       34,072,869
   Short-term investments                                    0         17,919,983               0       17,919,983
                                                  ------------     --------------     -----------   --------------
                                                  $ 34,072,869     $  594,867,993     $ 8,370,540   $  637,311,402
                                                  ------------     --------------     -----------   --------------
SHORT-TERM BOND FUND
   Asset backed securities                        $          0     $   12,580,005     $ 6,748,290   $   19,328,295
   Mortgage backed securities                                0         19,178,790               0       19,178,790
   Collateralized mortgage obligations                       0         29,662,644       2,192,739       31,855,383
   Corporate debt securities                                 0        202,631,856       2,832,602      205,464,458
   Debt securities issued by states in the U.S.
      and its political subdivisionsy                        0         49,676,906               0       49,676,906
   Treasury and U.S. government agencies                     0         13,122,490               0       13,122,490
   Registered Investment Companies                  37,466,100                  0               0       37,466,100
   Short-term investments                                    0          4,887,363               0        4,887,363
                                                  ------------     --------------     -----------   --------------
                                                  $ 37,466,100     $  331,740,054     $11,773,631   $  380,979,785
                                                  ------------     --------------     -----------   --------------
SHORT-TERM HIGH YIELD BOND FUND
   Collateralized mortgage obligations            $          0     $      191,203     $         0   $      191,203
   Corporate debt securities                                 0        295,801,636       2,503,810      298,305,446
   Debt securities issued by states in the U.S.
      and its political subdivisions                         0          2,506,533               0        2,506,533
   Debt securities issued by foreign
      governments                                            0          4,896,250               0        4,896,250
   Registered Investment Companies                  32,480,248                  0               0       32,480,248
   Short-term investments                                    0          2,501,066               0        2,501,066
                                                  ------------     --------------     -----------   --------------
                                                  $ 32,480,248     $  305,896,688     $ 2,503,810   $  340,880,746
                                                  ------------     --------------     -----------   --------------
ULTRA SHORT-TERM INCOME FUND
   Asset backed securities                        $          0     $   43,642,670     $13,329,595   $   56,972,265
   Mortgage backed securities                                0         24,240,855               0       24,240,855
   Collateralized mortgage obligations                       0         91,470,536       7,015,860       98,486,396
   Corporate debt securities                                 0        321,216,001       3,451,353      324,667,354
   Debt securities issued by states in the U.S.
      and its political subdivisions                         0         25,294,845               0       25,294,845
   Debt securities issued by foreign
      governments                                            0          8,736,502               0        8,736,502
   Treasury and U.S. government agencies                     0            399,960               0          399,960
   Registered Investment Companies                  51,803,587                  0               0       51,803,587
   Short-term investments                                    0          1,757,671               0        1,757,671
                                                  ------------     --------------     -----------   --------------
                                                  $ 51,803,587     $  516,759,040     $23,796,808   $  592,359,435
                                                  ------------     --------------     -----------   --------------

* Further details on the major security types listed above for each Fund can be found in the Portfolio of Investments

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds' investments in other financial instruments.**

                                                                                      SIGNIFICANT
                                                                 SIGNIFICANT OTHER   UNOBSERVABLE   NET UNREALIZED
                                                  QUOTED PRICE   OBSERVABLE INPUTS      INPUTS       APPRECIATION
FUND                                                 LEVEL 1          LEVEL 2           LEVEL 3     (DEPRECIATION)
----                                              ------------   -----------------   ------------   --------------
Government Securities Fund                          $180,061            $0                $0          $ 180,061
High Income Fund                                     (53,988)            0                 0            (53,988)
Short-Term Bond Fund                                (229,301)            0                 0           (229,301)
Ultra Short-Term Income Fund                        (526,910)            0                 0           (526,910)

** Other financial instruments may include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                             SHORT-TERM
                                                   GOVERNMENT                                   HIGH         ULTRA
                                                   SECURITIES   HIGH INCOME    SHORT-TERM    YIELD BOND    SHORT-TERM
                                                      FUND          FUND        BOND FUND        FUND     INCOME FUND
                                                  -----------   -----------   -----------   -----------   -----------
BALANCE AS OF 05/31/2009                          $12,819,817   $5,403,755    $ 9,451,709   $  182,227    $19,972,726
Corporate debt securities:
   Accrued discounts/premiums                               0       11,466              0            0              0
   Realized gain (loss)                                     0     (100,500)             0      (10,700)             0
   Net change in unrealized appreciation
      (depreciation)                                1,422,643      448,047        100,017       31,423         14,903
   Net purchases (sales)                           (1,029,018)    (218,478)       (72,343)     (28,973)       (10,779)
   Transfer in (out) of Level 3                             0            0      2,006,985    2,329,833      3,328,333
Asset-Backed Securities
   Accrued discounts/premiums                               0            0              0            0              0
   Realized gain (loss)                                     0            0              0            0              0
   Net change in unrealized appreciation
      (depreciation)                                        0            0        552,078            0        917,616
   Net purchases (sales)                                    0            0              0            0        124,311
   Transfer in (out) of Level 3                             0            0              0            0              0
Collateralized Mortgage Obligations
   Accrued discounts/premiums                               0            0             26            0             44
   Realized gain (loss)                                     0            0            830            0          1,233
   Net change in unrealized appreciation
      (depreciation)                                  294,163            0         68,598            0        361,989
   Net purchases (sales)                                    0            0       (334,268)           0       (913,568)
   Transfer in (out) of Level 3                    (1,601,703)           0              0            0              0
Mortgage Backed Securities
   Accrued discounts/premiums                               0            0              0            0              0
   Realized gain (loss)                                     0            0              0            0              0
   Net change in unrealized appreciation
      (depreciation)                                        0            0              0            0              0
   Net purchases (sales)                                    0            0              0            0              0
   Transfer in (out) of Level 3                      (162,363)           0              0            0              0
Debt securities issued by states in the U.S.
   and its political subdivisions
   Accrued discounts/premiums                               0            0              0            0              0
   Realized gain (loss)                                     0            0              0            0              0
   Net change in unrealized appreciation
      (depreciation)                                        0            0              0            0              0
   Net purchases (sales)                                    0            0              0            0              0
   Transfer in (out) of Level 3                             0    2,826,250              0            0              0
   BALANCE AS OF 08/31/2009                       $11,743,539   $8,370,540    $11,773,631   $2,503,810    $23,796,808

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities held as of August 31, 2009:

                                                                                               SHORT-TERM
                                                                                                  HIGH          ULTRA
                                                     GOVERNMENT     HIGH INCOME   SHORT-TERM   YIELD BOND    SHORT-TERM
                                                  SECURITIES FUND       FUND       BOND FUND      FUND      INCOME FUND
                                                  ---------------   -----------   ----------   ----------   -----------
Change in unrealized appreciation
   (depreciation) relating to securities held
   at the end of reporting period                    $1,422,643       $448,047     $847,052      $31,423     $1,511,537

FUTURES CONTRACTS

The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President

Date: October 23, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By: /s/ Karla M. Rabusch

                                            Karla M. Rabusch
                                            President


                                        By: /s/ Jeremy M. DePalma

                                            Jeremy M. DePalma
                                            Treasurer


                                        By: /s/ David S. Berardi

                                            David S. Berardi
                                            Treasurer

Date: October 23, 2009